As filed with the Securities and Exchange Commission on    July 16, 1999
                      (File Nos. 333-67705 and 811-09107).

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                       Post-Effective Amendment No. 1     [X]

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                               Amendment No.     [X]

                               MACKENZIE SOLUTIONS
               (Exact Name of Registrant as Specified in Charter)

                           Via Mizner Financial Plaza
                      700 South Federal Highway - Suite 300
                            Boca Raton, Florida 33432
                    (Address of Principal Executive Offices)

                  Registrant's Telephone Number: (800) 777-6472

                                C. William Ferris
                      Mackenzie Investment Management Inc.
                           Via Mizner Financial Plaza
                      700 South Federal Highway - Suite 300
                            Boca Raton, Florida 33432
                     (Name and Address of Agent for Service)

                                   Copies to:
                             Joseph R. Fleming, Esq.
                             Dechert Price & Rhoads
                   Ten Post Office Square, South - Suite 1230
                                Boston, MA 02109



[x]    It is proposed that this  Post-Effective  Amendment will become effective on October 1, 1999 pursuant to paragraph (a)(2) of Rule 485.



THIS POST-EFFECTIVE AMENDMENT NO. 1 IS BEING FILED SOLELY IN ORDER TO ADD A NEW SERIES TO THE REGISTRANT, DESIGNATED AS CUNDILL VALUE FUND. AS SUCH, THE PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION THAT ARE INCLUDED IN THIS POST-EFFECTIVE AMENDMENT NO. 1 ARE TO BE USED CONCURRENTLY WITH AND SEPARATELY FROM THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION FOR THE OTHER FIVE SERIES OFFERED BY THE REGISTRANT, WHICH ARE INCORPORATED BY REFERENCE TO THIS FILING.


                               CUNDILL VALUE FUND

                              CROSS REFERENCE SHEET

         Post-Effective Amendment No. 1 to the Registration Statement of Mackenzie Solutions (the "Registrant") contains the Prospectuses and Statement of Additional Information to be used with the Cundill Value Fund, one of the six series of the Registrant. The other five series of the Registrant are described in a separate prospectus and statement of additional information, which are not included herewith but are incorporated by reference herein.

                          ITEMS REQUIRED BY FORM N-1A:

PART A:

ITEM 1            FRONT AND BACK COVER PAGES:  Front and back cover pages

ITEM 2            RISK/RETURN SUMMARY: INVESTMENTS, RISKS AND PERFORMANCE:
                  Principal Investment Strategies; Principal Risks

ITEM 3            RISK/RETURN SUMMARY: FEE TABLE:  Fees and Expenses

ITEM 4      INVESTMENT  OBJECTIVES,  PRINCIPAL INVESTMENT  STRATEGIES,  AND
               RELATED RISKS: Principal Investment Strategies; Principal Risks; Additional Information About Investment Strategies And Risks

ITEM 5            MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE:  Not applicable

ITEM 6            MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE:  Management

ITEM 7            SHAREHOLDER INFORMATION:  Shareholder Information

ITEM 8            DISTRIBUTION ARRANGEMENTS:  Shareholder Information

ITEM 9            FINANCIAL HIGHLIGHTS INFORMATION:  Not applicable


PART B

ITEM 10           COVER PAGE AND TABLE OF CONTENTS:  Cover Page; Table of
                  Contents

ITEM 11           FUND HISTORY:  General Information

ITEM 12           DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS:
                  Investment Objectives, Strategies and
                  Risks; Investment Restrictions; Appendix A

ITEM 13           MANAGEMENT OF THE FUND: Management of the Fund

ITEM 14           CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES:
                  Trustees and Officers

ITEM 15 INVESTMENT ADVISORY AND OTHER SERVICES: Investment Advisory And Other Services

ITEM 16           BROKERAGE ALLOCATION AND OTHER PRACTICES:  Brokerage
                  Allocation

ITEM 17           CAPITAL STOCK AND OTHER SECURITIES:  Capitalization and
                   Voting Rights

ITEM 18           PURCHASE, REDEMPTION AND PRICING OF SHARES:  Special Rights
                   and Privileges; Capitalization and
                  Voting Rights; Net Asset Value

ITEM 19           TAXATION OF THE FUND:  Taxation

ITEM 20           UNDERWRITERS:  Distribution Services

ITEM 21           CALCULATION OF PERFORMANCE DATA:  Performance Information

ITEM 22           FINANCIAL STATEMENTS:  Financial Statements










                               [Front Cover Page]






PROSPECTUS                                                     ___, 1999




MACKENZIE SOLUTIONS - Cundill Value Fund



Mackenzie Solutions (the "Trust") is a registered open-end investment company currently consisting of six separate portfolios. This Prospectus relates to the Class A, Class B, Class C, and Class I shares of Cundill Value Fund (the "Fund"). The Fund also offers Advisor Class shares, which are described in a separate prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus. Any representation to the contrary is a criminal offense.



Investments in the Fund are not deposits of any bank and are not federally insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.




[Insert all logos]

                                TABLE OF CONTENTS


SUMMARY  3


ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES AND RISKS.................6


MANAGEMENT...................................................................9


SHAREHOLDER INFORMATION.....................................................11


ACCOUNT APPLICATION.........................................................20


HOW TO RECEIVE MORE INFORMATION ABOUT THE FUND..............................26


SHAREHOLDER INQUIRIES.......................................................26

                                     SUMMARY


Investment objective    The Fund seeks long-term capital growth. Any income
                        realized will be incidental.


Principal            The Fund invests at least 65% of its assets in equity
investment            securities.
strategies
                     The Fund might engage in foreign currency exchange transactions and forward foreign currency contracts to control its exposure to certain risks.

                     The  Fund's  management  team  employs a  contrarian  value philosophy  (i.e.,  the team looks for securities which are trading  below  their  estimated  intrinsic  value),  while looking for investment opportunities around the world.
Principal            risks  The  main  risks to which  the  Fund is  exposed  in carrying out its investment strategies are the following:

                     Management risk: Securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund.

                     Market risk: Common stock represents a proportionate ownership interest in a company. The market value of common stock can fluctuate significantly even where "management risk" is not a factor, so you could lose money if you redeem your Fund shares at a time when the Fund's stock portfolio is not performing as well as expected.

                     Foreign security and emerging market risk: Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the U.S. markets and that could affect the Fund's performance unfavorably, depending upon prevailing conditions at any given time. Among these potential risks are:

                     o        greater price volatility;

                     o comparatively weak supervision and regulation of securities exchanges, brokers and issuers;

                     o        higher brokerage costs;

                     o        fluctuations in foreign-currency exchange rates
                               and related conversion costs;

                     o        adverse tax consequences; and

                     o        settlement delays.

                     The risks of investing in foreign securities are more acute in countries with developing economies.

                     Investment Concentration Risk: Since the Fund may invest a significant portion of its assets in a single country or industry at a given time, the Fund could experience wider fluctuations in value than would other mutual funds with more diversified portfolios.
Who should invest* The Fund may be appropriate for investors seeking long-term growth potential, but who can accept significant fluctuations in capital value in the short-term.
* You should consult with your financial advisor before deciding whether the Fund is an appropriate investment choice in light of your particular financial needs and risk tolerance.

Performance Information


         The  Fund  commenced   operations  on  _______,   1999,   therefore  no
performance information is available.


Fees and Expenses

         The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:


         SHAREHOLDER FEES  (fees paid directly from your investment)



                                                   Class A                Class B                Class C               Class I

    Maximum sales charge (load) imposed             5.75%                  None                   None                  None
    on purchases (as a percentage of
    offering price)......

    Maximum deferred sales charge (load)            None                   5.00%                  1.00%                 None
    (as a percentage of purchase
    price)...................................

    Maximum sales charge (load) imposed             None                   None                   None                  None
    on reinvested dividends....

    Redemption fee*.......................          None                   None                   None                  None

    Exchange fee..........................          None                   None                   None                  None

         * If you choose to receive your redemption proceeds via Federal Funds wire, a $10 wire fee will be charged to your account.


ANNUAL FUND OPERATING EXPENSES  (expenses that are deducted from Fund assets)


                                      Class A     Class B        Class C         Class I

         Management fees..........     1.00%       1.00%          1.00%           1.00%

         Distribution and/or           0.25%       1.00%          1.00%           None
         service (12b-1) fees....

         Other expenses.......         0.95%       0.95%          0.95%           0.86%

         Total annual Fund             2.20%       2.95%          2.95%           1.86%
         operating expenses........


Example

         The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (with additional information shown for Class B and Class C shares based on the assumption that you do not redeem your shares at that time). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:



     Year         Class A     Class B    (no redemption) Class B


     1st             $785         $798              $298

     3rd             1,224       1,213               913


 Class C           (no redemption)         Class I
                         Class C

    $398                  $298                $189

     913                   913                 585

          ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES AND RISKS


Principal strategies

         The Fund seeks to achieve its principal objective of long-term capital growth by investing primarily in the equity securities of companies throughout the world. The Fund selects securities on a global basis, but may invest a significant portion of its assets in the securities of companies in a single country or a single industry, depending on prevailing market conditions.

         The investment approach of Peter Cundill & Associates (Bermuda) Ltd. ("Cundill"), the Fund's sub-advisor, is based on a contrarian "value" philosophy. Cundill looks for securities which are trading below their estimated intrinsic value. To determine the intrinsic value of a particular company, Cundill's primary focus is on the company's financial statements. Other factors considered include the earnings, dividends, business prospects, management capabilities and potential catalysts to realize shareholder value. Securities are purchased where the price represents a significant discount to Cundill's estimate of the company's intrinsic value. Given the bottom-up or company specific approach, Cundill does not forecast economies or corporate earnings and does not rely on market timing.

Principal risks

         General market risk: As with any mutual fund, the value of the Fund's investments and the income it generates will vary daily and generally reflect market conditions, interest rates and other issuer-specific, political or economic developments.

         The Fund's share value will decrease at any time during which its security holdings or other investment techniques are not performing as well as anticipated, and you could therefore lose money by investing in the Fund depending upon the timing of your initial purchase and any subsequent redemption.

         Other risks: Since the Fund invests in the equity securities of foreign issuers, it is more susceptible to the risks associated with foreign securities than a fund that invests primarily in the securities of U.S. issuers and/or debt securities. Following is a description of these risks, along with the risks commonly associated with the other securities and investment techniques that the Fund's portfolio manager considers important in achieving the Fund's investment objective or in managing the Fund's exposure to risk (and that could therefore have a significant effect on the Fund's returns). Other investment techniques that the Fund may use (such as derivative investments), but that are not likely to play a key role in the Fund's overall investment strategy, are described in the Fund's Statement of Additional Information (see back cover page for information on how you can receive a free copy).

               o Common Stocks: Common stocks represent a proportionate ownership interest in a company. As a result, the value of common stock rises and falls with a company's success or failure. The market value of common stock can fluctuate significantly, with smaller companies being particularly susceptible to price swings. Transaction costs in smaller-company stocks may also be higher than those of larger companies.

               o Foreign Securities: Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the U.S. markets and that could affect the Fund's performance favorably or unfavorably, depending upon prevailing conditions at any given time. For example, the securities markets of many foreign countries may be smaller, less liquid and subject to greater price volatility than those in the U.S. Foreign investing may also involve brokerage costs and tax considerations that are not usually present in the U.S. markets.

               Other factors that can affect the value of the Fund's foreign investments include the comparatively weak supervision and regulation by some foreign governments of securities exchanges, brokers and issuers, and the fact that many foreign companies may not be subject to uniform accounting, auditing and financial reporting standards. It may also be difficult to obtain reliable information about the securities and business operations of certain foreign issuers. Settlement of portfolio transactions may also be delayed due to local restrictions or communication problems, which can cause the Fund to miss attractive investment opportunities or impair its ability to dispose of securities in a timely fashion (resulting in a loss if the value of the securities subsequently declines).

               o Foreign Currencies: Many of the Fund's securities also are denominated in foreign currencies and the value of the Fund's investments as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. Currency conversion can also be costly.

               o Special Emerging Market Concerns: The risks of investing in foreign securities are heightened in countries with developing economies. Among these additional risks are the following:

               o securities that are even less liquid and more volatile than those in more developed foreign countries;

               o less stable governments that are susceptible to sudden adverse actions (such as nationalization of businesses, restrictions on foreign ownership or prohibitions against repatriation of assets);

               o increased settlement delays;

               o unusually high inflation rates (which in extreme cases can cause the value of a country's assets to erode sharply);

               o unusually large currency fluctuations and currency conversion costs; and

               o high national debt levels (which may impede an issuer's payment of principal and/or interest on external debt).

               oIlliquid Securities: The Fund may invest up to 15% of its net assets in "illiquid securities," which are assets that may not be disposed of in the ordinary course of business within seven days at roughly the value at which the Fund has valued the assets. Some of these may be "restricted securities," which cannot be sold to the public without registration under the Securities Act of 1933 (in the absence of an exemption) or because of other legal or contractual restrictions on resale. Thus, while illiquid securities may offer the potential for higher returns than more readily marketable securities, there is a risk that the Fund will not be able to dispose of them promptly at an acceptable price.

               o Derivative Investment Techniques: The Fund may, but is not required to, use certain derivative investment techniques to hedge various market risks (such as interest rates, currency exchange rates and broad or specific market movements) or to enhance potential gain. Among the derivative techniques the Fund might use are options, futures and forward foreign currency contracts.

               Writing put and call options could cause the Fund to lose money by forcing the sale or purchase of portfolio securities at inopportune times or for prices higher (in the case of put options) or lower (in the case of call options) than current market values, by limiting the amount of appreciation the Fund can realize on its investments, or by causing the Fund to hold a security it might otherwise sell.

               Futures transactions (and related options) involve other types of risks. For example, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund could cause losses on the hedging instrument that are greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, the Fund might not be able to close out a transaction before expiration without incurring substantial losses (and it is possible that the transaction cannot even be closed). In addition, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium.

               Foreign currency transactions (such as forward foreign currency contracts) can cause investment losses in a variety of ways. For example, changes in currency exchange rates may result in poorer overall performance for the Fund than if it had not engaged in such transactions. There may also be an imperfect correlation between the Fund's portfolio holdings of securities denominated in a particular currency and the forward contracts entered into by the Fund. An imperfect correlation of this type may prevent the Fund from achieving the intended hedge or expose the Fund to the risk of currency exchange loss.

               o Borrowing: For temporary or emergency purposes (such as meeting shareholder redemption requests within the time periods specified under the Investment Company Act of 1940), the Fund may borrow up to 10% of the value of its total assets from qualified banks. Borrowing may exaggerate the effect on the Fund's share value of any increase or decrease in the value of the securities it holds. Money borrowed will also be subject to interest costs.


               o Temporary Defensive Positions: The Fund may occasionally take a temporary defensive position and invest without limit in U.S. Government securities, investment-grade debt securities, and cash and cash equivalents such as commercial paper, short-term notes and other money market securities. When the Fund assumes such a defensive position it may not achieve its investment objective. Investing in debt securities also involves both interest rate and credit risk. Generally, the value of debt instruments rises and falls inversely with fluctuations in interest rates. For example, as interest rates decline the value of debt securities generally increases. Conversely, rising interest rates tend to cause the value of debt securities to decrease. The market value of debt securities also tends to vary according to the relative financial condition of the issuer. Bonds with longer maturities tend to be more volatile than bonds with shorter maturities. Other Important
               Information:

               European Monetary Union: The Fund may have investments in Europe. On January 1, 1999, a new European currency called the "euro" was introduced and adopted for use by eleven European countries. The transition to daily usage of the euro will occur during the period from January 1, 1999 through December 31, 2001, at which time euro bills and coins will be put into circulation. Certain European Union (EU) members, including the United Kingdom, did not officially implement the euro on January 1, 1999 and may cause market disruptions when and if they decide to do so. Should this occur, the Fund could experience investment losses.

               Year 2000 Risks: Many computer software and hardware systems in use today cannot distinguish between the year 2000 and the year 1900 because of the way dates are encoded and calculated (the "Year 2000 Problem"). The inability of computer-based systems to make this distinction could have a seriously adverse effect on the handling of securities trades, pricing and account services worldwide. The Fund's service providers are taking steps that each believes are reasonably designed to address the Year 2000 Problem with respect to the computer systems that they use. Information about the Year 2000 readiness of the issuers of the securities that the Fund may purchase is also taken into consideration during the investment decision-making process (though such information may not be readily available, particularly in non-U.S. countries, and may be limited to public filings or statements from company representatives that are not independently verifiable).


               The Fund believes these steps will be sufficient to avoid any material adverse impact on the Fund. At this time, however, there can be no assurance that significant problems will not occur (which either directly or indirectly may cause the Fund to lose money).


                                   MANAGEMENT
Investment advisor

         Ivy Management, Inc. (the "Advisor"), located at Via Mizner Financial Plaza, 700 South Federal Highway, Boca Raton, Florida 33432, provides advisory and business management services to the Fund. The Advisor is an SEC-registered investment advisor with over $____ billion in assets under management, and provides similar services to the other five series of Mackenzie Solutions, as well as the nineteen series of Ivy Fund. For its services, IMI receives a fee that is equal, on an annual basis, to 1.00% of the Fund's average net assets.

         Peter Cundill & Associates (Bermuda) Ltd. ("Cundill"), the sub-advisor of the Fund, is a Bermuda corporation incorporated in 1984. Cundill has contracted Cundill Investment Research Ltd., of Suite 1200, Sun Life Plaza, 1100 Melville Street, Vancouver, B.C. V6E 4A6, to provide certain administrative and research services. For its services, Cundill receives a fee from the Advisor that is equal, on an annual basis, to 0.50% of the Fund's average net assets. Cundill also provides investment advisory services to other discretionary accounts. Since the size and mandate of these accounts differ, the portfolios are not identical.

         Portfolio Management:

               The Fund is managed by a team of investment professionals that is supported by research analysts who are responsible for providing information on regional and country-specific economic and political developments and monitoring individual companies.

               Peter Cundill has over 30 years of value investing experience and has managed Mackenzie Financial Corporation's Cundill Value Fund since 1975. He is a Chartered Financial Analyst, a Chartered Accountant and holds a Bachelor of Commerce degree from McGill University, Montreal.

               Leslie Ferris is a member of the investment team. Ms. Ferris has over 16 years of investment industry experience in North American equity and fixed income securities. Prior to joining Cundill in 1998, she was a portfolio manager for Ivy Funds and Kemper Funds. Ms. Ferris is a Chartered Financial Analyst, a Certified Public Accountant, and holds an MBA from the University of Chicago.

               Tim McElvaine is also a member of the investment team. Mr. McElvaine has over 12 years of investment industry experience. He is a Chartered Financial Analyst and a Chartered Accountant, and holds a Bachelor of Commerce degree from Queen's University in Kingston, Ontario.

                             SHAREHOLDER INFORMATION

Pricing of Fund shares

         The Fund calculates its share price by dividing the value of the Fund's net assets by the total number of its shares outstanding as of the close of regular trading (usually 4:00 p.m. Eastern time) on the New York Stock Exchange on each day the Exchange is open for trading (normally any weekday that is not a national holiday).

         Each portfolio security that is listed or traded on a recognized stock exchange is valued at the security's last sale price on the exchange on which it was purchased. If no sale is reported at that time, the average between the last bid and asked prices is used. Securities and other Fund assets for which market prices are not readily available are priced at their "fair value" as determined by the Advisor in accordance with procedures approved by the Fund's Board of Trustees. The Advisor may also price a foreign security at its "fair value" if events materially affecting the value of the security occur between the close of the foreign exchange on which the security is principally traded and the time as of which the Fund prices its shares. Fair-value pricing under these circumstances is designed to protect existing shareholders from the actions of short-term investors trading into and out of the Fund in an attempt to profit from short-term market movements. When such fair value pricing occurs, however, there may be some period of time during which the Fund's share price and/or performance information is not available.

         The number of shares you receive when you place a purchase order, and the payment you receive after submitting a redemption request, is based on the Fund's net asset value next determined after your instructions are received in proper form by Ivy Mackenzie Services Corp. ("IMSC") (the Fund's transfer agent) or by your registered securities dealer. Each purchase and redemption order is subject to any applicable sales charge (see "Choosing the appropriate class of shares"). Since the Fund normally invests in securities that are listed on foreign exchanges that may trade on weekends or other days when the Fund does not price its shares, the Fund's share value may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

How To Buy Shares:

         Please read these sections below carefully before investing.

         Choosing the appropriate class of shares - The essential features of the Fund's different classes of shares are described below. If you do not specify on your Account Application which class of shares you are purchasing, it will be assumed that you are purchasing Class A shares. The Fund has adopted separate distribution plans pursuant to Rule 12b-1 under the 1940 Act for its Class A, B and C shares that allow the Fund to pay distribution and other fees for the sale and distribution of its shares and for services provided to shareholders. Because these fees are paid out of the Fund's assets on an on-going basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

         CLASS A SHARES: Class A shares are sold at net asset value plus a maximum sales charge of 5.75% (the "offering price"). The sales charge may be reduced or eliminated if certain conditions are met (see "Additional Purchase Information" below). Class A shares are subject to a 0.25% Rule 12b-1 service fee.

         CLASS B SHARES: Class B shares are offered at net asset value, without an initial sales charge, but subject to a contingent deferred sales charge ("CDSC") that declines from 5% to zero on certain redemptions within six years of purchase. Class B shares are subject to a 0.75% Rule 12b-1 distribution fee and a 0.25% Rule 12b-1 service fee, and convert automatically into Class A shares eight years after purchase.

         CLASS C SHARES: Class C shares are offered at net asset value, without an initial sales charge, but subject to a CDSC of 1.00% for redemptions within the first year of purchase. Class C shares are subject to a 0.75% Rule 12b-1 distribution fee and a 0.25% Rule 12b-1 service fee.

         CLASS I SHARES: Class I shares are offered to certain classes of investors at net asset value, without any sales load or Rule 12b-1 fees.

         The following table displays the various investment minimums, sales charges and expenses that apply to each class.


         ---------------------- ------------------- -------------------- -------------------- -------------------
                                Class A             Class B              Class C              Class I
         ---------------------- ------------------- -------------------- -------------------- -------------------
         ---------------------- ------------------- -------------------- -------------------- -------------------
         Minimum initial
         investment*            $1,000              $1,000               $1,000               $5,000,000
         ---------------------- ------------------- -------------------- -------------------- -------------------
         ---------------------- ------------------- -------------------- -------------------- -------------------
         Minimum subsequent
         investment*            $100                $100                 $100                 $10,000
         ---------------------- ------------------- -------------------- -------------------- -------------------
         ---------------------- ------------------- -------------------- -------------------- -------------------
         Initial sales charge   Maximum 5.75%,      None                 None                 None
                                with options for
                                a reduction or
                                waiver
         ---------------------- ------------------- -------------------- -------------------- -------------------
         ---------------------- ------------------- -------------------- -------------------- -------------------
         CDSC                   None, except on     Maximum 5.00%,       1.00% for the        None
                                certain NAV         declines over six    first year
                                purchases           years
         ---------------------- ------------------- -------------------- -------------------- -------------------
         ---------------------- ------------------- -------------------- -------------------- -------------------
         Service and            0.25% Service fee   0.75% Distribution   0.75% Distribution   None
         distribution fees                          fee and 0.25%        fee and 0.25%
                                                    service fee          service fee
         ---------------------- ------------------- -------------------- -------------------- -------------------

* Minimum initial and subsequent investments for retirement plans are $25.

Additional Purchase Information:

o Class A Shares - Class A shares are sold at a public offering price equal to their net asset value per share plus an initial sales charge, as set forth below (which is reduced as the amount invested increases):

              ---------------------------------- ---------------------- ------------------ ----------------------
                                                   Sales Charge as a     Sales Charge as     Portion of Public
                                                 Percentage of Public    a Percentage of      Offering Price
                                                    Offering Price         Net Amount       Retained by Dealer
              Amount Invested                                               Invested
              ---------------------------------- ---------------------- ------------------ ----------------------
              ---------------------------------- ---------------------- ------------------ ----------------------
              Less than $50,000                          5.75%                6.10%                5.00%
              ---------------------------------- ---------------------- ------------------ ----------------------
              ---------------------------------- ---------------------- ------------------ ----------------------
              $50,000 but less than $100,000             5.25%                5.54%                4.50%
              ---------------------------------- ---------------------- ------------------ ----------------------
              ---------------------------------- ---------------------- ------------------ ----------------------
              $100,000 but less than $250,000            4.50%                4.71%                3.75%
              ---------------------------------- ---------------------- ------------------ ----------------------
              ---------------------------------- ---------------------- ------------------ ----------------------
              $250, 000 but less than $500,000           3.00%                3.09%                2.50%
              ---------------------------------- ---------------------- ------------------ ----------------------
              $500,000 or over*                          0.00%                0.00%                0.00%
              ---------------------------------- ---------------------- ------------------ ----------------------


              * A CDSC of 0.50% may apply to Class A shares that are redeemed within twelve months of the end of the month in which they were purchased.

              Class A shares that are acquired through reinvestment of dividends or distributions are not subject to any sales charges.

How To Reduce Your Initial Sales Charge:

o "Rights of Accumulation" permits you to pay the sales charge that applies to the cost or value (whichever is higher) of all Mackenzie Solutions Trust Class A shares you own.

o A "Letter of Intent" permits you to pay the sales charge that would apply to your cumulative purchase of Fund shares over a 13-month period (certain restrictions apply).

How To Eliminate Your Initial Sales Charge:

               You may purchase Class A shares at NAV (without an initial sales charge or a CDSC) through any one of the following methods:

               o through certain investment advisors and financial planners who charge a management, consulting or other fee for their services;

               o under certain qualified retirement plans;

               o as an employee or director of Mackenzie Investment Management Inc. or its affiliates;

               o as an employee of a selected dealer; or

               o through the Merrill Lynch Daily K Plan (the "Plan"), provided the Plan has at least $3 million in assets or over 500 or more eligible employees. Class B shares of the Fund are made available to Plan participants at NAV without a CDSC if the Plan has less than $3 million in assets or fewer than 500 eligible employees. For further information see "Group Systematic Investment Program" in the SAI.


               Certain trust companies, bank trust departments, credit unions, savings and loans and other similar organizations may also be exempt from the initial sales charge on Class A shares.

               You may also purchase Class A shares at NAV if you are investing at least $500,000 through a dealer or agent. Ivy Mackenzie Distributors, Inc. ("IMDI"), the Fund's distributor, may pay the dealer or agent (out of IMDI's own resources) for its distribution assistance according to the following schedule:

  --------------------------------- -------------------------------
          Purchase Amount                     Commission
  --------------------------------- -------------------------------
  --------------------------------- -------------------------------
          First $3,000,000                      0.50%
  --------------------------------- -------------------------------
  --------------------------------- -------------------------------
          Next $2,000,000                       0.25%
  --------------------------------- -------------------------------
  --------------------------------- -------------------------------
          Over $5,000,000                       0.10%
  --------------------------------- -------------------------------

         IMDI may from time to time pay a bonus or other cash incentive to dealers (other than IMDI) including, for example, those which employ a registered representative who sells a minimum dollar amount of the shares of a Fund and/or other funds distributed by IMDI during a specified time period.

         The Fund may, from time to time, waive the initial sales charge on its Class A shares sold to clients of certain dealers meeting criteria established by the Distributor. This privilege will apply only to Class A shares of the Fund that are purchased using proceeds obtained by such clients through redemption of another mutual fund's shares on which a sales charge was paid. Purchases must be made within 60 days of redemption from the other fund, and the Class A shares purchased are subject to a 1.00% CDSC on shares redeemed within the first year after purchase.

o Class B and Class C Shares - Class B and Class C shares are not subject to an initial sales charge but are subject to a CDSC. If you redeem your Class C shares within one year of purchase they will be subject to a CDSC of 1.00%, and Class B shares redeemed within six years of purchase will be subject to a CDSC at the following rates:

        --------------------------------- -----------------
                                             CDSC as a
                                           Percentage of
        Year Since Purchase                Dollar Amount
                                             Subject to
                                               Charge
        --------------------------------- -----------------
        First                                  5.00%
        --------------------------------- -----------------
        --------------------------------- -----------------
        Second                                 4.00%
        --------------------------------- -----------------
        --------------------------------- -----------------
        Third                                  3.00%
        --------------------------------- -----------------
        --------------------------------- -----------------
        Fourth                                 3.00%
        --------------------------------- -----------------
        --------------------------------- -----------------
        Fifth                                  2.00%
        --------------------------------- -----------------
        --------------------------------- -----------------
        Sixth                                  1.00%
        --------------------------------- -----------------
        --------------------------------- -----------------
        Seventh and thereafter                 0.00%
        --------------------------------- -----------------

              The CDSC for both Class B and Class C shares will be assessed on an amount equal to the lesser of the current market value or the original purchase cost of the shares being redeemed. No charge will be assessed on increases in account value above the original purchase price or on reinvested dividends and distributions.


              Shares will be redeemed on a lot-by-lot basis in the following order:

               o Shares held more than six years

               o  Shares   acquired   through   reinvestment  of  dividends  and
               distributions

               o Shares subject to the lowest CDSC percentage; on a first-in, first-out basis


                  (1) With the portion of the lot attributable to capital appreciation redeemed first, which is not subject to a CDSC; then


               (2) the portion of the lot attributable to your original basis, which is subject to a CDSC

               The CDSC for Class B shares is waived for:

               o Certain post-retirement withdrawals from an IRA or other retirement plan if you are over 59 1/2 years old.

               o Redemptions by certain eligible 401(a) and 401(k) plans and certain retirement plan rollovers.

               o  Redemptions   resulting  from  a  tax-free  return  of  excess
               contribution to an IRA.

               o Withdrawals resulting from shareholder death or disability provided that the redemption is requested within one year of death or disability.

               o Withdrawals through the Systematic Withdrawal Plan of up to 12% per year of your account value at the time the plan is established.

               Both Class B shares and Class C shares are subject to an ongoing service and distribution fee at a combined annual rate of up to 1.00% of the portfolio's average net assets attributable to its Class B or Class C shares. The ongoing distribution fees will cause these shares to have a higher expense ratio than that of Class A and Class I shares. IMDI uses the money that it receives from the deferred sales charge and the distribution fees to cover various promotional and sales-related expenses, as well as expenses related to providing distributions services, such as compensating selected dealers and agents for selling these shares.

               Approximately eight years after the original date of purchase, your Class B shares will be converted automatically to Class A shares. Class A shares are subject to lower annual expenses than Class B shares. The conversion from Class B shares to Class A shares is not considered a taxable event for federal income tax purposes. Class C shares do not have a similar conversion privilege.

               o Class I Shares - Class I shares are offered only to institutions and certain individuals, and are not subject to an initial sales charge or a CDSC, nor to ongoing service or distribution fees. Class I shares also bear lower fees than Class A, Class B and Class C shares.

Submitting Your Purchase Order:

         Initial Investments:

         Complete and sign the Account Application appearing at the end of this Prospectus. Enclose a check payable to Cundill Value Fund. You should note on the check the class of shares you wish to purchase (see page [XX] for minimum initial investments.) Deliver your application materials to your registered representative or selling broker, or send them to one of the addresses below:

         BY REGULAR MAIL:                  BY COURIER:

         Ivy Mackenzie Services Corp.      Ivy Mackenzie Services Corp.
         P.O. Box 3022                     700 South Federal Hwy., Suite 300
         Boca Raton, FL 33431-0922         Boca Raton, FL 33432-6114


Buying Additional Shares:

         There are several ways to increase your investment in the Fund:

o BY MAIL - Send your check with a completed investment slip (attached to your account statement) or written instructions indicating the account registration, Fund number or name, and account number.
              Mail to one of the addresses above.

o THROUGH YOUR BROKER - Deliver to your registered representative or selling broker the investment slip attached to your statement, or written instructions, along with your payment.

o BY WIRE - Purchases may also be made by wiring money from your bank account to your Mackenzie Solutions account. Your bank may charge a fee for wiring funds. Before wiring any funds, please call IMSC at (800) 777-6472. Wiring instructions are as follows:

                          First Union National Bank of Florida
                                    Jacksonville, FL
                                     ABA     #063000021     Account
                                 #xxxxxxxxxxxxx  For further credit
                                 to:
                      Your Mackenzie Solutions Account Registration
                           Your Fund Number and Account Number

o BY AUTOMATIC INVESTMENT METHOD - You can authorize to have funds electronically drawn each month from your bank account and invested as a purchase of shares into your account. Complete sections 6A and 7B of the Account Application.

How To Redeem Shares:

         Submitting Your Redemption Order:

         You may redeem your Fund shares through your registered securities dealer or directly through IMSC. If you choose to redeem through your registered securities dealer, the dealer is responsible for properly transmitting redemption orders in a timely manner. If you choose to redeem directly through IMSC, you have several ways to submit your request:

o BY MAIL - Send your written redemption request to IMSC at one of the addresses on page XX of this Prospectus. Be sure that all registered owners listed on the account sign the request. Medallion signature guarantees and supporting legal documentation may be required. When you redeem, IMSC will normally send redemption proceeds to you on the next business day, but may take up to seven days (or longer in the case of shares recently purchased by check).

o BY TELEPHONE - Call IMSC at (800) 777-6472 to redeem from your individual, joint or custodial account. To process your redemption order by telephone, you must have telephone redemption privileges on your account. IMSC employs reasonable procedures that require personal identification prior to acting on redemption instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such procedures, the Fund or IMSC may be liable for any losses due to unauthorized or fraudulent telephone instructions. Requests by telephone can only be accepted for amounts up to $50,000.

o BY SYSTEMATIC WITHDRAWAL PLAN ("SWP") - You can authorize to have funds electronically drawn each month from your Cundill Value Fund account and deposited directly into your bank account. Certain minimum balances and minimum distributions apply. Complete sections 6B of the Account Application to add this feature to your account.

         Receiving Your Redemption Proceeds - You can receive redemption proceeds through a variety of payment methods:

o BY CHECK - Unless otherwise instructed in writing, checks will be made payable to the current account registration and sent to the address of record.

o BY FEDERAL FUNDS WIRE - Proceeds will be wired on the next business day to a pre-designated bank account. Your account will be charged $10 each time redemption proceeds are wired to your bank, and your bank may also charge you a fee for receiving a Federal Funds wire.

o BY ELECTRONIC FUNDS TRANSFER - For SWP redemptions only.


         Important Redemption Information:

o A CDSC may apply to certain Class A share redemptions, to Class B shares redeemed within six years of purchase, and to Class C shares that are redeemed within one year of purchase.

o If you own shares of more than one class of the Fund, the Fund will redeem first the shares having the highest 12b-1 fees, unless you instruct otherwise.

o Within a class of shares, any shares subject to a CDSC will be redeemed last unless you specifically elect otherwise.

o Shares will be redeemed in the order described under "Additional Purchase Information - Class B and Class C shares".

o The Fund may (on 60 days' notice) redeem the accounts of shareholders whose investment, including sales charges paid, has been less than $1,000 for more than 12 months.

o The Fund may take up to seven days (or longer in the case of shares recently purchased by check) to send redemption proceeds.

Dividends, distributions and taxes

o The Fund generally declares and pays dividends and capital gain distributions (if any) at least once a year.

o Dividends and distributions are "reinvested" in additional Fund shares unless you request to receive them in cash.

o Reinvested dividends and distributions are added to your account at NAV and are not subject to a CDSC regardless of which share class you own.

o        Cash dividends and distributions can be sent to you:

               o BY MAIL: a check will mailed to the address of record unless otherwise instructed.

               o BY ELECTRONIC FUNDS TRANSFER ("EFT"): your proceeds will be directly deposited into your bank account.

              To change your dividend and/or distribution  options, call IMSC at
(800) 777-6472.

         Dividends ordinarily will vary from one class to another. The Fund intends to declare and pay dividends annually. The Fund will distribute net investment income and net realized capital gains, if any, at least once a year. The Fund may make an additional distribution of net investment income and net realized capital gains to comply with the calendar year distribution requirement under the excise tax provisions of Section 4982 of the Internal Revenue Code of 1986, as amended (the "Code").

         Dividends paid out of the Fund's investment company taxable income (including dividends, interest and net short-term capital gains) will be taxable to you as ordinary income. If a portion of the Fund's income consists of dividends paid by U.S. corporations, a portion of the dividends paid by the Fund may be eligible for the corporate dividends-received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, are taxable to you as long-term capital gains, regardless of how long you have held your shares. Dividends are taxable to you in the same manner whether received in cash or reinvested in additional Fund shares.

         If shares of the Fund are held in a tax-deferred account, such as a retirement plan, income and gain will not be taxable each year. Instead, the taxable portion of amounts held in a tax-deferred account generally will be subject to tax as ordinary income only when distributed from that account.

         A distribution will be treated as paid to you on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. In certain years, you may be able to claim a credit or deduction on your income tax return for your share of foreign taxes paid by the Fund.

         Upon the sale or other disposition of your Fund shares, you may realize a capital gain or loss which will be long-term or short-term, generally depending upon how long you held your shares.

         The Fund may be required to withhold U.S. Federal income tax at the rate of 31% of all distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the Internal Revenue Service that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. Federal income tax liability.

         Fund distributions may be subject to state, local and foreign taxes.

         You should consult with your tax adviser as to the tax consequences of an investment in the Fund, including the status of distributions from the Fund under applicable state or local law.

                               ACCOUNT APPLICATION


         Please mail applications and checks to:

         Ivy Mackenzie Services Corp.

         P.O. Box 3022, Boca Raton, FL 33431-0922


--------------------------------------------------------------------------------

   This application should not be used for retirement accounts for which Mackenzie Solutions (IBT) is custodian.


--------------------------------------------------------------------------------

1        Registration

Name              ___________
                  ===========
Address  ___________
City              ___________      State    ____________  Zip      __________
Phone # (day)     (___)_______     Phone # (evening) (___)___________
___  Individual                     ___  UGMA / UTMA       ___  Sole proprietor
___  Joint tenant                   ___  Corporation       ___  Trust
___  Estate                         ___  Partnership  ___  Other ________
Date of Trust     ____________      Minor's state of residence________________

 (FUND USE ONLY)

------------

Account Number

------------

Dealer / Branch / Rep

------------

Account Type / Soc Cd

2        Tax I.D.

Citizenship: ____ U.S.     ____Other (please specify): ________________

Social Security # ____-____-____    or      Tax identification # ___-__________

Under penalties of perjury, I certify by signing in Section 8 that: (1) the number shown in this section is my correct taxpayer identification number (TIN), and (2) I am not subject to backup withholding because: (a) I have not been notified by the Internal Revenue Service (IRS) that I am subject to backup withholding as a result of a failure to report all interest or dividends, or (b) the IRS has notified me that I am no longer subject to backup withholding. (Cross out item (2) if you have been notified by the IRS that you are currently subject to backup withholding because of underreporting interest or dividends on your tax return.) Please see the "Dividends, distributions and taxes" section of the Prospectus for additional information on completing this section.

3.       Dealer information

The undersigned ("Dealer") agrees to all applicable provisions in this Application, guarantees the signature and legal capacity of the Shareholder, and agrees to notify IMSC of any purchases made under a Letter of Intent or Rights of Accumulation.

Dealer Name       _______
Branch Office Address  _______
City     _______           State  _______            Zip Code  _______
Representative's name _______

Representative's #  _______             Representative's phone # _______
Authorized signature of dealer __________________________________________

4.       Investments

A. Enclosed is my check for ($1,000 minimum) $___________ made payable to Cundill Value Fund. Please invest it in Class A __ Class B ___ Class C ___ or Class I ___ shares.

B. I qualify for an elimination of the sales charge due to the following privilege (applies only to Class A shares):

    __       New  Letter  of  Intent  (if ROA or  90-day  backdate
             privilege   is   applicable,    provide    account(s)
             information below.)
    __       ROA with the account(s) listed below.
    __       Existing Letter of Intent with account(s) listed below.

  Fund name:        _______________    Fund name:        ________________

  Account #:        _______________    Account #:        ________________

If establishing a Letter of Intent, you will need to purchase Class A shares over a thirteen-month period in accordance with the provisions in the Prospectus. The Aggregate amount of these purchases will be at least equal to the amount indicated below (see Prospectus for minimum amount required for reduced sales charges).

____     $50,000  ____     $100,000 ____    $250,000 ____     $500,000


C.       FOR DEALER USE ONLY

Confirmed trade orders:

________ Confirm #         ________Number of shares      ________ Trade date

5        Distribution Options

I would like to reinvest dividends and capital gains into additional shares in this account at net asset value unless a different option is checked below.

A. Pay all dividends in cash and reinvest capital gains into additional shares in this Fund.
         Account number:   _______

B.       Pay all dividends and capital gains in cash.

I request the above cash distribution, selected in A or B above, be sent to:

_____             the address listed in the registration

_____             the special payee listed in Section  7A (by mail)

_____             the special payee listed in Section 7B (by EFT)

6        Optional Special Features

A.       Automatic Investment Method (AIM)

___ I wish to have my bank account listed in section 7B automatically debited via EFT on a predetermined frequency and invested into my Cundill Value Fund account listed below.

1. Withdraw $__________ for each time period indicated below and invest my bank proceeds into the Fund.
         Share class:      ___Class A       ___ Class B       ___ Class C
         Account #:        __________________________________
2.       Debit my bank account:
         _____    Annually (on the ___ day of the month of _____).
         _____    Semiannually (on the __ day of the months of _____ and ____).
         _____    Quarterly (on the ___ day of the first / second / third month of each calendar quarter.
         (circle one)
         _____    Monthly* ___ once per month on the ___ day
                                    ___ twice per month on the __ days ___ 3 times per month on the___ days __ 4 times per month on the ___ days



B.       Systematic Withdrawal Plans (SWP)**

___ I wish to have my Cundill Value Fund account automatically debited on a predetermined frequency and the proceeds sent to me per my instructions below.

1. Withdraw ($50 minimum) $_____ for each time period indicated below from the following Fund account:

         Share Class ___ Class A    ____ Class B     ____ Class C

         Account #: ______________________________________

2.       Withdraw from my Cundill Value Fund account:

         _____    Annually (on the ___ day of the month of _____).
         _____    Semiannually (on the __ day of the months of ___ and ______).
         _____    Quarterly (on the ___ day of the first / second / third month of each calendar quarter.
         (circle one)
         _____    Monthly* ___ once per month on the ___ day
                                   ___ twice per month on the ___ days ___ 3 times per month on the ___ days ___ 4 times per month on the ___ days

3.       I request the withdrawal proceeds be:

         ___ sent to the address listed in the registration.

         ___ sent to the special payee listed in section 7A or 7B.

Note: A minimum balance of $5,000 is required to establish a SWP.

C.       Federal Funds Wire for Redemption Proceeds**
         By checking "yes" immediately above, I authorize IMSC to honor telephone instructions for the redemption of Fund shares up to $50,000. Proceeds may be wire transferred to the bank account designated ($1,000 minimum). (Complete Section 7B).

D.       Telephonic redemptions**   ___ yes ___ no

         By checking "yes" immediately above, the Fund or its agents are authorized to honor telephone instructions from any person as more fully described in the Prospectus for the redemption of Fund shares. The amount of the redemption shall not exceed $50,000 and the proceeds are to be payable to the shareholder of record and mailed to the address of record. To change this option once established, written instructions must be received from the shareholder of record or the current registered representative.

If neither box is checked, the telephone redemption privilege will be provided automatically.

* There must be a period of at least seven calendar days between each investment
(AIM) / withdrawal (SWP) period.

**This option may not be used if shares are issued in certificate form.

7        Special Payee

A.       Mailing Address:  Please send all disbursements to this payee:

         Name of bank or individual ___________

         Account # (if applicable) _____________

         Street ____________________________
         City ______       State ______     Zip ______

B.       Fed Wire / EFT Information

         Financial Institution _________________

         ABA # ___________________________

         Account # _________________________

         Street ____________________________

         City _____        State _______ Zip ______

         (please attach a voided check)

8        Signatures

         Investors  should be aware  that the  failure  to check the "No"  under
         Section 6D above means that the Telephone Redemption Privileges will be provided. The Fund employs reasonable procedures that require personal identification prior to acting on redemption instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such procedures, the Fund may be liable for any losses due to unauthorized or fraudulent telephone instructions. Please see "How to redeem shares" in the Prospectus for more information on this privilege.

         I certify to my legal capacity to purchase or redeem shares of the Fund for my own account or for the account of the organization named in
         Section 1. I have received a current Prospectus and understand its terms are incorporated in this application by reference. I am certifying my taxpayer information as stated in Section 2.

         THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATIONS REQUIRED TO AVOID BACKUP WITHHOLDING.

         ______________________________
         Signature of Owner, Custodian,                                Date
         Trustee or Corporate Officer


         ______________________________
         Signature of Joint Owner,                                     Date
         Co-Trustee or Corporate Officer

                                           (Remember to sign Section 8)

                                [Back Cover Page]


                 HOW TO RECEIVE MORE INFORMATION ABOUT THE FUND

 Additional information about the Fund and its investments is contained in the
  Fund's Statement of Additional Information dated _______, 1999 (the "SAI"), which is incorporated by reference into this Prospectus and is available upon request and without charge from IMDI at the following address and phone number:

                        Ivy Mackenzie Distributors, Inc.
                           Via Mizner Financial Plaza
                      700 South Federal Highway, Suite 300
                            Boca Raton, Florida 33432
                                 (800) 456-5111

Information about the Fund (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (please call
1-800-SEC-0330 for further details). Information about the Fund is also available on the SEC's Internet Website (www.sec.gov), and copies of this information may be obtained, upon payment of a copying fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009.


                              SHAREHOLDER INQUIRIES

Please call Ivy Mackenzie Services Corp., the Fund's transfer agent, at 1-800-777-6472 regarding any other inquiries about the Fund.



Investment Company Act File No. 811-09107




                               [Front Cover Page]






PROSPECTUS                                                     ___, 1999




MACKENZIE SOLUTIONS - Cundill Value Fund Advisor Class Shares



Mackenzie Solutions (the "Trust") is a registered open-end investment company currently consisting of six separate portfolios. This Prospectus relates to the Advisor Class shares of Cundill Value Fund (the "Fund"). The Fund also offers Class A, Class B, Class C and Class I shares, which are described in a separate prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus. Any representation to the contrary is a criminal offense.



Investments in the Fund are not deposits of any bank and are not federally insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.




[Insert all logos]
                                                         i
                                                 TABLE OF CONTENTS


SUMMARY  1


ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES AND RISKS...............4


MANAGEMENT.................................................................7


SHAREHOLDER INFORMATION....................................................9


ACCOUNT APPLICATION.......................................................14

                                                      SUMMARY


Investment objective   The Fund seeks long-term capital growth. Any income
                       realized will be incidental.

Principal     The Fund invests at least 65% of its assets in equity securities.
investment
strategies   The Fund might engage in foreign currency exchange transactions and forward foreign currency contracts to control its exposure to certain risks.

                     The  Fund's  management  team  employs a  contrarian  value philosophy  (i.e.,  the team looks for securities which are trading  below  their  estimated  intrinsic  value),  while looking for investment opportunities around the world.
Principal            risks  The  main  risks to which  the  Fund is  exposed  in carrying out its investment strategies are the following:

                     Management risk: Securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund.

                     Market risk: Common stock represents a proportionate ownership interest in a company. The market value of common stock can fluctuate significantly even where "management risk" is not a factor, so you could lose money if you redeem your Fund shares at a time when the Fund's stock portfolio is not performing as well as expected.

                     Foreign security and emerging market risk: Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the U.S. markets and that could affect the Fund's performance unfavorably, depending upon prevailing conditions at any given time. Among these potential risks are:

               o greater price volatility;

               o comparatively weak supervision and regulation of securities exchanges, brokers and issuers;

               o higher brokerage costs;

               o fluctuations in foreign-currency exchange rates and related conversion costs;

               o adverse tax consequences; and

               o settlement delays.

               The risks of investing in foreign securities are more acute in countries with developing economies.

               Investment Concentration Risk: Since the Fund may invest a significant portion of its assets in a single country or industry at a given time, the Fund could experience wider fluctuations in value than would other mutual funds with more diversified portfolios. Who should invest* The Fund may be appropriate for investors seeking long-term growth potential, but who can accept significant fluctuations in capital value in the short-term. * You should consult with your financial advisor before deciding whether the Fund is an appropriate investment choice in light of your particular financial needs and risk tolerance.


Performance Information


         The  Fund  commenced   operations  on  _______,   1999,   therefore  no
performance information is available.


Fees and Expenses

         The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:


         SHAREHOLDER FEES  (fees paid directly from your investment)


         Maximum sales charge (load) imposed on                 None
         purchases (as a percentage of offering
         price)......

         Maximum  deferred sales charge (load) (as a None percentage of purchase price)...................................

         Maximum sales charge (load) imposed on None reinvested dividends....

         Redemption fee*.......................          None

         Exchange fee..........................            None

         * If you choose to receive your redemption proceeds via Federal Funds wire, a $10 wire fee will be charged to your account.

ANNUAL FUND OPERATING EXPENSES  (expenses that are deducted from Fund assets)

         Management fees.............          1.00%

         Distribution and/or            None
         service (12b-1) fees....

         Other expenses.......             0.95%

         Total annual Fund             1.95%
         operating expenses........




Example

         The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:


             Year

         1st               $198

         3rd                612

          ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES AND RISKS


Principal strategies

         The Fund seeks to achieve its principal objective of long-term capital growth by investing primarily in the equity securities of companies throughout the world. The Fund selects securities on a global basis, but may invest a significant portion of its assets in the securities of companies in a single country or a single industry, depending on prevailing market conditions.

         The investment approach of Peter Cundill & Associates (Bermuda) Ltd. ("Cundill"), the Fund's sub-advisor, is based on a contrarian "value" philosophy. Cundill looks for securities which are trading below their estimated intrinsic value. To determine the intrinsic value of a particular company, Cundill's primary focus is on the company's financial statements. Other factors considered include the earnings, dividends, business prospects, management capabilities and potential catalysts to realize shareholder value. Securities are purchased where the price represents a significant discount to Cundill's estimate of the company's intrinsic value. Given the bottom-up or company specific approach, Cundill does not forecast economies or corporate earnings and does not rely on market timing.

Principal risks

         General market risk: As with any mutual fund, the value of the Fund's investments and the income it generates will vary daily and generally reflect market conditions, interest rates and other issuer-specific, political or economic developments.

         The Fund's share value will decrease at any time during which its security holdings or other investment techniques are not performing as well as anticipated, and you could therefore lose money by investing in the Fund depending upon the timing of your initial purchase and any subsequent redemption.

         Other risks: Since the Fund invests in the equity securities of foreign issuers, it is more susceptible to the risks associated with foreign securities than a fund that invests primarily in the securities of U.S. issuers and/or debt securities. Following is a description of these risks, along with the risks commonly associated with the other securities and investment techniques that the Fund's portfolio manager considers important in achieving the Fund's investment objective or in managing the Fund's exposure to risk (and that could therefore have a significant effect on the Fund's returns). Other investment techniques that the Fund may use (such as derivative investments), but that are not likely to play a key role in the Fund's overall investment strategy, are described in the Fund's Statement of Additional Information (see back cover page for information on how you can receive a free copy).

o Common Stocks: Common stocks represent a proportionate ownership interest in a company. As a result, the value of common stock rises and falls with a company's success or failure. The market value of common stock can fluctuate significantly, with smaller companies being particularly susceptible to price swings. Transaction costs in smaller-company stocks may also be higher than those of larger companies.

o Foreign Securities: Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the U.S. markets and that could affect the Fund's performance favorably or unfavorably, depending upon prevailing conditions at any given time. For example, the securities markets of many foreign countries may be smaller, less liquid and subject to greater price volatility than those in the U.S. Foreign investing may also involve brokerage costs and tax considerations that are not usually present in the U.S. markets.

              Other factors that can affect the value of the Fund's foreign investments include the comparatively weak supervision and regulation by some foreign governments of securities exchanges, brokers and issuers, and the fact that many foreign companies may not be subject to uniform accounting, auditing and financial reporting standards. It may also be difficult to obtain reliable information about the securities and business operations of certain foreign issuers. Settlement of portfolio transactions may also be delayed due to local restrictions or communication problems, which can cause the Fund to miss attractive investment opportunities or impair its ability to dispose of securities in a timely fashion (resulting in a loss if the value of the securities subsequently declines).

o Foreign Currencies: Many of the Fund's securities also are denominated in foreign currencies and the value of the Fund's investments as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign-currency exchange rates and exchange control regulations.
              Currency conversion can also be costly.

o Special Emerging Market Concerns: The risks of investing in foreign securities are heightened in countries with developing economies. Among these additional risks are the following:

o securities that are even less liquid and more volatile than those in more developed foreign countries;

               o less stable governments that are susceptible to sudden adverse actions (such as nationalization of businesses, restrictions on foreign ownership or prohibitions against repatriation of assets);

               o increased settlement delays;

               o unusually high inflation rates (which in extreme cases can cause the value of a country's assets to erode sharply);

               o unusually large currency fluctuations and currency conversion costs; and

               o high national debt levels (which may impede an issuer's payment of principal and/or interest on external debt).

               o Illiquid Securities: The Fund may invest up to 15% of its net assets in "illiquid securities," which are assets that may not be disposed of in the ordinary course of business within seven days at roughly the value at which the Fund has valued the assets. Some of these may be "restricted securities," which cannot be sold to the public without registration under the Securities Act of 1933 (in the absence of an exemption) or because of other legal or contractual restrictions on resale. Thus, while illiquid securities may offer the potential for higher returns than more readily marketable securities, there is a risk that the Fund will not be able to dispose of them promptly at an acceptable price.

               o Derivative Investment Techniques: The Fund may, but is not required to, use certain derivative investment techniques to hedge various market risks (such as interest rates, currency exchange rates and broad or specific market movements) or to enhance potential gain. Among the derivative techniques the Fund might use are options, futures and forward foreign currency contracts.

               Writing put and call options could cause the Fund to lose money by forcing the sale or purchase of portfolio securities at inopportune times or for prices higher (in the case of put options) or lower (in the case of call options) than current market values, by limiting the amount of appreciation the Fund can realize on its investments, or by causing the Fund to hold a security it might otherwise sell.

               Futures transactions (and related options) involve other types of risks. For example, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund could cause losses on the hedging instrument that are greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, the Fund might not be able to close out a transaction before expiration without incurring substantial losses (and it is possible that the transaction cannot even be closed). In addition, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium.

               Foreign currency transactions (such as forward foreign currency contracts) can cause investment losses in a variety of ways. For example, changes in currency exchange rates may result in poorer overall performance for the Fund than if it had not engaged in such transactions. There may also be an imperfect correlation between the Fund's portfolio holdings of securities denominated in a particular currency and the forward contracts entered into by the Fund. An imperfect correlation of this type may prevent the Fund from achieving the intended hedge or expose the Fund to the risk of currency exchange loss.

               o Borrowing: For temporary or emergency purposes (such as meeting shareholder redemption requests within the time periods specified under the Investment Company Act of 1940), the Fund may borrow up to 10% of the value of its total assets from qualified banks. Borrowing may exaggerate the effect on the Fund's share value of any increase or decrease in the value of the securities it holds. Money borrowed will also be subject to interest costs.


               o Temporary Defensive Positions: The Fund may occasionally take a temporary defensive position and invest without limit in U.S. Government securities, investment-grade debt securities, and cash and cash equivalents such as commercial paper, short-term notes and other money market securities. When the Fund assumes such a defensive position it may not achieve its investment objective. Investing in debt securities also involves both interest rate and credit risk. Generally, the value of debt instruments rises and falls inversely with fluctuations in interest rates. For example, as interest rates decline the value of debt securities generally increases. Conversely, rising interest rates tend to cause the value of debt securities to decrease. The market value of debt securities also tends to vary according to the relative financial condition of the issuer. Bonds with longer maturities tend to be more volatile than bonds with shorter maturities.

Other Important Information:

         European Monetary Union: The Fund may have investments in Europe. On January 1, 1999, a new European currency called the "euro" was introduced and adopted for use by eleven European countries. The transition to daily usage of the euro will occur during the period from January 1, 1999 through December 31, 2001, at which time euro bills and coins will be put into circulation. Certain European Union (EU) members, including the United Kingdom, did not officially implement the euro on January 1, 1999 and may cause market disruptions when and if they decide to do so. Should this occur, the Fund could experience investment losses.

         Year 2000 Risks: Many computer software and hardware systems in use today cannot distinguish between the year 2000 and the year 1900 because of the way dates are encoded and calculated (the "Year 2000 Problem"). The inability of computer-based systems to make this distinction could have a seriously adverse effect on the handling of securities trades, pricing and account services worldwide. The Fund's service providers are taking steps that each believes are reasonably designed to address the Year 2000 Problem with respect to the computer systems that they use. Information about the Year 2000 readiness of the issuers of the securities that the Fund may purchase is also taken into consideration during the investment decision-making process (though such information may not be readily available, particularly in non-U.S. countries, and may be limited to public filings or statements from company representatives that are not independently verifiable).


         The Fund believes these steps will be sufficient to avoid any material adverse impact on the Fund. At this time, however, there can be no assurance that significant problems will not occur (which either directly or indirectly may cause the Fund to lose money).


                                   MANAGEMENT
Investment advisor

               Ivy Management, Inc. (the "Advisor"), located at Via Mizner Financial Plaza, 700 South Federal Highway, Boca Raton, Florida 33432, provides advisory and business management services to the Fund. The Advisor is an SEC-registered investment advisor with over $____ billion in assets under management, and provides similar services to the other five series of Mackenzie Solutions, as well as the nineteen series of Ivy Fund. For its services, IMI receives a fee that is equal, on an annual basis, to 1.00% of the Fund's average net assets.

               Peter Cundill & Associates (Bermuda) Ltd. ("Cundill"), the Sub-Advisor of the Fund, is a Bermuda corporation incorporated in 1984. Cundill has contracted Cundill Investment Research Ltd., of Suite 1200, Sun Life Plaza, 1100 Melville Street, Vancouver, B.C. V6E 4A6, to provide certain administrative and research services. For its services, Cundill receives a fee from the Advisor that is equal, on an annual basis, to 0.50% of the Fund's average net assets. Cundill also provides investment advisory services to other discretionary accounts. Since the size and mandate of these accounts differ, the portfolios are not identical.

               Portfolio Management:

               The Fund is managed by a team of investment professionals that is supported by research analysts who are responsible for providing information on regional and country-specific economic and political developments and monitoring individual companies.

               Peter Cundill has over 30 years of value-investing experience and has managed Mackenzie Financial Corporation's Cundill Value Fund since 1975. He is a Chartered Financial Analyst, a Chartered Accountant and holds a Bachelor of Commerce degree from McGill University, Montreal.

               Leslie Ferris is a member of the investment team. Ms. Ferris has over 16 years of investment industry experience in North American equity and fixed income securities. Prior to joining Cundill in 1998, she was a portfolio manager for Ivy Funds and Kemper Funds. Ms. Ferris is a Chartered Financial Analyst, a Certified Public Accountant, and holds an MBA from the University of Chicago.

               Tim McElvaine is also a member of the investment team. Mr. McElvaine has over 12 years of investment industry experience. He is a Chartered Financial Analyst and a Chartered Accountant, and holds a Bachelor of Commerce degree from Queen's University in Kingston, Ontario.

                             SHAREHOLDER INFORMATION

Pricing of Fund shares

         The Fund calculates its share price by dividing the value of the Fund's net assets by the total number of its shares outstanding as of the close of regular trading (usually 4:00 p.m. Eastern time) on the New York Stock Exchange on each day the Exchange is open for trading (normally any weekday that is not a national holiday).

         Each portfolio security that is listed or traded on a recognized stock exchange is valued at the security's last sale price on the exchange on which it was purchased. If no sale is reported at that time, the average between the last bid and asked prices is used. Securities and other Fund assets for which market prices are not readily available are priced at their "fair value" as determined by the Advisor in accordance with procedures approved by the Fund's Board of Trustees. The Advisor may also price a foreign security at its "fair value" if events materially affecting the value of the security occur between the close of the foreign exchange on which the security is principally traded and the time as of which the Fund prices its shares. Fair-value pricing under these circumstances is designed to protect existing shareholders from the actions of short-term investors trading into and out of the Fund in an attempt to profit from short-term market movements. When such fair- value pricing occurs, however, there may be some period of time during which the Fund's share price and/or performance information is not available.

         The number of shares you receive when you place a purchase order, and the payment you receive after submitting a redemption request, is based on the Fund's net asset value next determined after your instructions are received in proper form by Ivy Mackenzie Services Corp. ("IMSC") (the Fund's transfer agent) or by your registered securities dealer. Each purchase and redemption order is subject to any applicable sales charge (see "Choosing the appropriate class of shares"). Since the Fund normally invests in securities that are listed on foreign exchanges that may trade on weekends or other days when the Fund does not price its shares, the Fund's share value may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

How To Buy Shares:

               Please read these sections below carefully before investing.

               Advisor Class shares are offered through this prospectus only to the following investors:

               o Trustees or other fiduciaries purchasing shares for employee benefit plans that are sponsored by organizations that have at least 1,000 employees;

               o Any account with assets of at least $10,000 if (a) a financial planner, trust company, bank trust department or registered investment adviser has investment direction, and where the investor pays such person as compensation for his advice and other services an annual fee of at least 0.50% on the assets in the account, or (b) such account is established under a "wrap fee" program and the account holder pays the sponsor of he program an annual fee of at least 0.50% on the assets in the account;

               o Officers and Trustees of Ivy Fund or Mackenzie Solutions (and their relatives); o Directors or employees of Mackenzie Investment Management Inc. or its affiliates; o Directors, officers, partners, registered representatives, employees and retired employees (and their relatives) of dealers having a sales agreement with IMDI (or trustees or custodians of any qualified retirement plan or IRA established for the benefit of any such person.)

         The following investment minimums, sales charges and expenses apply.


         ---------------------- ---------------------
                                Advisor Class
         ---------------------- ---------------------
         ---------------------- ---------------------
         Minimum initial
         investment*            $10,000
         ---------------------- ---------------------
         ---------------------- ---------------------
         Minimum subsequent
         investment*            $250
         ---------------------- ---------------------
         ---------------------- ---------------------
         Initial sales charge   None
         ---------------------- ---------------------
         ---------------------- ---------------------
         CDSC                   None
         ---------------------- ---------------------
         ---------------------- ---------------------
         Service and            None
         distribution fees
         ---------------------- ---------------------

* Minimum initial and subsequent investments for retirement plans are $25.

Submitting Your Purchase Order:

         Initial Investments:

         Complete and sign the Account Application appearing at the end of this Prospectus. Enclose a check payable to Cundill Value Fund. You should note on the check that you wish to invest in Advisor Class shares (see page [XX] for minimum initial investments.) Deliver your application materials to your registered representative or selling broker, or send them to one of the addresses below:

         BY REGULAR MAIL:                    BY COURIER:

         Ivy Mackenzie Services Corp.        Ivy Mackenzie Services Corp.
         P.O. Box 3022                       700 South Federal Hwy., Suite 300
         Boca Raton, FL 33431-0922           Boca Raton, FL 33432-6114


Buying Additional Shares:

         There are several ways to increase your investment in the Fund:

o BY MAIL - Send your check with a completed investment slip (attached to your account statement) or written instructions indicating the account registration, Fund number or name, and account number.
              Mail to one of the addresses above.

o THROUGH YOUR BROKER - Deliver to your registered representative or selling broker the investment slip attached to your statement, or written instructions, along with your payment.

o BY WIRE - Purchases may also be made by wiring money from your bank account to your Mackenzie Solutions account. Your bank may charge a fee for wiring funds. Before wiring any funds, please call IMSC at (800) 777-6472. Wiring instructions are as follows:

                          First Union National Bank of Florida
                                    Jacksonville, FL
                                     ABA     #063000021     Account
                                 #xxxxxxxxxxxxx  For further credit
                                 to:
                      Your Mackenzie Solutions Account Registration
                           Your Fund Number and Account Number

o BY AUTOMATIC INVESTMENT METHOD - You can authorize to have funds electronically drawn each month from your bank account and invested as a purchase of shares into your account. Complete sections 6A and 7B of the Account Application.

How To Redeem Shares:

         Submitting Your Redemption Order:

               You may redeem your Fund shares through your registered securities dealer or directly through IMSC. If you choose to redeem through your registered securities dealer, the dealer is responsible for properly transmitting redemption orders in a timely manner. If you choose to redeem directly through IMSC, you have several ways to submit your request:

               o BY MAIL - Send your written redemption request to IMSC at one of the addresses on page XX of this Prospectus. Be sure that all registered owners listed on the account sign the request. Medallion signature guarantees and supporting legal documentation may be required. When you redeem, IMSC will normally send redemption proceeds to you on the next business day, but may take up to seven days (or longer in the case of shares recently purchased by check).

               o BY TELEPHONE - Call IMSC at (800) 777-6472 to redeem from your individual, joint or custodial account. To process your redemption order by telephone, you must have telephone redemption privileges on your account. IMSC employs reasonable procedures that require personal identification prior to acting on redemption instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such procedures, the Fund or IMSC may be liable for any losses due to unauthorized or fraudulent telephone instructions. Requests by telephone can only be accepted for amounts up to $50,000.

               o BY SYSTEMATIC WITHDRAWAL PLAN ("SWP") - You can authorize to have funds electronically drawn each month from your Cundill Value Fund account and deposited directly into your bank account. Certain minimum balances and minimum distributions apply. Complete sections 6B of the Account Application to add this feature to your account.

               Receiving Your Redemption Proceeds - You can receive redemption proceeds through a variety of payment methods:

               o BY CHECK - Unless otherwise instructed in writing, checks will be made payable to the current account registration and sent to the address of record.

               o BY FEDERAL FUNDS WIRE - Proceeds will be wired on the next business day to a pre-designated bank account. Your account will be charged $10 each time redemption proceeds are wired to your bank, and your bank may also charge you a fee for receiving a Federal Funds wire.

o BY ELECTRONIC FUNDS TRANSFER - For SWP redemptions only.


         Important Redemption Information:

o If you own shares of more than one class of the Fund, the Fund will redeem first the shares having the highest 12b-1 fees, unless you instruct otherwise.

o The Fund may (on 60 days' notice) redeem the accounts of shareholders whose investment, including sales charges paid, has been less than $1,000 for more than 12 months.

o The Fund may take up to seven days (or longer in the case of shares recently purchased by check) to send redemption proceeds.

Dividends, distributions and taxes

o The Fund generally declares and pays dividends and capital gain distributions (if any) at least once a year.

o Dividends and distributions are "reinvested" in additional Fund shares unless you request to receive them in cash.

o Reinvested dividends and distributions are added to your account at NAV and are not subject to a CDSC regardless of which share class you own.

o        Cash dividends and distributions can be sent to you:

               o BY MAIL: a check will mailed to the address of record unless otherwise instructed.

               o BY ELECTRONIC FUNDS TRANSFER ("EFT"): your proceeds will be directly deposited into your bank account.

               To change your dividend and/or distribution options, call IMSC at
               (800) 777-6472.

         Dividends ordinarily will vary from one class to another. The Fund intends to declare and pay dividends annually. The Fund will distribute net investment income and net realized capital gains, if any, at least once a year. The Fund may make an additional distribution of net investment income and net realized capital gains to comply with the calendar year distribution requirement under the excise tax provisions of Section 4982 of the Internal Revenue Code of 1986, as amended (the "Code").

         Dividends paid out of the Fund's investment company taxable income (including dividends, interest and net short-term capital gains) will be taxable to you as ordinary income. If a portion of the Fund's income consists of dividends paid by U.S. corporations, a portion of the dividends paid by the Fund may be eligible for the corporate dividends-received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, are taxable to you as long-term capital gains, regardless of how long you have held your shares. Dividends are taxable to you in the same manner whether received in cash or reinvested in additional Fund shares.

         If shares of the Fund are held in a tax-deferred account, such as a retirement plan, income and gain will not be taxable each year. Instead, the taxable portion of amounts held in a tax-deferred account generally will be subject to tax as ordinary income only when distributed from that account.

         A distribution will be treated as paid to you on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. In certain years, you may be able to claim a credit or deduction on your income tax return for your share of foreign taxes paid by the Fund.

         Upon the sale or other disposition of your Fund shares, you may realize a capital gain or loss, which will be long term or short term, generally depending upon how long you held your shares.

         The Fund may be required to withhold U.S. Federal income tax at the rate of 31% of all distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the Internal Revenue Service that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. Federal income tax liability.

         Fund distributions may be subject to state, local and foreign taxes.

         You should consult with your tax adviser as to the tax consequences of an investment in the Fund, including the status of distributions from the Fund under applicable state or local law.

                               ACCOUNT APPLICATION


         Please mail applications and checks to:

         Ivy Mackenzie Services Corp.

         P.O. Box 3022, Boca Raton, FL 33431-0922


------------------------------------------------------------------------------

   This application should not be used for retirement accounts for which Mackenzie Solutions (IBT) is custodian.


-----------------------------------------------------------------------------

1        Registration

Name     .........___________
         .........___________
 ..................-----------
Address  ___________
City     .........___________    State    ____________      Zip      __________
Phone # (day).....(___)_______   Phone # (evening) (___)___________
___  Individual...                  ___  UGMA / UTMA     ___  Sole proprietor
___  Joint tenant.                  ___  Corporation     ___  Trust
___  Estate.......                  ___  Partnership     ___  Other ________
Date of Trust.....____________      Minor's state of residence________________

 (FUND USE ONLY)

------------

Account Number

------------

Dealer / Branch / Rep

------------

Account Type / Soc Cd

2        Tax I.D.
Citizenship: ____ U.S.     ____Other (please specify): ________________

Social Security # ____-____-____    or      Tax identification # ___-__________

Under penalties of perjury, I certify by signing in Section 8 that: (1) the number shown in this section is my correct taxpayer identification number (TIN), and (2) I am not subject to backup withholding because: (a) I have not been notified by the Internal Revenue Service (IRS) that I am subject to backup withholding as a result of a failure to report all interest or dividends, or (b) the IRS has notified me that I am no longer subject to backup withholding. (Cross out item (2) if you have been notified by the IRS that you are currently subject to backup withholding because of underreporting interest or dividends on your tax return.) Please see the "Dividends, distributions and taxes" section of the Prospectus for additional information on completing this section.

3.       Dealer information

The undersigned ("Dealer") agrees to all applicable provisions in this Application, guarantees the signature and legal capacity of the Shareholder, and agrees to notify IMSC of any purchases made under a Letter of Intent or Rights of Accumulation.

Dealer Name......._______
Branch Office Address  _______
City     _______..         State  _______            Zip Code  _______
Representative's name _______

Representative's #  _______               Representative's phone # _______
Authorized signature of dealer __________________________________________

4.       Investments

A. Enclosed is my check ($10,000 minimum) for $ made payable to Cundill Value

Fund.  Please invest it Advisor Class shares.

B.       FOR DEALER USE ONLY

Confirmed trade orders:

________ Confirm #         ________Number of shares     ________ Trade date

5        Distribution Options

I would like to reinvest dividends and capital gains into additional shares in this account at net asset value unless a different option is checked below.

A. Pay all dividends in cash and reinvest capital gains into additional shares in this Fund.

                  Account number:   ______________________

B.       Pay all dividends and capital gains in cash.

I request the above cash distribution, selected in A or B above, be sent to:

_____    .........the address listed in the registration

_____    .........the special payee listed in Section  7A (by mail)

_____    .........the special payee listed in Section 7B (by EFT)

6        Optional Special Features

A.       Automatic Investment Method (AIM)

___ I wish to have my bank account listed in section 7B automatically debited via EFT on a predetermined frequency and invested into my Cundill Value Fund account listed below.

1. Withdraw $__________ for each time period indicated below and invest my bank proceeds into the Fund.

         Account #:        __________________________________

2.       Debit my bank account:
 _____....Annually (on the ___ day of the month of _____).
 _____....Semiannually (on the __ day of the months of _____ and ______).
 _____....Quarterly (on the ___ day of the first / second / third month of each calendar quarter.
        (circle one)
 _____....Monthly* ___ once per month on the ___ day
 ..................                  ___ twice per month on the ___ days
 ..................                  ___ 3 times per month on the ___ days
 ..................                  ___ 4 times per month on the ___ days



B.       Systematic Withdrawal Plans (SWP)**

___ I wish to have my Cundill Value Fund account automatically debited on a predetermined frequency and the proceeds sent to me per my instructions below.

1. Withdraw ($50 minimum) $_____ for each time period indicated below from the following Fund account:

         Account #: ______________________________________

2.       Withdraw from my Cundill Value Fund account:

         _____....Annually (on the ___ day of the month of _____).
         _____....Semiannually (on the __ day of the months of ___ and ____).
         _____....Quarterly (on the ___ day of the first / second / third month of each calendar quarter.
         (circle one)
         _____....Monthly* ___ once per month on the ___ day
 ..................                  ___ twice per month on the ___ days
 ..................                  ___ 3 times per month on the ___ days
 ..................                  ___ 4 times per month on the ___ days

3.       I request the withdrawal proceeds be:

         ___ sent to the address listed in the registration.

         ___ sent to the special payee listed in section 7A or 7B.

Note: A minimum balance of $10,000 is required to establish a SWP.

C.       Federal Funds Wire for Redemption Proceeds**    ___ yes       ___ no

         By checking "yes" immediately above, I authorize IMSC to honor telephone instructions for the redemption of Fund shares up to $50,000. Proceeds may be wire transferred to the bank account designated ($1,000 minimum). (Complete Section 7B).

D.       Telephonic redemptions**   ___ yes ___ no

         By checking "yes" immediately above, the Fund or its agents are authorized to honor telephone instructions from any person as more fully described in the Prospectus for the redemption of Fund shares. The amount of the redemption shall not exceed $50,000 and the proceeds are to be payable to the shareholder of record and mailed to the address of record. To change this option once established, written instructions must be received from the shareholder of record or the current registered representative.

If neither box is checked, the telephone redemption privilege will be provided automatically.

* There must be a period of at least seven calendar days between each investment
(AIM) / withdrawal (SWP) period.

**This option may not be used if shares are issued in certificate form.

7        Special Payee

A.       Mailing Address:  Please send all disbursements to this payee:

         Name of bank or individual ___________

         Account # (if applicable) _____________

         Street ____________________________

         City ______       State ______     Zip ______

B.       Fed Wire / EFT Information

         Financial Institution _________________

         ABA # ___________________________

         Account # _________________________

         Street ____________________________

         City _____        State _______ Zip ______

         (please attach a voided check)

8        Signatures

         Investors  should be aware  that the  failure  to check the "No"  under
         Section 6D above means that the Telephone Redemption Privileges will be provided. The Fund employs reasonable procedures that require personal identification prior to acting on redemption instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such procedures, the Fund may be liable for any losses due to unauthorized or fraudulent telephone instructions. Please see "How to redeem shares" in the Prospectus for more information on this privilege.

         I certify to my legal capacity to purchase or redeem shares of the Fund for my own account or for the account of the organization named in
         Section 1. I have received a current Prospectus and understand its terms are incorporated in this application by reference. I am certifying my taxpayer information as stated in Section 2.

         THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATIONS REQUIRED TO AVOID BACKUP WITHHOLDING.

         ______________________________
         Signature of Owner, Custodian,                                Date
         Trustee or Corporate Officer


         ______________________________
         Signature of Joint Owner,                                     Date
         Co-Trustee or Corporate Officer

                                           (Remember to sign Section 8)

                                [Back Cover Page]


                 HOW TO RECEIVE MORE INFORMATION ABOUT THE FUND

Additional information about the Fund and its investments is contained in the Fund's Statement of Additional Information dated _______, 1999 (the "SAI"), which is incorporated by reference into this Prospectus and is available upon request and without charge from IMDI at the following address and phone number:

                        Ivy Mackenzie Distributors, Inc.
                           Via Mizner Financial Plaza
                      700 South Federal Highway, Suite 300
                            Boca Raton, Florida 33432
                                 (800) 456-5111

Information about the Fund (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (please call
1-800-SEC-0330 for further details). Information about the Fund is also available on the SEC's Internet Website (www.sec.gov), and copies of this information may be obtained, upon payment of a copying fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009.


                              SHAREHOLDER INQUIRIES

Please call Ivy Mackenzie Services Corp., the Fund's transfer agent, at 1-800-777-6472 regarding any other inquiries about the Fund.



Investment Company Act File No. 811-09107






                               CUNDILL VALUE FUND

                                   a series of

                               MACKENZIE SOLUTIONS
                           Via Mizner Financial Plaza
                      700 South Federal Highway, Suite 300
                            Boca Raton, Florida 33432

                       STATEMENT OF ADDITIONAL INFORMATION

                               ____________, 1999




         Mackenzie Solutions (the "Trust") is an open-end management investment company that currently consists of six fully managed portfolios, each of which is diversified. This Statement of Additional Information ("SAI") relates to the Class A, B, C, I and Advisor Class shares of Cundill Value Fund (the "Fund"). The other five portfolios of the Trust are described in a separate prospectus and SAI.

         This SAI is not a prospectus and should be read in conjunction with the prospectus for the Fund dated __________, 1999 (the "Prospectus"), which may be obtained upon request and without charge from the Trust at the Distributor's address and telephone number printed below.

                               INVESTMENT MANAGER

                          Ivy Management, Inc. ("IMI")
                      Via Mizner Financial Plaza, Suite 300
                            700 South Federal Highway
                            Boca Raton, Florida 33432
                            Telephone: (800) 456-5111

                                   DISTRIBUTOR

                    Ivy Mackenzie Distributors, Inc. ("IMDI")
                      Via Mizner Financial Plaza, Suite 300
                            700 South Federal Highway
                            Boca Raton, Florida 33432
                            Telephone: (800) 456-5111

                                                         1
                                                 TABLE OF CONTENTS

GENERAL INFORMATION..........................................................1
INVESTMENT OBJECTIVES, STRATEGIES AND RISKS..................................1
         COMMON STOCKS.......................................................2
         CONVERTIBLE SECURITIES..............................................2
         SMALL COMPANIES.....................................................3
         DEBT SECURITIES.....................................................3
                  IN GENERAL.................................................3
                  INVESTMENT-GRADE DEBT SECURITIES...........................3
                  U.S. GOVERNMENT SECURITIES.................................4
                  ZERO COUPON BONDS..........................................5
                  FIRM COMMITMENT AGREEMENTS AND "WHEN-ISSUED" SECURITIES....5
         ILLIQUID SECURITIES.................................................5
         FOREIGN SECURITIES..................................................6
         DEPOSITORY RECEIPTS.................................................7
         EMERGING MARKETS....................................................7
         FOREIGN CURRENCIES..................................................9
         FOREIGN CURRENCY EXCHANGE TRANSACTIONS..............................9
         OTHER INVESTMENT COMPANIES.........................................10
         REPURCHASE AGREEMENTS..............................................10
         BANKING INDUSTRY AND SAVINGS AND LOAN OBLIGATIONS..................11
         COMMERCIAL PAPER...................................................11
         BORROWING..........................................................11
         WARRANTS 11
         OPTIONS TRANSACTIONS...............................................12
                  IN GENERAL................................................12
                  WRITING OPTIONS ON INDIVIDUAL SECURITIES..................13
                  PURCHASING OPTIONS ON INDIVIDUAL SECURITIES...............13
                  RISKS OF OPTIONS TRANSACTIONS.............................14
         FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS.................15
                  IN GENERAL................................................15
                  FOREIGN CURRENCY FUTURES CONTRACTS AND RELATED OPTIONS....16
                  RISKS ASSOCIATED WITH FUTURES AND RELATED OPTIONS.........17
         SECURITIES INDEX FUTURES CONTRACTS.................................18
                  RISKS OF SECURITIES INDEX FUTURES.........................19
                  COMBINED TRANSACTIONS.....................................20
INVESTMENT RESTRICTIONS.....................................................20
ADDITIONAL RESTRICTIONS.....................................................22
PORTFOLIO TURNOVER..........................................................22
MANAGEMENT OF THE FUND......................................................22
         TRUSTEES AND OFFICERS..............................................23
         COMPENSATION TABLE.................................................26
         PERSONAL INVESTMENTS BY EMPLOYEES OF IMI...........................26
INVESTMENT ADVISORY AND OTHER SERVICES......................................27
         BUSINESS MANAGEMENT AND INVESTMENT ADVISORY SERVICES...............27
         INVESTMENT MANAGER.................................................27
         SUB-ADVISOR........................................................28
       TERM AND TERMINATION OF ADVISORY AGREEMENT AND SUBADVISORY AGREEMENT.28
         CUSTODIAN..........................................................29
         FUND ACCOUNTING SERVICES...........................................29
         TRANSFER AGENT AND DIVIDEND PAYING AGENT...........................29
         ADMINISTRATOR......................................................30
         AUDITORS 30
BROKERAGE ALLOCATION........................................................30
CAPITALIZATION AND VOTING RIGHTS............................................31
SPECIAL RIGHTS AND PRIVILEGES...............................................32
         AUTOMATIC INVESTMENT METHOD........................................32
         LETTER OF INTENT...................................................33
         RETIREMENT PLANS...................................................33
                  INDIVIDUAL RETIREMENT ACCOUNTS............................34
                  ROTH IRAs.................................................35
                  QUALIFIED PLANS...........................................35
DEFERRED COMPENSATION FOR PUBLIC SCHOOLS AND CHARITABLE ORGANIZATIONS
                  ("403(B)(7) ACCOUNT")...................................36
                  SIMPLIFIED EMPLOYEE PENSION ("SEP") IRAs.................37
                  SIMPLE PLANS.............................................37
         REINVESTMENT PRIVILEGE............................................37
         REDUCED SALES CHARGES AND RIGHTS OF ACCUMULATION..................37
         SYSTEMATIC WITHDRAWAL PLAN........................................38
         GROUP SYSTEMATIC INVESTMENT PROGRAM...............................38
         REDEMPTIONS.......................................................39
         CONVERSION OF CLASS B SHARES......................................40
NET ASSET VALUE............................................................41
TAXATION 42
         TAXATION OF THE FUND AND ITS SHAREHOLDERS.........................42
         OPTIONS, FUTURES AND FOREIGN CURRENCY FORWARD CONTRACTS...........43
         CURRENCY FLUCTUATIONS -- "SECTION 988" GAINS OR LOSSES............44
         INVESTMENT IN PASSIVE FOREIGN INVESTMENT COMPANIES................45
         DEBT SECURITIES ACQUIRED AT A DISCOUNT............................45
         DISTRIBUTIONS.....................................................46
         DISPOSITION OF SHARES.............................................47
         FOREIGN WITHHOLDING TAXES.........................................47
         BACKUP WITHHOLDING................................................48
DISTRIBUTION SERVICES......................................................48
                  RULE 18F-3 PLAN..........................................49
                  RULE 12B-1 DISTRIBUTION PLANS............................50
PERFORMANCE INFORMATION....................................................51
                  AVERAGE ANNUAL TOTAL RETURN..............................51
                  CUMULATIVE TOTAL RETURN..................................52
                  OTHER QUOTATIONS, COMPARISONS AND GENERAL INFORMATION....53
FINANCIAL STATEMENTS.......................................................53
APPENDIX A.................................................................54

                               GENERAL INFORMATION

         The Fund is organized as a separate, diversified portfolio of the Trust, an open-end management investment company organized as a Massachusetts business trust November 18, 1998.

         Descriptions in this SAI of a particular investment practice or technique in which the Fund may engage or a financial instrument which the Fund may purchase are meant to describe the spectrum of investments that IMI, in its discretion, might, but is not required to, use in managing the Fund's portfolio assets. IMI may, in its discretion, at any time employ such practice, technique or instrument for one or more funds but not for all funds advised by it. Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in some or all markets, in which case the Fund would not use them. Certain practices, techniques, or instruments may not be principal activities of the Fund but, to the extent employed, could from time to time have a material impact on the Fund's performance.

                   INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

         The Fund's investment objectives and policies are described in the Prospectus under the captions "Summary" and "Additional Information About Investment Strategies and Risks." Descriptions of the Fund's policies, strategies and investment restrictions, as well as additional information regarding the characteristics and risks associated with the Fund's investment techniques, are set forth below.

         The Fund seeks long-term capital growth. Any income realized will be incidental. The Fund seeks to achieve its principal objective of long-term capital growth by investing primarily in the equity securities of companies throughout the world. The Fund selects securities on a global basis, but may invest a significant portion of its assets in the securities of companies in a single country or a single industry, depending on prevailing market conditions. Under normal conditions, the Fund invests at least 65% of its assets in equity securities.

         The investment approach of Peter Cundill & Associates (Bermuda) Ltd. ("Cundill"), the Fund's sub-advisor, is based on a contrarian "value" philosophy. Cundill looks for securities which are trading below their estimated intrinsic value. To determine the intrinsic value of a particular company, Cundill's primary focus is on the company's financial statements. Other factors considered include the earnings, dividends, business prospects, management capabilities and potential catalysis to realize shareholder value. Securities are purchased where the price represents a significant discount to Cundill's estimate of the company's intrinsic value. Given the bottom-up or company specific approach, Cundill does not rely on corporate earnings, economic forecasts or market timing.

         The Fund may invest in warrants, and securities issued on a "when-issued" or firm commitment basis, and may engage in foreign currency exchange transactions and enter into forward foreign currency contracts. The Fund may also invest up to 10% of its total assets in other investment companies and up to 15% of its net assets in illiquid securities. The Fund may not, as a matter of fundamental policy, invest more than 5% of its total assets in restricted securities.

         For temporary defensive purposes and during periods when IMI believes that circumstances warrant, the Fund may invest without limit in U.S. Government securities, obligations issued by domestic or foreign banks (including certificates of deposit, time deposits and bankers' acceptances), and domestic or foreign commercial paper (which, if issued by a corporation, must be rated Prime-1 by Moody's or A-1 by S&P, or if unrated has been issued by a company that at the time of investment has an outstanding debt issue rated Aaa or Aa by Moody's or AAA or AA by S&P). The Fund may also enter into repurchase agreements, and, for temporary or emergency purposes, may borrow up to 10% of the value of its total assets from banks.

         The Fund may purchase put and call options on stock indices, provided the premium paid for such options does not exceed 5% of the Fund's net assets. The Fund may also sell covered put options with respect to up to 10% of the value of its net assets, and may write covered call options so long as not more than 25% of the Fund's net assets is subject to being purchased upon the exercise of the calls. For hedging purposes only, the Fund may engage in transactions in (and options on) stock index and foreign currency futures contracts, provided that the Fund's equivalent exposure in such contracts does not exceed 15% of its total assets.

COMMON STOCKS

         Common stock can be issued by companies to raise cash; all common stock shares represent a proportionate ownership interest in a company. As a result, the value of common stock rises and falls with a company's success or failure. The market value of common stock can fluctuate significantly, with smaller companies being particularly susceptible to price swings. Transaction costs in smaller company stocks may also be higher than those of larger companies.

CONVERTIBLE SECURITIES

         The convertible securities in which the Fund may invest include corporate bonds, notes, debentures, preferred stock and other securities that may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. Investments in convertible securities can provide income through interest and dividend payments as well as an opportunity for capital appreciation by virtue of their conversion or exchange features. Because convertible securities can be converted into equity securities, their values will normally vary in some proportion with those of the underlying equity securities. Convertible securities usually provide a higher yield than the underlying equity, however, so that the price decline of a convertible security may sometimes be less substantial than that of the underlying equity security. The exchange ratio for any particular convertible security may be adjusted from time to time due to stock splits, dividends, spin-offs, other corporate distributions or scheduled changes in the exchange ratio. Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically changes as the market value of the underlying common stock changes, and, therefore, also tends to follow movements in the general market for equity securities. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of the value of the underlying common stock, although typically not as much as the price of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

         As debt securities, convertible securities are investments that provide for a stream of income. Like all debt securities, there can be no assurance of income or principal payments because the issuers of the convertible securities may default on their obligations. Convertible securities generally offer lower yields than non-convertible securities of similar quality because of their conversion or exchange features.

         Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, are senior in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. However, convertible bonds and convertible preferred stock typically have lower coupon rates than similar non-convertible securities. Convertible securities may be issued as fixed income obligations that pay current income.

SMALL COMPANIES

         Investing in smaller company stocks involves certain special considerations and risks that are not usually associated with investing in larger, more established companies. For example, the securities of small or new companies may be subject to more abrupt or erratic market movements because they tend to be thinly traded and are subject to a greater degree to changes in the issuer's earnings and prospects. Small companies also tend to have limited product lines, markets or financial resources. Transaction costs in smaller company stocks also may be higher than those of larger companies.

DEBT SECURITIES

         IN GENERAL. Investment in debt securities involves both interest rate and credit risk. Generally, the value of debt instruments rises and falls inversely with fluctuations in interest rates. As interest rates decline, the value of debt securities generally increases. Conversely, rising interest rates tend to cause the value of debt securities to decrease. Bonds with longer maturities generally are more volatile than bonds with shorter maturities. The market value of debt securities also varies according to the relative financial condition of the issuer. In general, lower-quality bonds offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument.

         INVESTMENT-GRADE DEBT SECURITIES. Bonds rated Aaa by Moody's Investors Service, Inc. ("Moody's") and AAA by Standard & Poor's Ratings Group ("S&P") are judged to be of the best quality (i.e., capacity to pay interest and repay principal is extremely strong). Bonds rated Aa/AA are considered to be of high quality (i.e., capacity to pay interest and repay principal is very strong and differs from the highest rated issues only to a small degree). Bonds rated A are viewed as having many favorable investment attributes, but elements may be present that suggest a susceptibility to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Bonds rated Baa/BBB (considered by Moody's to be "medium grade" obligations) are considered to have an adequate capacity to pay interest and repay principal, but certain protective elements may be lacking (i.e., such bonds lack outstanding investment characteristics and have some speculative characteristics). The Fund may invest in debt securities that are given an investment-grade rating by Moody's or S&P, and may also invest in unrated debt securities that are considered by IMI to be of comparable quality.

     U.S. GOVERNMENT SECURITIES. U.S. Government securities are obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. Securities guaranteed by the U.S. Government include: (1) direct obligations of the U.S. Treasury (such as Treasury bills, notes, and bonds) and (2) Federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as GNMA certificates, which are mortgage-backed securities). When such securities are held to maturity, the payment of principal and interest is unconditionally guaranteed by the U.S. Government, and thus they are of the highest possible credit quality. U.S. Government securities that are not held to maturity are subject to variations in market value due to fluctuations in interest rates.

         Mortgage-backed securities are securities representing part ownership of a pool of mortgage loans. For example, GNMA certificates are such securities in which the timely payment of principal and interest is guaranteed by the full faith and credit of the U.S. Government. Although the mortgage loans in the pool will have maturities of up to 30 years, the actual average life of the loans typically will be substantially less because the mortgages will be subject to principal amortization and may be prepaid prior to maturity. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the security. Conversely, rising interest rates tend to decrease the rate of prepayments, thereby lengthening the actual average life of the security (and increasing the security's price volatility). Accordingly, it is not possible to predict accurately the average life of a particular pool. Reinvestment of prepayment may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, mortgage-backed securities can be less effective than typical bonds of similar maturities at "locking in" yields during periods of declining interest rates, and may involve significantly greater price and yield volatility than traditional debt securities. Such securities may appreciate or decline in market value during periods of declining or rising interest rates, respectively.

         Securities issued by U.S. Government instrumentalities and certain Federal agencies are neither direct obligations of nor guaranteed by the U.S. Treasury; however, they involve Federal sponsorship in one way or another. Some are backed by specific types of collateral, some are supported by the issuer's right to borrow from the Treasury, some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer, others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks, Federal National Mortgage Association, Federal Home Loan Mortgage Association, and Student Loan Marketing Association.

         ZERO COUPON BONDS. Zero coupon bonds are debt obligations issued without any requirement for the periodic payment of interest. Zero coupon bonds are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds would accrue and compound over the period until maturity at a rate of interest reflecting the market rate at the time of issuance. If the Fund holds zero coupon bonds in its portfolio, it would recognize income currently for Federal income tax purposes in the amount of the unpaid, accrued interest and generally would be required to distribute dividends representing such income to shareholders currently, even though funds representing such income would not have been received by the Fund. Cash to pay dividends representing unpaid, accrued interest may be obtained from, for example, sales proceeds of portfolio securities and Fund shares and from loan proceeds. The potential sale of portfolio securities to pay cash distributions from income earned on zero coupon bonds may result in the Fund being forced to sell portfolio securities at a time when it might otherwise choose not to sell these securities and when the Fund might incur a capital loss on such sales. Because interest on zero coupon obligations is not distributed to the Fund on a current basis, but is in effect compounded, the value of the securities of this type is subject to greater fluctuations in response to changing interest rates than the value of debt obligations which distribute income regularly.

         FIRM COMMITMENT AGREEMENTS AND "WHEN-ISSUED" SECURITIES. New issues of certain debt securities are often offered on a "when-issued" basis, meaning the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment, but delivery and payment for the securities normally take place after the date of the commitment to purchase. Firm commitment agreements call for the purchase of securities at an agreed-upon price on a specified future date. The Fund uses such investment techniques in order to secure what is considered to be an advantageous price and yield to the Fund and not for purposes of leveraging the Fund's assets. In either instance, the Fund will maintain in a segregated account with its Custodian cash or liquid securities equal (on a daily marked-to-market basis) to the amount of its commitment to purchase the underlying securities.

ILLIQUID SECURITIES

         The Fund may purchase securities other than in the open market. While such purchases may often offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities" or "not readily marketable" (i.e., they cannot be sold to the public without registration under the Securities Act of 1933, as amended (the "1933 Act"), or the availability of an exemption from registration (such as Rule 144A) or because they are subject to other legal or contractual delays in or restrictions on resale). This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. It is the Fund's policy that illiquid securities (including repurchase agreements of more than seven days duration, certain restricted securities, and other securities which are not readily marketable) may not constitute, at the time of purchase, more than 15% of the value of the Fund's net assets. The Trust's Board of Trustees has approved guidelines for use by IMI in determining whether a security is illiquid.

         Generally speaking, restricted securities may be sold (i) only to qualified institutional buyers; (ii) in a privately negotiated transaction to a limited number of purchasers; (iii) in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration; or (iv) in a public offering for which a registration statement is in effect under the 1933 Act. Issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. If adverse market conditions were to develop during the period between the Fund's decision to sell a restricted or illiquid security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. Where a registration statement is required for the resale of restricted securities, the Fund may be required to bear all or part of the registration expenses. The Fund may be deemed to be an "underwriter" for purposes of the 1933 Act when selling restricted securities to the public and, in such event, the Fund may be liable to purchasers of such securities if the registration statement prepared by the issuer is materially inaccurate or misleading.

         Since it is not possible to predict with assurance that the market for securities eligible for resale under Rule 144A will continue to be liquid, IMI will monitor such restricted securities subject to the supervision of the Board of Trustees. Among the factors IMI may consider in reaching liquidity decisions relating to Rule 144A securities are: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the market for the security (i.e., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer).

FOREIGN SECURITIES

         The securities of foreign issuers in which the Fund may invest include non-U.S. dollar-denominated debt securities, Euro dollar securities, sponsored and unsponsored American Depository Receipts ("ADRs"), Global Depository Receipts ("GDRs") and related depository instruments, American Depository Shares ("ADSs"), Global Depository Shares ("GDSs"), and debt securities issued, assumed or guaranteed by foreign governments or political subdivisions or instrumentalities thereof. Shareholders should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks inherent in the Fund's domestic investments.

         Although IMI intends to invest the Fund's assets only in nations that are generally considered to have relatively stable and friendly governments, there is the possibility of expropriation, nationalization, repatriation or confiscatory taxation, taxation on income earned in a foreign country and other foreign taxes, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default on foreign government securities, political or social instability or diplomatic developments which could affect investments in securities of issuers in those nations. In addition, in many countries there is less publicly available information about issuers than is available for U.S. companies. Moreover, foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies. In many foreign countries, there is less governmental supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the United States. Foreign securities transactions may also be subject to higher brokerage costs than domestic securities transactions. The foreign securities markets of many of the countries in which the Fund may invest may also be smaller, less liquid and subject to greater price volatility than those in the United States. In addition, the Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgment in foreign courts.

         Foreign bond markets have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Further, the inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund because of subsequent declines in the value of the portfolio security or, if the Fund has entered into a contract to sell the security, in possible liability to the purchaser. It may be more difficult for the Fund's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Moreover, individual foreign economies may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. IMI seeks to mitigate the risks to the Fund associated with the foregoing considerations through investment variation and continuous professional management.

DEPOSITORY RECEIPTS

         ADRs, GDRs, ADSs, GDSs and related securities are depository instruments, the issuance of which is typically administered by a U.S. or foreign bank or trust company. These instruments evidence ownership of underlying securities issued by a U.S. or foreign corporation. ADRs are publicly traded on exchanges or over-the-counter ("OTC") in the United States. Unsponsored programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, information concerning the issuer may not be as current or as readily available as in the case of sponsored depository instruments, and their prices may be more volatile than if they were sponsored by the issuers of the underlying securities.

EMERGING MARKETS

         The Fund could have significant investments in securities traded in emerging markets. Investors should recognize that investing in such countries involves special considerations, in addition to those set forth above, that are not typically associated with investing in United States securities and that may affect the Fund's performance favorably or unfavorably.

         In recent years, many emerging market countries around the world have undergone political changes that have reduced government's role in economic and personal affairs and have stimulated investment and growth. Historically, there is a strong direct correlation between economic growth and stock market returns. While this is no guarantee of future performance, IMI believes that investment opportunities (particularly in the energy, environmental services, natural resources, basic materials, power, telecommunications and transportation industries) may result within the evolving economies of emerging market countries from which the Fund and its shareholders will benefit.

         Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. Such risks include (i) less social, political and economic stability; (ii) a small market for securities and/or a low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies that may restrict the Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until relatively recently in certain Eastern European countries, of a capital market structure or market-oriented economy; (vii) the possibility that recent favorable economic developments in Eastern Europe may be slowed or reversed by unanticipated political or social events in such countries; and (viii) the possibility that currency devaluations could adversely affect the value of the Fund's investments. Further, many emerging markets have experienced and continue to experience high rates of inflation.

         Despite the dissolution of the Soviet Union, the Communist Party may continue to exercise a significant role in certain Eastern European countries. To the extent of the Communist Party's influence, investments in such countries will involve risks of nationalization, expropriation and confiscatory taxation. The communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of such expropriation, the Fund could lose a substantial portion of any investments it has made in the affected countries. Further, few (if any) accounting standards exist in Eastern European countries. Finally, even though certain Eastern European currencies may be convertible into U.S. dollars, the conversion rates may be artificial in relation to the actual market values and may be adverse to the Fund's net asset value.

         Certain Eastern European countries that do not have well-established trading markets are characterized by an absence of developed legal structures governing private and foreign investments and private property. In addition, certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the investment of foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals.

         Authoritarian governments in certain Eastern European countries may require that a governmental or quasi-governmental authority act as custodian of the Fund's assets invested in such country. To the extent such governmental or quasi-governmental authorities do not satisfy the requirements of the Investment Company Act of 1940, as amended (the "1940 Act"), with respect to the custody of the Fund's cash and securities, the Fund's investment in such countries may be limited or may be required to be effected through intermediaries. The risk of loss through governmental confiscation may be increased in such countries.

FOREIGN CURRENCIES

         Investment in foreign securities usually will involve currencies of foreign countries. Moreover, the Fund may temporarily hold funds in bank deposits in foreign currencies during the completion of investment programs and may purchase forward foreign currency contracts. Because of these factors, the value of the assets of the Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Fund may incur costs in connection with conversions between various currencies. Although the Fund's custodian values the Fund's assets daily in terms of U.S. dollars, the Fund does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund will do so from time to time, however, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies.

     Because the Fund normally will be invested in both U.S. and foreign securities markets, changes in the Fund's share price may have a low correlation with movements in U.S. markets. The Fund's share price will reflect the movements of the different stock and bond markets in which it is invested (both U.S. and foreign), and of the currencies in which the investments are denominated. Thus, the strength or weakness of the U.S. dollar against foreign currencies may account for part of the Fund's investment performance. U.S. and foreign securities markets do not always move in step with each other, and the total returns from different markets may vary significantly. Currencies in which the Fund's assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Fund.

         FOREIGN CURRENCY EXCHANGE TRANSACTIONS

         The Fund may enter into forward foreign currency contracts in order to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of securities. A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date (usually less than a year), and typically is individually negotiated and privately traded by currency traders and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Although foreign exchange dealers do not charge a fee for commissions, they do realize a profit based on the difference between the price at which they are buying and selling various currencies. Although these contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currencies, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase.

         While the Fund may enter into forward contracts to reduce currency exchange risks, changes in currency exchange rates may result in poorer overall performance for the Fund than if it had not engaged in such transactions. Moreover, there may be an imperfect correlation between the Fund's portfolio holdings of securities denominated in a particular currency and forward contracts entered into by the Fund. An imperfect correlation of this type may prevent the Fund from achieving the intended hedge or expose the Fund to the risk of currency exchange loss.

         The Fund may purchase currency forwards and combine such purchases with sufficient cash or short-term securities to create unleveraged substitutes for investments in foreign markets when deemed advantageous. The Fund may also combine the foregoing with bond futures or interest rate futures contracts to create the economic equivalent of an unhedged foreign bond position.

         The Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or in which the Fund expects to have portfolio exposure.

         Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transactions costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

OTHER INVESTMENT COMPANIES

         The Fund may invest up to 10% of its total assets in the shares of other investment companies. As a shareholder of an investment company, the Fund would bear its ratable shares of the fund's expenses (which often include an asset-based management fee). The Fund could also lose money by investing in other investment companies, since the value of their respective investments and the income they generate will vary daily based on prevailing market conditions.

REPURCHASE AGREEMENTS

         Repurchase agreements are contracts under which the Fund buys a money market instrument and obtains a simultaneous commitment from the seller to repurchase the instrument at a specified time and at an agreed-upon yield. Under guidelines approved by the Board, the Fund is permitted to enter into repurchase agreements only if the repurchase agreements are at least fully collateralized with U.S. Government securities or other securities that IMI has approved for use as collateral for repurchase agreements and the collateral must be marked-to-market daily. The Fund will enter into repurchase agreements only with banks and broker-dealers deemed to be creditworthy by IMI under the above-referenced guidelines. In the unlikely event of failure of the executing bank or broker-dealer, the Fund could experience some delay in obtaining direct ownership of the underlying collateral and might incur a loss if the value of the security should decline, as well as costs in disposing of the security.

BANKING INDUSTRY AND SAVINGS AND LOAN OBLIGATIONS

         Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank (meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument at maturity). In addition to investing in certificates of deposit and bankers' acceptances, the Fund may invest in time deposits in banks or savings and loan associations. Time deposits are generally similar to certificates of deposit, but are uncertificated. The Fund's investments in certificates of deposit, time deposits, and bankers' acceptance are limited to obligations of (i) banks having total assets in excess of $1 billion, (ii) U.S. banks which do not meet the $1 billion asset requirement, if the principal amount of such obligation is fully insured by the Federal Deposit Insurance Corporation (the "FDIC"), (iii) savings and loan association which have total assets in excess of $1 billion and which are members of the FDIC, and (iv) foreign banks if the obligation is, in IMI's opinion, of an investment quality comparable to other debt securities which may be purchased by the Fund. The Fund's investments in certificates of deposit of savings associations are limited to obligations of Federal and state-chartered institutions whose total assets exceed $1 billion and whose deposits are insured by the FDIC.

COMMERCIAL PAPER

         Commercial paper represents short-term unsecured promissory notes issued in bearer form by bank holding companies, corporations and finance companies. The Fund may invest in commercial paper that is rated Prime-1 by Moody's Investors Service, Inc. ("Moody's") or A-1 by Standard & Poor's Corporation ("S&P") or, if not rated by Moody's or S&P, is issued by companies having an outstanding debt issue rated Aaa or Aa by Moody's or AAA or AA by S&P.

BORROWING

         Borrowing may exaggerate the effect on the Fund's net asset value of any increase or decrease in the value of the Fund's portfolio securities. Money borrowed will be subject to interest costs (which may include commitment fees and/or the cost of maintaining minimum average balances). Although the principal of the Fund's borrowings will be fixed, the Fund's assets may change in value during the time a borrowing is outstanding, thus increasing exposure to capital risk.

WARRANTS

         The holder of a warrant has the right, until the warrant expires, to purchase a given number of shares of a particular issuer at a specified price. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. However, prices of warrants do not necessarily move in a tandem with the prices of the underlying securities, and are, therefore, considered speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. Thus, if a warrant held by the Fund was not exercised by the date of its expiration, the Fund would lose the entire purchase price of the warrant.

OPTIONS TRANSACTIONS

         IN GENERAL. A call option is a short-term contract (having a duration of less than one year) pursuant to which the purchaser, in return for the premium paid, has the right to buy the security underlying the option at the specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. A put option is a similar contract pursuant to which the purchaser, in return for the premium paid, has the right to sell the security underlying the option at the specified exercise price at any time during the term of the option. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option, to buy the underlying security at the exercise price. The premium paid by the purchaser of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying security, the time remaining to expiration of the option, supply and demand, and interest rates.

         If the writer of a U.S. exchange-traded option wishes to terminate the obligation, the writer may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the Options Clearing Corporation. However, a writer may not effect a closing purchase transaction after it has been notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate his or her position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction can be effected at any particular time or at any acceptable price. If any call or put option is not exercised or sold, it will become worthless on its expiration date. Closing purchase transactions are not available for OTC transactions. In order to terminate an obligations in an OTC transaction, the Fund would need to negotiate directly with the counterparty.

         The Fund will realize a gain (or a loss) on a closing purchase transaction with respect to a call or a put previously written by the Fund if the premium, plus commission costs, paid by the Fund to purchase the call or the put is less (or greater) than the premium, less commission costs, received by the Fund on the sale of the call or the put. A gain also will be realized if a call or a put that the Fund has written lapses unexercised, because the Fund would retain the premium. Any such gains (or losses) are considered short-term capital gains (or losses) for Federal income tax purposes. Net short-term capital gains, when distributed by the Fund, are taxable as ordinary income. See "Taxation."

         The Fund will realize a gain (or a loss) on a closing sale transaction with respect to a call or a put previously purchased by the Fund if the premium, less commission costs, received by the Fund on the sale of the call or the put is greater (or less) than the premium, plus commission costs, paid by the Fund to purchase the call or the put. If a put or a call expires unexercised, it will become worthless on the expiration date, and the Fund will realize a loss in the amount of the premium paid, plus commission costs. Any such gain or loss will be long-term or short-term gain or loss, depending upon the Fund's holding period for the option.

         Exchange-traded options generally have standardized terms and are issued by a regulated clearing organization (such as the Options Clearing Corporation), which, in effect, guarantees the completion of every exchange-traded option transaction. In contrast, the terms of OTC options are negotiated by the Fund and its counterparty (usually a securities dealer or a financial institution) with no clearing organization guarantee. When the Fund purchases an OTC option, it relies on the party from whom it has purchased the option (the "counterparty") to make delivery of the instrument underlying the option. If the counterparty fails to do so, the Fund will lose any premium paid for the option, as well as any expected benefit of the transaction. Accordingly, IMI will assess the creditworthiness of each counterparty to determine the likelihood that the terms of the OTC option will be satisfied.

         WRITING OPTIONS ON INDIVIDUAL SECURITIES. The Fund may write (sell) covered call options on the Fund's securities in an attempt to realize a greater current return than would be realized on the securities alone. The Fund may also write covered call options to hedge a possible stock or bond market decline (only to the extent of the premium paid to the Fund for the options). In view of the investment objectives of the Fund, it generally would write call options only in circumstances where the investment adviser to the Fund does not anticipate significant appreciation of the underlying security in the near future or has otherwise determined to dispose of the security.

         A "covered" call option means generally that so long as the Fund is obligated as the writer of a call option, the Fund will (i) own the underlying securities subject to the option, or (ii) have the right to acquire the underlying securities through immediate conversion or exchange of convertible preferred stocks or convertible debt securities owned by the Fund. Although the Fund receives premium income from these activities, any appreciation realized on an underlying security will be limited by the terms of the call option. The Fund may purchase call options on individual securities only to effect a "closing purchase transaction."

         As the writer of a call option, the Fund receives a premium for undertaking the obligation to sell the underlying security at a fixed price during the option period, if the option is exercised. So long as the Fund remains obligated as a writer of a call option, it forgoes the opportunity to profit from increases in the market price of the underlying security above the exercise price of the option, except insofar as the premium represents such a profit (and retains the risk of loss should the value of the underlying security decline).

         PURCHASING OPTIONS ON INDIVIDUAL SECURITIES. The Fund may purchase a put option on an underlying security owned by the Fund as a defensive technique in order to protect against an anticipated decline in the value of the security. The Fund, as the holder of the put option, may sell the underlying security at the exercise price regardless of any decline in its market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs that the Fund must pay. These costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. The premium paid for the put option would reduce any capital gain otherwise available for distribution when the security is eventually sold. The purchase of put options will not be used by the Fund for leverage purposes.

         The Fund may also purchase a put option on an underlying security that it owns and at the same time write a call option on the same security with the same exercise price and expiration date. Depending on whether the underlying security appreciates or depreciates in value, the Fund would sell the underlying security for the exercise price either upon exercise of the call option written by it or by exercising the put option held by it. The Fund would enter into such transactions in order to profit from the difference between the premium received by the Fund for the writing of the call option and the premium paid by the Fund for the purchase of the put option, thereby increasing the Fund's current return. The Fund may write (sell) put options on individual securities only to effect a "closing sale transaction."

         RISKS OF OPTIONS TRANSACTIONS. The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of a U.S. option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities (or cash in the case of an index option) at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security (or index), in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security (or index) is purchased to hedge against price movements in a related security (or securities), the price of the put or call option may move more or less than the price of the related security (or securities). In this regard, there are differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective.

         There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, the Fund may be unable to close out a position. Finally, trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers, or the options exchange could suspend trading after the price has risen or fallen more than the maximum amount specified by the exchange. Closing transactions can be made for OTC options only by negotiating directly with the counterparty or by a transaction in the secondary market, if any such market exists. Transfer of an OTC option is usually prohibited absent the consent of the original counterparty. There is no assurance that the Fund will be able to close out an OTC option position at a favorable price prior to its expiration. An OTC counterparty may fail to deliver or to pay, as the case may be. In the event of insolvency of the counterparty, the Fund might be unable to close out an OTC option position at any time prior to its expiration. Although the Fund may be able to offset to some extent any adverse effects of being unable to liquidate an option position, the Fund may experience losses in some cases as a result of such inability.

         When conducted outside the U.S., options transactions may not be regulated as rigorously as in the U.S., may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by:
(i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S., and (v) lower trading volume and liquidity.

     The Fund's options activities also may have an impact upon the level of its portfolio turnover and brokerage commissions. See "Portfolio Turnover."

         The Fund's success in using options techniques depends, among other things, on IMI's ability to predict accurately the direction and volatility of price movements in the options and securities markets, and to select the proper type, timing of use and duration of options.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

         IN GENERAL. The Fund may enter into futures contracts and options on futures contracts for hedging purposes. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a commodity at a specified price and time. When a purchase or sale of a futures contract is made by the Fund, it is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or liquid securities ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, the Fund will mark-to-market its open futures position.

         The Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

         Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery of offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund generally realizes a capital gain, or if it is more, the Fund generally realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund generally realizes a capital gain, or if it is less, the Fund generally realizes a capital loss.
The transaction costs must also be included in these calculations.

         When purchasing a futures contract, the Fund will maintain with its Custodian (and mark-to-market on a daily basis) cash or liquid securities that, when added to the amounts deposited with a futures commission merchant ("FCM") as margin, are equal to the market value of the futures contract. Alternatively, the Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high as or higher than the price of the contract held by the Fund, or, if lower, may cover the difference with cash or short-term securities.

         When selling a futures contract, the Fund will maintain with its Custodian in a segregated account (and mark-to-market on a daily basis) cash or liquid securities that, when added to the amounts deposited with an FCM as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's custodian).

         When selling a call option on a futures contract, the Fund will maintain with its Custodian in a segregated account (and mark-to-market on a daily basis) cash or liquid securities that, when added to the amounts deposited with an FCM as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund, or covering the difference if the price is higher.

         When selling a put option on a futures contract, the Fund will maintain with its Custodian (and mark-to-market on a daily basis) cash or liquid securities that equal the purchase price of the futures contract less any margin on deposit. Alternatively, the Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund, or, if lower, the Fund may hold securities to cover the difference.

         FOREIGN CURRENCY FUTURES CONTRACTS AND RELATED OPTIONS. The Fund may engage in foreign currency futures contracts and related options transactions for hedging purposes. A foreign currency futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a foreign currency at a specified price and time.

         An option on a foreign currency futures contract gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon the exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.

         The Fund may purchase call and put options on foreign currencies as a hedge against changes in the value of the U.S. dollar (or another currency) in relation to a foreign currency in which portfolio securities of the Fund may be denominated. A call option on a foreign currency gives the buyer the right to buy, and a put option the right to sell, a certain amount of foreign currency at a specified price during a fixed period of time. The Fund may invest in options on foreign currency which are either listed on a domestic securities exchange or traded on a recognized foreign exchange.

         In those situations where foreign currency options may not be readily purchased (or where such options may be deemed illiquid) in the currency in which the hedge is desired, the hedge may be obtained by purchasing an option on a "surrogate" currency, i.e., a currency where there is tangible evidence of a direct correlation in the trading value of the two currencies. A surrogate currency's exchange rate movements parallel that of the primary currency. Surrogate currencies are used to hedge an illiquid currency risk, when no liquid hedge instruments exist in world currency markets for the primary currency.

         The Fund will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity or quoted on an automated quotation system. The Fund will not enter into a futures contract or purchase an option thereon if, immediately thereafter, the aggregate initial margin deposits for futures contracts held by the Fund plus premiums paid by it for open futures option positions, less the amount by which any such positions are "in-the-money," would exceed 5% of the liquidation value of the Fund's portfolio (or the Fund's net asset value), after taking into account unrealized profits and unrealized losses on any such contracts the Fund has entered into. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option. For additional information about margin deposits required with respect to futures contracts and options thereon, see "Futures Contracts and Options on Futures Contracts."

         RISKS ASSOCIATED WITH FUTURES AND RELATED OPTIONS. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Fund's portfolio securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

         Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

         There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures or a futures option position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.

         Currency futures contracts and options thereon may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such position also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during non business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.

SECURITIES INDEX FUTURES CONTRACTS

         The Fund may enter into securities index futures contracts as an efficient means of regulating the Fund's exposure to the equity markets. The Fund will not engage in transactions in futures contracts for speculation, but only as a hedge against changes resulting from market conditions in the values of securities held in the Fund's portfolio or which it intends to purchase. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. The value of a unit is the current value of the stock index. For example, the S&P 500 Index is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange (the "Exchange"). The S&P 500 Index assigns relative weightings to the 500 common stocks included in the Index, and the Index fluctuates with changes in the market values of the shares of those common stocks. In the case of the S&P 500 Index, contracts are to buy or sell 500 units. Thus, if the value of the S&P 500 Index were $150, one contract would be worth $75,000 (500 units x $150). The index futures contract specifies that no delivery of the actual securities making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if the Fund enters into a futures contract to buy 500 units of the S&P 500 Index at a specified future date at a contract price of $150 and the S&P 500 Index is at $154 on that future date, the Fund will gain $2,000 (500 units x gain of $4). If the Fund enters into a futures contract to sell 500 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 Index is at $154 on that future date, the Fund will lose $2,000 (500 units x loss of $4).

         RISKS OF SECURITIES INDEX FUTURES. The Fund's success in using hedging techniques depends, among other things, on IMI's ability to predict correctly the direction and volatility of price movements in the futures and options markets as well as in the securities markets and to select the proper type, time and duration of hedges. The skills necessary for successful use of hedges are different from those used in the selection of individual stocks.

         The Fund's ability to hedge effectively all or a portion of its securities through transactions in index futures (and therefore the extent of its gain or loss on such transactions) depends on the degree to which price movements in the underlying index correlate with price movements in the Fund's securities. Inasmuch as such securities will not duplicate the components of an index, the correlation probably will not be perfect. Consequently, the Fund will bear the risk that the prices of the securities being hedged will not move in the same amount as the hedging instrument. This risk will increase as the composition of the Fund's portfolio diverges from the composition of the hedging instrument.

         Although the Fund intends to establish positions in these instruments only when there appears to be an active market, there is no assurance that a liquid market will exist at a time when the Fund seeks to close a particular option or futures position. Trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers. In addition, the futures exchanges may suspend trading after the price has risen or fallen more than the maximum amount specified by the exchange. In some cases, the Fund may experience losses as a result of its inability to close out a position, and it may have to liquidate other investments to meet its cash needs.

         Although some index futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund generally realizes a capital gain, or if it is more, the Fund generally realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund generally realizes a capital gain, or if it is less, the Fund generally realizes a capital loss.
The transaction costs must also be included in these calculations.

         The Fund will only enter into index futures contracts or futures options that are standardized and traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system. The Fund will use futures contracts and related options only for "bona fide hedging" purposes, as such term is defined in applicable regulations of the CFTC.
         When purchasing an index futures contract, the Fund will maintain with its Custodian (and mark-to-market on a daily basis) cash or liquid securities that, when added to the amounts deposited with a futures commission merchant ("FCM") as margin, are equal to the market value of the futures contract. Alternatively, the Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high as or higher than the price of the contract held by the Fund.

         When selling an index futures contract, the Fund will maintain with its Custodian (and mark-to-market on a daily basis) cash or liquid securities that, when added to the amounts deposited with an FCM as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in cash or liquid assets in a segregated account with the Fund's custodian).

         COMBINED TRANSACTIONS . The Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions and multiple currency transactions (including forward currency contracts) and some combination of futures, options, and currency transactions ("component" transactions), instead of a single transaction, as part of a single or combined strategy when, in the opinion of IMI, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on IMI's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the management objective.

                INVESTMENT RESTRICTIONS

         The Fund's investment objectives as set forth in the "Summary" section of the Prospectus, together with the investment restrictions set forth below, are fundamental policies of the Fund and may not be changed without the approval of a majority of the outstanding voting shares of the Fund. Under these restrictions, the Fund may not:

(i) Invest in real estate, real estate mortgage loans, commodities or interests in oil, gas and/or mineral exploration or development programs, although (a) the Fund may purchase and sell marketable securities of issuers which are secured by real estate, (b) the Fund may purchase and sell securities of issuers which invest or deal in real estate, (c) the Fund may enter into forward foreign currency contracts as described in the Fund's prospectus, and (d) the Fund may write or buy puts, calls, straddles or spreads and may invest in commodity futures contracts and options on futures contracts;

(ii) Purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions, but the Fund may make margin deposits in connection with transactions in options, futures and options on futures;

(iii) Make loans, except that this restriction shall not prohibit (a) the purchase and holding of a portion of an issue of publicly distributed debt securities, (b) the entry into repurchase agreements with banks or broker-dealers, or (c) the lending of the Fund's portfolio securities in accordance with applicable guidelines established by the Securities and Exchange Commission ("SEC") and any guidelines established by the Trust's Trustees;

(iv)                       Purchase  securities  of any one issuer  (except U.S.
                           Government securities) if as a result more than 5% of the Fund's total assets would be invested in such issuer or the Fund would own or hold more than 10% of the outstanding voting securities of that issuer; provided, however, that up to 25% of the value of the Fund's total assets may be invested without regard to these limitations;

(v) Make investments in securities for the purpose of exercising control over or management of the issuer;

(vi) Participate on a joint or a joint and several basis in any trading account in securities. The "bunching" of orders of the Fund and of other accounts under the investment management of the Manager for the sale or purchase of portfolio securities shall not be considered participation in a joint securities trading account;

(vii) Borrow amounts in excess of 10% of its total assets, taken at the lower of cost or market value, and then only from banks as a temporary measure for extraordinary or emergency purposes. All borrowings will be repaid before any additional investments are made;

(viii) Purchase the securities of issuers conducting their principal business activities in the same industry if immediately after such purchase the value of the Fund's investments in such industry would exceed 25% of the value of the total assets of the Fund;

(ix) Act as an underwriter of securities, except to the extent that, in connection with the sale of securities, it may be deemed to be an underwriter under applicable securities laws;

(x) Purchase any security if, as a result, the Fund would then have more than 5% of its total assets (taken at current value) invested in securities restricted as to disposition under the Federal securities laws;

(xi) Issue senior securities, except insofar as the Fund may be deemed to have issued a senior security in connection with any repurchase agreement or any permitted borrowing; or

(xii) Purchase securities of another investment company, except in connection with a merger, consolidation, reorganization or acquisition of assets, and except that the Fund may invest in securities of other investment companies subject to the restrictions in
                           Section 12(d)(1) of the Investment Company Act of 1940 (the "1940").

                             ADDITIONAL RESTRICTIONS

         The Fund has adopted the following additional restrictions, which are not fundamental and which may be changed without shareholder approval, to the extent permitted by applicable law, regulation or regulatory policy.

         Under these restrictions, the Fund may not:

         (i)      purchase or sell real estate limited partnership interests; or

         (ii) purchase or sell interest in oil, gas or mineral leases (other than securities of companies that invest in or sponsor such programs).

         Whenever an investment objective, policy or restriction of the Fund described in this Prospectus or in the SAI states a maximum percentage of assets that may be invested in a security or other asset, or describes a policy regarding quality standards, that percentage limitation or standard will, unless otherwise indicated, apply to the Fund only at the time a transaction takes place. Thus, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in the percentage that results from circumstances not involving any affirmative action by the Fund will not be considered a violation.

                               PORTFOLIO TURNOVER

         The Fund purchases securities that are believed by IMI to have above average potential for capital appreciation. Common stocks are disposed of in situations where it is believed that potential for such appreciation has lessened or that other common stocks have a greater potential. Therefore, the Fund may purchase and sell securities without regard to the length of time the security is to be, or has been, held. A change in securities held by the Fund is known as "portfolio turnover" and may involve the payment by the Fund of dealer markup or underwriting commission and other transaction costs on the sale of securities, as well as on the reinvestment of the proceeds in other securities. The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the most recently completed fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during that year. For purposes of determining the Fund's portfolio turnover rate, all securities whose maturities at the time of acquisition were one year or less are excluded.

 ..................

                             MANAGEMENT OF THE FUND

         The business and affairs of the Fund are managed under the direction of the Trustees. Information about the Fund's investment manager and other service providers appears in the "Investment Advisory and Other Services" section, below.

 ..................TRUSTEES AND OFFICERS

         The Board of Trustees of the Trust is responsible for the overall management of the Fund, including general supervision and review of the Fund's investment activities. The Board, in turn, elects the officers who are responsible for administering the Fund's day-to-day operations.

         The Trustees and Executive Officers of the Trust, their business addresses and principal occupations during the past five years are:


NAME, ADDRESS, AGE                   POSITION WITH THE       BUSINESS AFFILIATIONS AND PRINCIPAL OCCUPATIONS
                                     TRUST
Keith J. Carlson*,                   President and           President, Chief Executive Officer and Director of MIMI
700 South Federal Hwy.               Trustee                 (1999-present); Senior Vice President of MIMI
Suite 300                                                    (1996-1999); Senior Vice President and Director of
Boca Raton, FL  33432                                        MIMI  (1994-1996); Senior Vice President and Treasurer
Age: 42                                                      of MIMI(1989-1994); President, Director and Chairman of
                                                             IMI (1999-present);Senior VicePresidentand
                                                             Director   of   IMI (1994-1999); Senior
                                                             Vice     President,Treasurer and
                                                             Director   of   IMI(1992-1994);
                                                             Chairman and Director, IMSC
                                                             (1999-present); SeniorVice
                                                             President and Director,IMSC
                                                             (1996-1999);President and
                                                             Director   of  IMSC (1993-1996);
                                                             Chairman andDirector   of  IMDI
                                                             (1999-present);President,Chief
                                                             Executive   Officer and   Director   of
                                                             IMDI   (1994-1999); Vice  President  of
                                                             MFI    (1987-1995); Trustee and
                                                             President   of  MST (1996-1998);   Vice
                                                             President   of  MST(1994-1998);
                                                             Treasurer   of  MST(1985-1994);
                                                             Executive VicePresident and
                                                             Director   of  IMDI (1993-1994);
                                                             Trustee    of   MST
                                                             (1996-1998).

Ian Carmichael,                      Trustee                 President of Control Systems, Inc. (sales and service
1812 Sabal Palm Circle,                                      of computer products) (1983-present).
Boca Raton, FL 33432
Age:  51

P. Rodney Cunningham,                Trustee                 President and Chief Executive Officer,
1450 N.W. 1st Avenue,                                        Boca Raton Transportation, Inc. (passenger
Boca Raton, FL 33432                                         transport) (1978-present); President and Chief
Age:  51                                                     Executive Officer, Cunningham
                                                             Communications, Inc. (wireless
                                                             communications) (1983-present); Chairman and Chief
                                                             Executive Officer, Palm Beach Transportation, Inc.
                                                             (passenger transport) (1987-present); President and
                                                             Chief Executive Officer, Telco, Inc. (equipment
                                                             leasing) (1993-present); President and Chief Excecutive
                                                             Officer, 1501 F.M.R., Inc. (real estate)
                                                             (1994-present); President and Chief Executive Officer,
                                                             Newport CRC, Inc. (real estate) (1996-present);
                                                             Director, Nations Bank of Palm Beach County (banking)
                                                             (1996-present); Director, Transportation Casualty
                                                             Insurance Co. (insurance) (1988-1998).

Gary R. Ellis,                       Trustee                 Senior Vice President, Chief Financial Officer and
1812 Sabal Palm Circle                                       Treasurer of Consolidated Cigar Holdings, Inc. and
Boca Raton, FL 33432                                         Consolidated Cigar Corporation (cigar manufacturing and
Age:  45                                                     marketing) (1988-present).

C. William Ferris,                   Vice President          Senior Vice President, Chief Financial Officer
700 South Federal Hwy.               and Secretary/          and Secretary/Treasurer of MIMI (1995-
Suite 300                            Treasurer               present); Senior Vice President, Finance
Boca Raton, FL  33432                                        and Administration/ Compliance Officer of
Age: 54                                                      MIMI (1989-1994); Senior Vice President,
                                                             Secretary/Treasurer and Clerk
                                                             of IMI(1994-present);
                                                             Vice President,Finance/Administration
                                                             and Compliance Officer of IMI
                                                             (1992-1994); Senior Vice President,
                                                             Secretary/Treasurer and   Director   of
                                                             IMDI (1994-present); Secretary/Treasurer
                                                             and   Director   of IMDI   (1993-1994);
                                                             President and Director   of   Ivy
                                                             Mackenzie  Services Corp. ("IMSC")
                                                             (1996-present); and Secretary/
                                                             Treasurer and Director   of  IMSC
                                                             (1993-1996).

Ted A. Parkhill,                     Vice President          Senior Vice President of IMDI (1998-present);
700 South Federal Hwy.                                       Marketing Manager of Investors Group Inc.
Suite 300                                                    (1996-1998); National Group Sales Manager of
Boca Raton, FL  33432                                        Investors Group Inc. (1994-1996); Manager,
Age: 34                                                      Advanced Sales of Investors Group Inc. (1993-1994).



* Deemed to be an "interested person" of the Trust, as defined under the 1940 Act.

         Class A shares of the Fund may be purchased without an initial sales charge or contingent deferred sales charge by officers and Trustees of the Trust (and their relatives). As of the date of this SAI, the Officers and Trustees of the Trust as a group owned no Fund shares.


 ..................

COMPENSATION TABLE


NAME/ POSITION              AGGREGATE            PENSION OR             ESTIMATED ANNUAL    TOTAL COMPENSATION FROM
                            COMPENSA-TION FROM   RETIREMENT BENEFITS    BENEFITS UPON       TRUST AND FUND COMPLEX
                            TRUST*               AC-CRUED AS A PART     RETIRE-MENT         PAID TO TRUSTEES**
                                                 OF FUND EXPENSES
Keith J. Carlson,           N/A                  N/A                    N/A                 N/A
President and Trustee
Ian Carmichael, Trustee     $5,000               N/A                    N/A                 N/A
P. Rodney Cunningham,       $5,000               N/A                    N/A                 N/A
Trustee
Gary R. Ellis, Trustee      $5,000               N/A                    N/A                 N/A
C. William Ferris/ Vice     N/A                  N/A                    N/A                 N/A
President and Secretary/
Treasurer
Ted A. Parkhill,            N/A                  N/A                    N/A                 N/A
Vice President



*        Estimated for the Fund's initial fiscal year ending December 31, 1999.

** Estimated for the Fund's initial fiscal year ending December 31, 1999. The Fund complex consists of International Solutions and Ivy Fund. During the fiscal year ending December 31, 1998, none of the listed Trustees received compensation from Ivy Fund.

         PERSONAL INVESTMENTS BY EMPLOYEES OF IMI. Employees of IMI are permitted to make personal securities transactions, subject to the requirements and restrictions set forth in IMI's Code of Ethics and Business Conduct Policy (the "Code of Ethics"). The Code of Ethics is designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Fund. Among other things, the Code of Ethics, which generally complies with standards recommended by the Investment Company Institute's Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, applies to portfolio managers, traders, research analysts and others involved in the investment advisory process, and imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and monthly reporting of securities transactions. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

                     INVESTMENT ADVISORY AND OTHER SERVICES

BUSINESS MANAGEMENT AND INVESTMENT ADVISORY SERVICES

         INVESTMENT MANAGER

         Ivy Management, Inc. ("IMI"), Via Mizner Financial Plaza, 700 South Federal Highway, Boca Raton, Florida 33432, provides investment advisory and business management services to the Fund pursuant to a Business Management and Investment Advisory Agreement (the "Advisory Agreement"). The Advisory Agreement was approved by the sole shareholder of the Fund on _________, 1999. Before that, the Advisory Agreement was approved at a meeting held on __________, 1999 by the Fund's Board of Trustees, including a majority of the Trustees who are neither "interested persons" (as defined in the 1940 Act) of the Fund nor have any direct or indirect financial interest in the operation of the Fund's distribution plan (see "Distribution Services") or in any related agreement (referred to herein as the "Independent Trustees").

         IMI is a wholly owned subsidiary of Mackenzie Investment Management Inc. ("MIMI"), Via Mizner Financial Plaza, 700 South Federal Highway, Boca Raton, Florida 33432, a Delaware corporation with approximately 10% of its outstanding common stock listed on the Toronto Stock Exchange ("TSE"). MIMI is a subsidiary of Mackenzie Financial Corporation ("MFC"), 150 Bloor Street West, Toronto, Ontario, Canada, a public corporation organized under the laws of Ontario whose shares are listed for trading on the TSE. MFC is registered in Ontario as a mutual fund dealer. IMI currently acts as manager and investment adviser to all of the underlying funds that are series of Ivy Fund.

         The Advisory Agreement obligates IMI to make investments for the accounts of the Fund in accordance with its best judgment and within the investment objectives and restrictions set forth in the Prospectus, the 1940 Act and the provisions of the Internal Revenue Code of 1986, as amended (the "Code"), relating to regulated investment companies, and subject to policy decisions adopted by the Trustees. Under the Advisory Agreement, IMI is also obligated to (1) coordinate with the Fund's Custodian and monitor the services it provides to the Fund; (2) coordinate with and monitor any other third parties furnishing services to the Fund; (3) provide the Fund with necessary office space, telephones and other communications facilities as needed; (4) provide the services of individuals competent to perform administrative and clerical functions that are not performed by employees or other agents engaged by the Fund or by IMI acting in some other capacity pursuant to a separate agreement or arrangements with the Fund; (5) maintain or supervise the maintenance by third parties of such books and records of the Fund as may be required by applicable Federal or state law; (6) authorize and permit IMI's directors, officers and employees who may be elected or appointed as trustees or officers of the Fund to serve in such capacities; and (7) take such other action with respect to the Fund, upon their approval, as may be required by applicable law, including without limitation the rules and regulations of the Securities and Exchange Commission (the "SEC") and of state securities commissions and other regulatory agencies.

         The Fund pays IMI a fee for its services under the Advisory Agreement at an annual rate of 1.00% of the Fund's average net assets. The Fund is also responsible for the following expenses: (1) the fees and expenses of the Fund's Independent Trustees; (2) the salaries and expenses of any of the Fund's officers or employees who are not affiliated with IMI; (3) interest expenses;
(4) taxes and governmental fees, including any original issue taxes or transfer taxes applicable to the sale or delivery of shares or certificates therefor; (5) brokerage commissions and other expenses incurred in acquiring or disposing of portfolio securities; (6) the expenses of registering and qualifying shares for sale with the SEC and with various state securities commissions; (7) accounting and legal costs; (8) insurance premiums; (9) fees and expenses of the Fund's Custodian and Transfer Agent and any related services; (10) expenses of obtaining quotations of portfolio securities and of pricing shares; (11)
expenses of maintaining the Fund's legal existence and of shareholders' meetings; (12) expenses of preparation and distribution to existing shareholders of periodic reports, proxy materials and prospectuses; and (13) fees and expenses of membership in industry organizations.

 ..................SUB-ADVISOR

         Peter Cundill & Associates (Bermuda) Ltd. ("Cundill") serves as sub-advisor to the Fund pursuant to a subadvisory agreement with IMI (the "Subadvisory Agreement"). The Subadvisory Agreement was approved by the sole shareholder of the Fund on __________, 1999. Before that, the Subadvisory Agreement was approved at a meeting held on ________, 1999 by the Fund's Board of Trustees, including a majority of the Independent Trustees. Cundill has contracted Cundill Investment Research Limited, located at Suite 1200, Sun Life Plaza, 1100 Melville Street, Vancouver, B.C. V6E 4A6, a wholly owned subsidiary of Cundill, to provide certain administrative and research services. For its services, Cundill receives a fee from the Advisor that is equal, on an annual basis, to 0.50% of the Fund's average net assets.

         TERM AND TERMINATION OF ADVISORY AGREEMENT AND SUBADVISORY AGREEMENT

         The initial term of the Advisory Agreement is two years from ________, 1999. The initial term of the Subadvisory Agreement is two years from _________, 1999. Each Agreement will continue in effect with respect to the Fund from year to year, or for more than the initial period, as the case may be, only so long as such continuance is specifically approved at least annually (i) by the vote of a majority of the Independent Trustees and (ii) either (a) by the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund or (b) by the vote of a majority of the entire Board. If the question of continuance of either Agreement (or adoption of any new agreement) is presented to shareholders, continuance (or adoption) shall occur only if approved by the affirmative vote of a majority of the outstanding voting securities of the Fund. (See "Capitalization and Voting Rights.")

         Each Agreement may be terminated with respect to the Fund at any time, without payment of any penalty, by the vote of a majority of the Board, or by a vote of a majority of the outstanding voting securities of the Fund, on 60 days' written notice to IMI, or by IMI on 60 days' written notice to the Trust. The Advisory Agreement shall terminate automatically in the event of its assignment.

         CUSTODIAN

         Pursuant  to a  Custodian  Agreement  with the  Trust,  Brown  Brothers
Harriman & Co. (the "Custodian"), a private bank and member of the principal securities exchanges, located at 40 Water Street, Boston, Massachusetts 02109 (the "Custodian"), maintains custody of the Fund's assets. Rules adopted under the 1940 Act permit the Trust to maintain its foreign securities and cash in the custody of certain eligible foreign banks and securities depositories. Pursuant to those rules, the Custodian has entered into subcustodial agreements for the holding of the Fund's foreign securities. With respect to the Fund, the Custodian may receive, as partial payment for its services to the Fund, a portion of the Trust's brokerage business, subject to its ability to provide best price and execution.

 ..................FUND ACCOUNTING SERVICES

         Pursuant to a Fund Accounting Services Agreement, MIMI provides certain accounting and pricing services for the Fund. As compensation for those services, the Fund pays MIMI a monthly fee plus out-of-pocket expenses as incurred. The monthly fee is based upon the net assets of the Fund at the preceding month end at the following rates: $1,250 when net assets are $10 million and under; $2,500 when net assets are over $10 million to $40 million; $5,000 when net assets are over $40 million to $75 million; and $6,500 when net assets are over $75 million. As of the date of this SAI, no payments have been made under the agreement.

 ..................TRANSFER AGENT AND DIVIDEND PAYING AGENT

         Pursuant to a Transfer Agency and Shareholder Service Agreement, Ivy Mackenzie Services Corp. ("IMSC"), a wholly owned subsidiary of MIMI, is the transfer agent for the Fund. Under the Agreement, the Fund pays a monthly fee at an annual rate of $20.00 for each open Class A, Class B, Class C, and Advisor Class account. The Fund pays $10.25 per open Class I account. In addition, the Fund pays a monthly fee at an annual rate of $4.58 per account that is closed plus certain out-of-pocket expenses. As of the date of this SAI, the Fund had made no payments for transfer agency services. Certain broker-dealers that maintain shareholder accounts with the Fund through an omnibus account provide transfer agent and other shareholder-related services that would otherwise be provided by IMSC if the individual accounts that comprise the omnibus account were opened by their beneficial owners directly. IMSC pays such broker-dealers a per account fee for each open account within the omnibus account, or a fixed rate (e.g., .10%) fee, based on the average daily net asset value of the omnibus account (or a combination thereof). As of the date of this SAI, no payments have been made with respect to the provision of these services for the Fund.

 ..................ADMINISTRATOR

         Pursuant to an Administrative Services Agreement, MIMI provides certain administrative services to the Fund. As compensation for these services, the Fund (except with respect to its Class I shares) pays MIMI a monthly fee at the annual rate of 0.10% of the Fund's average daily net assets. The Fund pays MIMI a monthly fee at the annual rate of 0.01% of its average daily net assets for Class I.

         Outside of providing administrative services to the Fund, as described above, MIMI may also act on behalf of IMDI in paying commissions to broker-dealers with respect to sales of Class B and Class C shares of the Fund. As of the date of this SAI, no payments have been made with respect to the provision of these services for the Fund.

 ..................AUDITORS

         [........  ],  independent  certified  public  accountants,  have  been selected as auditors for the Fund. The audit services performed by [ ] include audits of the annual financial statements of the Fund. Other services provided principally relate to filings with the SEC and the preparation of the Fund's tax returns.

                              BROKERAGE ALLOCATION

         Subject to the overall supervision of the President and the Board, IMI and/or Cundill places orders for the purchase and sale of the Fund's portfolio securities. All portfolio transactions are effected at the best price and execution obtainable. Purchases and sales of debt securities are usually principal transactions and therefore, brokerage commissions are usually not required to be paid by the Fund for such purchases and sales (although the price paid generally includes undisclosed compensation to the dealer). The prices paid to underwriters of newly-issued securities usually include a concession paid by the issuer to the underwriter, and purchases of after-market securities from dealers normally reflect the spread between the bid and asked prices. In connection with OTC transactions, IMI and/or Cundill attempts to deal directly with the principal market makers, except in those circumstances where IMI and/or Cundill believes that a better price and execution are available elsewhere.

         IMI and/or Cundill selects broker-dealers to execute transactions and evaluates the reasonableness of commissions on the basis of quality, quantity, and the nature of the firms' professional services. Commissions to be charged and the rendering of investment services, including statistical, research, and counseling services by brokerage firms, are factors to be considered in the placing of brokerage business. The types of research services provided by brokers may include general economic and industry data, and information on securities of specific companies. Research services furnished by brokers through whom the Trust effects securities transactions may be used by IMI and/or Cundill in servicing all of its accounts. In addition, not all of these services may be used by IMI and/or Cundill in connection with the services it provides to the Fund or the Trust. IMI and/or Cundill may consider sales of shares of other IMI or Cundill managed funds as a factor in the selection of broker-dealers and may select broker-dealers who provide it with research services. IMI and/or Cundill will not, however, execute brokerage transactions other than at the best price and execution.

         The Fund may, under some circumstances, accept securities in lieu of cash as payment for Fund shares. The Fund will accept securities only to increase its holdings in a portfolio security or to take a new portfolio position in a security that IMI and/or Cundill deems to be a desirable investment for the Fund. While no minimum has been established, it is expected that the Fund will not accept securities having an aggregate value of less than $1 million. The Trust may reject in whole or in part any or all offers to pay for the Fund shares with securities and may discontinue accepting securities as payment for the Fund shares at any time without notice. The Trust will value accepted securities in the manner and at the same time provided for valuing portfolio securities of the Fund, and the Fund shares will be sold for net asset value determined at the same time the accepted securities are valued. The Trust will only accept securities delivered in proper form and will not accept securities subject to legal restrictions on transfer. The acceptance of securities by the Trust must comply with the applicable laws of certain states.

              .................. CAPITALIZATION AND VOTING RIGHTS

         The capitalization of the Fund consists of an unlimited number of shares of beneficial interest (no par value per share). When issued, shares of each class of the Fund are fully paid, non-assessable, redeemable and fully transferable. No class of shares of the Fund has preemptive rights or subscription rights.

         Under its Declaration of Trust, the Trust may create separate series or portfolios and divide any series or portfolio into one or more classes. The Trustees have authorized six series, five of which represent investment portfolios that comprise the International Solutions asset allocation program of the Trust, and the sixth of which represents the Fund. The Trustees have further authorized the issuance of Class A, Class B, Class C, Class I and Advisor Class shares for the Fund.

         Shareholders have the right to vote for the election of Trustees of the Trust and on any and all matters on which they may be entitled to vote by law or by the provisions of the Trust's By-Laws. The Trust is not required to hold a regular annual meeting of shareholders, and it does not intend to do so. Shares of each class of the Fund entitle their holders to one vote per share (with proportionate voting for fractional shares). Shareholders of the Fund are entitled to vote alone on matters that only affect the Fund. All classes of shares of the Fund will vote together, except with respect to the distribution plan applicable to the Fund's Class A, Class B or Class C shares or when a class vote is required by the 1940 Act. On matters relating to all funds of the Trust, but affecting them differently, separate votes by the shareholders of each fund are required. Approval of an investment advisory agreement and a change in fundamental policies would be regarded as matters requiring separate voting by the shareholders of each fund of the Trust. If the Trustees of the Trust determine that a matter does not affect the interests of a particular fund, then the shareholders of that fund will not be entitled to vote on that matter. Matters that affect the Trust in general will be voted upon collectively by the shareholders of all funds of the Trust.

         As used in this SAI and the Prospectus, the phrase "majority vote of the outstanding shares" of the Fund means the vote of the lesser of: (1) 67% of the shares of the Fund (or of the Trust) present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy; or
(2) more than 50% of the outstanding shares of the Fund (or of the Trust).

         With respect to the submission to shareholder vote of a matter requiring separate voting by each fund of the Trust, the matter shall have been effectively acted upon with respect to that fund if a majority of the outstanding voting securities of the fund votes for the approval of the matter, notwithstanding that: (1) the matter has not been approved by a majority of the outstanding voting securities of any other fund of the Trust; or (2) the matter has not been approved by a majority of the outstanding voting securities of the Trust.

         The Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove a person serving as trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. Shareholders will be assisted in communicating with other shareholders in connection with the removal of a Trustee.

         The Trust's shares do not have cumulative voting rights and accordingly the holders of more than 50% of the outstanding shares could elect the entire Board, in which case the holders of the remaining shares would not be able to elect any Trustees.

         As of the date of this SAI, there were no Fund shares outstanding other than those issued to the sole shareholder.

         Under Massachusetts law, the Trust's shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims liability of the shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust, and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Trust or its Trustees. The Declaration of Trust also provides for indemnification out of Fund property for all loss and expense of any shareholder of the Fund held personally liable for the obligations of the Fund. The risk of a shareholder of the Trust incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and, thus, should be considered remote. No Fund is liable for the obligations of any other Fund.

                .................. SPECIAL RIGHTS AND PRIVILEGES

         Information as to how to purchase Fund shares is contained in the Prospectus. The Fund offers (and except as noted below) bears the cost of providing, to investors the following additional rights and privileges. The Fund reserves the right to amend or terminate any one or more of these rights and privileges. Notice of amendments to or terminations of rights and privileges will be provided to shareholders in accordance with applicable law.

         AUTOMATIC INVESTMENT METHOD

         The Automatic Investment Method, which enables a Fund shareholder to have specified amounts automatically drawn each month from his or her bank for investment in Fund shares, is available for all classes of shares except Class
I. The minimum initial and subsequent investment under this method is $50 per month (except in the case of a tax qualified retirement plan for which the minimum initial and subsequent investment is $25 per month). A shareholder may terminate the Automatic Investment Method at any time upon delivery to IMSC of telephone instructions or written notice. To use this privilege, please complete Sections 6A and 7B of the Account Application that is included with the Prospectus.

 ..................LETTER OF INTENT

         Reduced sales charges apply to initial investments in Class A shares of the Fund made pursuant to a non-binding Letter of Intent. A Letter of Intent may be submitted by an individual, his or her spouse and children under the age of 21, or a trustee or other fiduciary of a single trust estate or single fiduciary account. (See the Account Application in the Prospectus.) Any investor may submit a Letter of Intent stating that he or she will invest, over a period of 13 months, at least $50,000 in Class A shares of the Fund. A Letter of Intent may be submitted at the time of an initial purchase of Class A shares of the Fund or within 90 days of the initial purchase, in which case the Letter of Intent will be backdated. A shareholder may include, as an accumulation credit, the value (at the applicable offering price) of all Class A shares of the Fund held of record by him or her as of the date of his or her Letter of Intent. During the term of the Letter of Intent, IMSC will hold Class A shares representing 5% of the indicated amount (less any accumulation credit value) in escrow. The escrowed Class A shares will be released when the full indicated amount has been purchased. If the full indicated amount is not purchased during the term of the Letter of Intent, the investor is required to pay IMDI an amount equal to the difference between the dollar amount of sales charge that he or she has paid and that which he or she would have paid on his or her aggregate purchases if the total of such purchases had been made at a single time. Such payment will be made by an automatic liquidation of Class A shares in the escrow account. A Letter of Intent does not obligate the investor to buy (or the Trust) to sell the indicated amount of Class A shares, and the investor should read carefully all the provisions of the letter before signing.

 ..................RETIREMENT PLANS

         Shares of the Fund may be purchased in connection with several types of tax-deferred retirement plans. Initial and subsequent purchase payments in connection with tax-deferred retirement plans must be at least $25 per participant.

         The following fees will be charged to individual shareholder accounts as described in the retirement prototype plan document:

         Retirement Plan New Account Fee             no fee

         Retirement Plan Annual Maintenance Fee      $10.00 per fund account

         The following discussion describes some aspects of the tax treatment of certain tax-deferred retirement plans under current Federal income tax law. State income tax consequences may vary. An individual considering the establishment of a retirement plan should consult with an attorney and/or an accountant with respect to the terms and tax aspects of the plan.

         INDIVIDUAL RETIREMENT ACCOUNTS: Shares of the Fund may be used as a funding medium for an Individual Retirement Account ("IRA"). Eligible individuals may establish an IRA by adopting a model custodial account available from IMSC, who may impose a charge for establishing the account. Individuals should consult their tax advisers before investing IRA assets in a fund if that fund primarily distributes exempt-interest dividends.

         An individual who has not reached age 70-1/2 and who receives compensation or earned income is eligible to contribute to an IRA, whether or not he or she is an active participant in a retirement plan. An individual who receives a distribution from another IRA, a qualified retirement plan, a qualified annuity plan or a tax-sheltered annuity or custodial account ("403(b) plan") that qualifies for "rollover" treatment is also eligible to establish an IRA by rolling over the distribution either directly or within 60 days after its receipt. Tax advice should be obtained in connection with planning a rollover contribution to an IRA.

         In general, an eligible individual may contribute up to the lesser of $2,000 or 100% of his or her compensation or earned income to an IRA each year. If a husband and wife are both employed, and both are under age 70-1/2, each may set up his or her own IRA within these limits. If both earn at least $2,000 per year, the maximum potential contribution is $4,000 per year for both. For years after 1996, the result is similar even if one spouse has no earned income; if the joint earned income of the spouses is at least $4,000, a contribution of up to $2,000 may be made to each spouse's IRA. Rollover contributions are not subject to these limits.

         An individual may deduct his or her annual contributions to an IRA in computing his or her Federal income tax within the limits described above, provided he or she (and his or her spouse, if they file a joint Federal income tax return) is not an active participant in a qualified retirement plan (such as a qualified corporate, sole proprietorship, or partnership pension, profit sharing, 401(k) or stock bonus plan), qualified annuity plan, 403(b) plan, simplified employee pension, or governmental plan. If he or she (or his or her spouse) is an active participant, whether the individual's contribution to an IRA is fully deductible, partially deductible or not deductible depends on (i) adjusted gross income and (ii) whether it is the individual or the individual's spouse who is an active participant, in the case of married individuals filing jointly. Contributions may be made up to the maximum permissible amount even if they are not deductible. Rollover contributions are not includible in income for Federal income tax purposes and therefore are not deductible from it.

         Generally, earnings on an IRA are not subject to current Federal income tax until distributed. Distributions attributable to tax-deductible contributions and to IRA earnings are taxed as ordinary income. Distributions of non-deductible contributions are not subject to Federal income tax. There are special rules for determining what portion of any distribution is allocable to deductible and to non-deductible contributions. In general, distributions from an IRA to an individual before he or she reaches age 59-1/2 are subject to a nondeductible penalty tax equal to 10% of the taxable amount of the distribution. The 10% penalty tax does not apply to amounts withdrawn from an IRA after the individual reaches age 59-1/2, becomes disabled or dies, or if withdrawn in the form of substantially equal payments over the life or life expectancy of the individual and his or her designated beneficiary, if any, or rolled over into another IRA, amounts withdrawn and used to pay for deductible medical expenses, amounts withdrawn by certain unemployed individuals not in excess of amounts paid for certain health insurance premiums, amounts used to pay certain qualified higher education expenses, and amounts used within 120 days of the date the distribution is received to pay for certain first-time homebuyer expenses. Distributions must begin to be withdrawn not later than April 1 of the calendar year following the calendar year in which the individual reaches age 70-1/2. Failure to take certain minimum required distributions will result in the imposition of a 50% non-deductible penalty tax.

         ROTH IRAs: Shares of the Fund also may be used as a funding medium for a Roth Individual Retirement Account ("Roth IRA"). A Roth IRA is similar in numerous ways to the regular (traditional) IRA, described above.
Some of the primary differences are as follows.

         A single individual earning below $95,000 can contribute up to $2,000 per year to a Roth IRA. The maximum contribution amount diminishes and gradually falls to zero for single filers with adjusted gross incomes ranging from $95,000 to $110,000. Married couples earning less than $150,000 combined, and filing jointly, can contribute a full $4,000 per year ($2,000 per IRA). The maximum contribution amount for married couples filing jointly phases out from $150,000 to $160,000. An individual whose adjusted gross income exceeds the maximum phase-out amount cannot contribute to a Roth IRA.

         An eligible individual can contribute money to a traditional IRA and a Roth IRA as long as the total contribution to all IRAs does not exceed $2,000. Contributions to a Roth IRA are not deductible. Contributions to a Roth IRA may be made even after the individual for whom the account is maintained has attained age 70 1/2.

         No distributions are required to be taken prior to the death of the original account holder. If a Roth IRA has been established for a minimum of five years, distributions can be taken tax-free after reaching age 59 1/2, for a first-time home purchase ($10,000 maximum, one time use), or upon death or disability. All other distributions from a Roth IRA are taxable and subject to a 10% tax penalty unless an exception applies. Exceptions to the 10% penalty include: disability, deductible medical expenses, certain purchases of health insurance for an unemployed individual and qualified higher education expenses.

         An individual with an income of less than $100,000 (who is not married filing separately) can roll his or her existing IRA into a Roth IRA. However, the individual must pay taxes on the taxable amount in his or her traditional IRA. After 1998, all taxes on such a rollover will have to be paid in the tax year in which the rollover is made.

         QUALIFIED PLANS: For those self-employed individuals who wish to purchase shares of the Fund through a qualified retirement plan, a Custodial Agreement and a Retirement Plan are available from IMSC. The Retirement Plan may be adopted as a profit sharing plan or a money purchase pension plan. A profit sharing plan permits an annual contribution to be made in an amount determined each year by the self-employed individual within certain limits prescribed by law. A money purchase pension plan requires annual contributions at the level specified in the Custodial Agreement. There is no set-up fee for qualified plans and the annual maintenance fee is $20.00 per account.

         In general, if a self-employed individual has any common law employees, employees who have met certain minimum age and service requirements must be covered by the Retirement Plan. A self-employed individual generally must contribute the same percentage of income for common law employees as for himself or herself.

         A self-employed individual may contribute up to the lesser of $30,000 or 25% of compensation or earned income to a money purchase pension plan or to a combination profit sharing and money purchase pension plan arrangement each year on behalf of each participant. To be deductible, total contributions to a profit sharing plan generally may not exceed 15% of the total compensation or earned income of all participants in the plan, and total contributions to a combination money purchase-profit sharing arrangement generally may not exceed 25% of the total compensation or earned income of all participants. The amount of compensation or earned income of any one participant that may be included in computing the deduction is limited (generally to $150,000 for benefits accruing in plan years beginning after 1993, with annual inflation adjustments). A self-employed individual's contributions to a retirement plan on his or her own behalf must be deducted in computing his or her earned income.

         Corporate   employers  may  also  adopt  the  Custodial  Agreement  and
Retirement   Plan  for  the  benefit  of  their  eligible   employees.   Similar
contribution and deduction rules apply to corporate employers.

         Distributions from the Retirement Plan generally are made after a participant's separation from service. A 10% penalty tax generally applies to distributions to an individual before he or she reaches age 59-1/2, unless the individual (1) has reached age 55 and separated from service; (2) dies; (3) becomes disabled; (4) uses the withdrawal to pay tax-deductible medical expenses; (5) takes the withdrawal as part of a series of substantially equal payments over his or her life expectancy or the joint life expectancy of himself or herself and a designated beneficiary; or (6) rolls over the distribution.

         IMSC will arrange for Investors Bank & Trust to furnish custodial services to the employer and any participating employees.

         DEFERRED COMPENSATION FOR PUBLIC SCHOOLS AND CHARITABLE ORGANIZATIONS ("403(B)(7) ACCOUNT"): Section 403(b)(7) of the Code permits public school systems and certain charitable organizations to use mutual fund shares held in a custodial account to fund deferred compensation arrangements with their employees. A custodial account agreement is available for those employers whose employees wish to purchase shares of the Fund in conjunction with such an arrangement. The special application for a 403(b)(7) Account is available from IMSC.

         Distributions from the 403(b)(7) Account may be made only following death, disability, separation from service, attainment of age 59-1/2, or incurring a financial hardship. A 10% penalty tax generally applies to distributions to an individual before he or she reaches age 59-1/2, unless the individual (1) has reached age 55 and separated from service; (2) dies or becomes disabled; (3) uses the withdrawal to pay tax-deductible medical expenses; (4) takes the withdrawal as part of a series of substantially equal payments over his or her life expectancy or the joint life expectancy of himself or herself and a designated beneficiary; or (5) rolls over the distribution. There is no set-up fee for 403(b)(7) Accounts and the annual maintenance fee is $20.00 per account.

         SIMPLIFIED EMPLOYEE PENSION ("SEP") IRAs: An employer may deduct contributions to a SEP up to the lesser of $30,000 or 15% of compensation. SEP accounts generally are subject to all rules applicable to IRA accounts, except the deduction limits, and are subject to certain employee participation requirements. No new salary reduction SEPs ("SARSEPs") may be established after 1996, but existing SARSEPs may continue to be maintained, and non-salary reduction SEPs may continue to be established as well as maintained after 1996.

         SIMPLE PLANS: An employer may establish a SIMPLE IRA or a SIMPLE 401(k) for years after 1996. An employee can make pre-tax salary reduction contributions to a SIMPLE Plan, up to $6,000 a year (as indexed). Subject to certain limits, the employer will either match a portion of employee contributions, or will make a contribution equal to 2% of each employee's compensation without regard to the amount the employee contributes. An employer cannot maintain a SIMPLE Plan for its employees if any contributions or benefits are credited to those employees under any other qualified retirement plan maintained by the employer.

                  REINVESTMENT PRIVILEGE

         Shareholders who have redeemed Class A shares of the Fund may reinvest all or a part of the proceeds of the redemption back into Class A shares of the Fund at net asset value (without a sales charge) within 60 days from the date of redemption. This privilege may be exercised only once. The reinvestment will be made at the net asset value next determined after receipt by IMSC of the reinvestment order accompanied by the funds to be reinvested. No compensation will be paid to any sales personnel or dealer in connection with the transaction.

               Any redemption is a taxable event. A loss realized on a redemption generally may be disallowed for tax purposes if the reinvestment privilege is exercised within 30 days after the redemption. In certain circumstances, shareholders will be ineligible to take sales charges into account in computing taxable gain or loss on a redemption if the reinvestment privilege is exercised. See "Taxation."


                  REDUCED SALES CHARGES AND RIGHTS OF ACCUMULATION

         A scale of reduced sales charges applies to any investment of $50,000 or more in Class A shares of the Fund. See "Initial Sales Charge Alternative -- Class A Shares" in the Prospectus. The reduced sales charge is applicable to investments made at one time by an individual, his or her spouse and children under the age of 21, or a trustee or other fiduciary of a single trust estate or single fiduciary account (including a pension, profit sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the
Code).

         "Rights of Accumulation" are also applicable to current purchases of the Fund by any of the persons enumerated above where the aggregate quantity of Class A shares of the Fund and of any other investment company distributed by IMDI previously purchased or acquired and currently owned, determined at the higher of current offering price or amount invested, plus the Class A shares being purchased, amounts to at least $50,000.

         At the time an investment takes place, IMSC must be notified by the investor or his or her dealer that the investment qualifies for the reduced sales charge on the basis of previous investments. The reduced sales charge is subject to confirmation of the investor's holdings through a check of the particular Fund's records.

                  SYSTEMATIC WITHDRAWAL PLAN

         A shareholder (other than a Class I shareholder) may establish a Systematic Withdrawal Plan (a "Withdrawal Plan") by telephone instructions or by delivery to IMSC of a written election to have his or her shares withdrawn periodically. The minimum distribution amount is $50 ($250 for Advisor Class accounts), accompanied by a surrender to IMSC of all share certificates then outstanding in such shareholder's name, properly endorsed by the shareholder. To be eligible to elect a Withdrawal Plan, a shareholder must have at least $5,000 in his or her account ($10,000 for Advisor Class accounts). A Withdrawal Plan may not be established if the investor is currently participating in the Automatic Investment Method. A Withdrawal Plan may involve the depletion of a shareholder's principal, depending on the amount withdrawn.

         A redemption under a Withdrawal Plan is a taxable event. Shareholders contemplating participating in a Withdrawal Plan should consult their tax advisers.

         Additional investments made by investors participating in a Withdrawal Plan must equal at least $1,000 each ($250 for Advisor Class accounts) while the Withdrawal Plan is in effect. Making additional purchases while a Withdrawal Plan is in effect may be disadvantageous to the investor because of applicable initial sales charges or CDSCs.

         An investor may terminate his or her participation in the Withdrawal Plan at any time by delivering written notice to IMSC. If all shares held by the investor are liquidated at any time, participation in the Withdrawal Plan will terminate automatically. The Fund or IMSC may terminate the Withdrawal Plan option at any time after reasonable notice to shareholders.

                  GROUP SYSTEMATIC INVESTMENT PROGRAM

         Shares of the Fund may be purchased in connection with investment programs established by employee or other groups using systematic payroll deductions or other systematic payment arrangements. The Fund does not itself organize, offer or administer any such programs. However, it may, depending upon the size of the program, waive the minimum initial and additional investment requirements for purchases by individuals in conjunction with programs organized and offered by others. Unless shares of the Fund are purchased in conjunction with IRAs (see "How to Buy Shares" in the Prospectus), such group systematic investment programs are not entitled to special tax benefits under the Code. The Fund reserves the right to refuse purchases at any time or suspend the offering of shares in connection with group systematic investment programs, and to restrict the offering of shareholder privileges, such as check writing, simplified redemptions and other optional privileges, to shareholders using group systematic investment programs.

         With respect to each shareholder account established on or after September 15, 1972 under a group systematic investment program, the Fund and IMI each currently charge a maintenance fee of $3.00 (or portion thereof) for each twelve-month period (or portion thereof) that the account is maintained. The Fund may collect such fee (and any fees due to IMI) through a deduction from distributions to the shareholders involved or by causing on the date the fee is assessed a redemption in each such shareholder account sufficient to pay such fee. The Fund reserves the right to change these fees from time to time without advance notice.

         Class A shares of the Fund are made available to Merrill Lynch Daily K Plan (the "Plan") participants at NAV without an initial sales charge if:

(i) the Plan is recordkept on a daily valuation basis by Merrill Lynch and, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets invested in broker/dealer funds not advised or managed by Merrill Lynch Asset Management, L.P. ("MLAM") that are made available pursuant to a Service Agreement between Merrill Lynch and the fund's principal underwriter or distributor and in funds advised or managed by MLAM (collectively, the "Applicable Investments");

(ii) the Plan is recordkept on a daily valuation basis by an independent recordkeeper whose services are provided through a contract or alliance arrangement with Merrill Lynch, and on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets, excluding money market funds, invested in Applicable Investments; or

(iii) the Plan has 500 or more eligible employees, as determined by Merrill Lynch plan conversion manager, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement.

         Alternatively, Class B shares of the Fund are made available to Plan participants at NAV without a CDSC if the Plan conforms with the requirements for eligibility set forth in (i) through (iii) above but either does not meet the $3 million asset threshold or does not have 500 or more eligible employees.

         Plans recordkept on a daily basis by Merrill Lynch or an independent recordkeeper under a contract with Merrill Lynch that are currently investing in Class B shares of the Fund convert to Class A shares once the Plan has reached $5 million invested in Applicable Investments, or 10 years after the date of the initial purchase by a participant under the Plan--the Plan will receive a Plan level share conversion.

                  REDEMPTIONS

         Shares of the Fund are redeemed at their net asset value next determined after a proper redemption request has been received by IMSC, less any applicable CDSC. Unless a shareholder requests that the proceeds of any redemption be wired to his or her bank account, payment for shares tendered for redemption is made by check within seven days after tender in proper form, except that the Fund reserves the right to suspend the right of redemption or to postpone the date of payment upon redemption beyond seven days (i) for any period during which the Exchange is closed (other than customary weekend and holiday closings) or during which trading on the Exchange is restricted, (ii) for any period during which an emergency exists as determined by the SEC as a result of which disposal of securities owned by the Fund is not reasonably practicable or it is not reasonably practicable for the Fund to fairly determine the value of its net assets, or (iii) for such other periods as the SEC may by order permit for the protection of shareholders of the Fund.

         The Trust may redeem those accounts of shareholders who have maintained an investment, including sales charges paid, of less than $1,000 in the Fund ($10,000 for Advisor Class accounts) for a period of more than 12 months. All accounts below that minimum will be redeemed simultaneously when MIMI deems it advisable. The $1,000 balance ($10,000 for Advisor Class accounts) will be determined by actual dollar amounts invested by the shareholder, unaffected by market fluctuations. The Trust will notify any such shareholder by certified mail of its intention to redeem such account, and the shareholder shall have 60 days from the date of such letter to invest such additional sums as shall raise the value of such account above that minimum. Should the shareholder fail to forward such sum within 60 days of the date of the Trust's letter of notification, the Trust will redeem the shares held in such account and transmit the redemption in value thereof to the shareholder. However, those shareholders who are investing pursuant to the Automatic Investment Method will not be redeemed automatically unless they have ceased making payments pursuant to the plan for a period of at least six consecutive months, and these shareholders will be given six-months' notice by the Trust before such redemption. Shareholders in a qualified retirement, pension or profit sharing plan who wish to avoid tax consequences must "rollover" any sum so redeemed into another qualified plan within 60 days. The Trustees of the Trust may change the minimum account size.

         If a shareholder has given authorization for telephonic redemption privilege, shares can be redeemed and proceeds sent by Federal wire to a single previously designated bank account. The Fund may delay for up to seven days delivery of the proceeds of a wire redemption request of $250,000 or more if considered appropriate under then-current market conditions. The Trust reserves the right to change this minimum or to terminate the telephonic redemption privilege without prior notice. The Trust cannot be responsible for the efficiency of the Federal wire system of the shareholder's dealer of record or bank. The shareholder is responsible for any charges by the shareholder's bank.

         The Fund employs reasonable procedures that require personal identification prior to acting on redemption or exchange instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such instructions, the Fund may be liable for any losses due to unauthorized or fraudulent telephone instructions.

                  CONVERSION OF CLASS B SHARES

         As described in the Prospectus, Class B shares of the Fund will automatically convert to Class A shares of the Fund, based on the relative net asset values per share of the two classes, no later than the month following the eighth anniversary of the initial issuance of such Class B shares of the Fund occurs. For the purpose of calculating the holding period required for conversion of Class B shares, the date of initial issuance shall mean: (1) the date on which such Class B shares were issued, or (2) for Class B shares obtained through an exchange, or a series of exchanges, (subject to the exchange privileges for Class B shares) the date on which the original Class B shares were issued. For purposes of conversion of Class B shares, Class B shares purchased through the reinvestment of dividends and capital gain distributions paid in respect of Class B shares will be held in a separate sub-account. Each time any Class B shares in the shareholder's regular account (other than those shares in the sub-account) convert to Class A shares, a pro rata portion of the Class B shares in the sub-account will also convert to Class A shares. The portion will be determined by the ratio that the shareholder's Class B shares converting to Class A shares bears to the shareholder's total Class B shares not acquired through the reinvestment of dividends and capital gain distributions.

                                 NET ASSET VALUE

         The net asset value per share of the Fund is computed by dividing the value of the Fund's aggregate net assets (i.e., its total assets less its liabilities) by the number of the Fund's shares outstanding. The Fund's liabilities, if not identifiable as belonging to a particular class of the Fund, are allocated among the Fund's several classes based on their relative net asset size. Liabilities attributable to a particular class are charged to that class directly. The total liabilities for a class are then deducted from the class's proportionate interest in the Fund's assets, and the resulting amount is divided by the number of shares of the class outstanding to produce its net asset value per share.

         A security listed or traded on a recognized stock exchange or The Nasdaq Stock Market, Inc. ("Nasdaq") is valued at the security's last sale price on the exchange on which the security is principally traded. If no sale is reported at that time, the average between the last bid and asked price (the "Calculated Mean") is used. Unless otherwise noted herein, the value of a foreign security is determined in its national currency as of the normal close of trading on the foreign exchange on which it is traded or as of the close of regular trading on the Exchange, if that is earlier, and that value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined. All other securities for which OTC market quotations are readily available are valued at the Calculated Mean.

         A debt security normally is valued on the basis of quotes obtained from at least two dealers (or one dealer who has made a market in the security) or pricing services that take into account appropriate valuation factors. Interest is accrued daily. Money market instruments are valued at amortized cost, which the Board believes approximates market value.

         An exchange-traded option is valued at the last sale price on the exchange on which it is principally traded, if available, and otherwise is valued at the last sale price on the other exchange(s). If there were no sales on any exchange, the option shall be valued at the Calculated Mean, if possible, and otherwise at the last offering price, in the case of a written option, and the last bid price, in the case of a purchased option. An OTC option is valued at the last offering price, in the case of a written option, and the last bid price, in the case of a purchased option. Exchange listed and widely-traded OTC futures (and options thereon) are valued at the most recent settlement price.

         Securities and other assets for which market prices are not readily available are priced at their "fair value" as determined by IMI in accordance with procedures approved by the Board. Trading in securities on many foreign securities exchanges is normally completed before the close of regular trading on the Exchange. Trading on foreign exchanges may not take place on all days on which there is regular trading on the Exchange, or may take place on days on which there is no regular trading on the Exchange (e.g., any of the national business holidays identified below). If events materially affecting the value of a Fund's portfolio securities occur between the time when a foreign exchange closes and the time when that Fund's net asset value is calculated (see following paragraph), such securities may be valued at fair value as determined by IMI and approved by the Board.

         The Fund's portfolio is valued (and net asset value per share is determined) as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., eastern time) on each day the Exchange is open for trading. The Exchange and the Trust's offices are expected to be closed, and net asset value will not be calculated, on the following national business holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. On those days when either or both of the Fund's Custodian or the Exchange close early as a result of a partial holiday or otherwise, the Fund reserves the right to advance the time on that day by which purchase and redemption requests must be received. Any short-term securities with a remaining maturity of sixty days or less are valued by the amortized cost method.

         The number of shares you receive when you place a purchase order, and the payment you receive after submitting a redemption request, is based on each Fund's net asset value next determined after your instructions are received in proper form by IMSC or by your registered securities dealer. Each purchase and redemption order is subject to any applicable sales charge. Since each Fund invests in securities that are listed on foreign exchanges that may trade on weekends or other days when the Funds do not price their shares, each Fund's net asset value may change on days when shareholders will not be able to purchase or redeem that Fund's shares. The sale of each Fund's shares will be suspended during any period when the determination of its net asset value is suspended pursuant to rules or orders of the SEC and may be suspended by the Board whenever in its judgment it is in a Fund's best interest to do so.

                                    TAXATION

         The following is a general discussion of certain tax rules thought to be applicable with respect to the Fund. It is merely a summary and is not an exhaustive discussion of all possible situations or of all potentially applicable taxes. Accordingly, shareholders and prospective shareholders should consult a competent tax adviser about the tax consequences to them of investing in the Fund.

                  TAXATION OF THE FUND AND ITS SHAREHOLDERS

         The Fund intends to be taxed as a regulated investment company under Subchapter M of the Code. Accordingly, the Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund's assets is represented by cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies).

         As a regulated investment company, the Fund generally will not be subject to U.S. Federal income tax on its income and gains that it distributes to shareholders, if at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and the excess of any short-term capital gains over long-term capital losses) for the taxable year is distributed. The Fund intends to distribute all such income.

         Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, the Fund must distribute during each calendar year, (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, the Fund intends to make distributions in accordance with the calendar year distribution requirements. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December of the year with a record date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year the distributions are declared, rather than the calendar year in which the distributions are received.

OPTIONS, FUTURES AND FOREIGN CURRENCY FORWARD CONTRACTS

         The taxation of equity options and OTC options on debt securities is governed by Code section 1234. Pursuant to Code section 1234, the premium received by the Fund for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If the Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by the Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by the Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

         Some of the options, futures and foreign currency forward contracts in which the Fund may invest may be "section 1256 contracts." Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses; however, as described below, foreign currency gains or losses arising from certain section 1256 contracts are ordinary in character. Also, section 1256 contracts held by the Fund at the end of each taxable year (and on certain other dates prescribed in the Code) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized.

         The transactions in options, futures and forward contracts undertaken by the Fund may result in "straddles" for Federal income tax purposes. The straddle rules may affect the character of gains or losses realized by the Fund. In addition, losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to the Fund are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to shareholders.

         The Fund may make one or more of the elections available under the Code which are applicable to straddles. If the Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

         Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

         Notwithstanding any of the foregoing, the Fund may recognize gain (but not loss) from a constructive sale of certain "appreciated financial positions" if the Fund enters into a short sale, offsetting notional principal contract, futures or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment are interests (including options, futures and forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. Constructive sale treatment of appreciated financial positions does not apply to certain transactions closed in the 90-day period ending with the 30th day after the close of the Fund's taxable year, if certain conditions are met.

CURRENCY FLUCTUATIONS -- "SECTION 988" GAINS OR LOSSES
         Gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues receivables or liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of some investments, including debt securities denominated in a foreign currency and certain options, futures and forward contracts, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains or losses, increase or decrease the amount of the Fund's investment company taxable income available to be distributed to its shareholders as ordinary income.

INVESTMENT IN PASSIVE FOREIGN INVESTMENT COMPANIES

         The Fund may invest in shares of foreign corporations which may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. If the Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares. The Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

         The Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. The Fund may elect to mark to market its PFIC shares, resulting in the shares being treated as sold at fair market value on the last business day of each taxable year. Any resulting gain would be reported as ordinary income; any resulting loss and any loss from an actual disposition of the shares would be reported as ordinary loss to the extent of any net gains reported in prior years. Under another election that currently is available in some circumstances, the Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC in a given year.

DEBT SECURITIES ACQUIRED AT A DISCOUNT

         Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount ("OID") is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures.

         Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund in the secondary market may be treated as having market discount. Generally, gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the "accrued market discount" on such debt security. In addition, the deduction of any interest expenses attributable to debt securities having market discount may be deferred. Market discount generally accrues in equal daily installments. Each Fund may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

         Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by the Fund may be treated as having acquisition discount, or OID in the case of certain types of debt securities. Generally, the Fund will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

         The Fund generally will be required to distribute dividends to shareholders representing discount on debt securities that is currently includable in income, even though cash representing such income may not have been received by the Fund. Cash to pay such dividends may be obtained from sales proceeds of securities held by each Fund.

                  DISTRIBUTIONS

         Distributions of investment company taxable income are taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares. Dividends paid by the Fund to a corporate shareholder, to the extent such dividends are attributable to dividends received from U.S. corporations by an underlying fund, may qualify for the dividends received deduction. However, the revised alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, designated by the Fund as capital gain dividends, are taxable to shareholders as long-term capital gains whether paid in cash or in shares, and regardless of how long the shareholder has held the Fund's shares; such distributions are not eligible for the dividends received deduction. Shareholders receiving distributions in the form of newly issued shares will have a cost basis in each share received equal to the net asset value of a share of the Fund on the distribution date. A distribution of an amount in excess of the Fund's current and accumulated earnings and profits will be treated by a shareholder as a return of capital, which is applied against and reduces the shareholder's basis in his or her shares. To the extent that the amount of any such distribution exceeds the shareholder's basis in his or her shares, the excess will be treated by the shareholder as gain from a sale or exchange of the shares. Shareholders will be notified annually as to the U.S. Federal tax status of distributions and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received.

         If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by the Fund, such distribution generally will be taxable even though it represents a return of invested capital. Shareholders should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at this time may reflect the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a distribution that generally will be taxable to them.

                  DISPOSITION OF SHARES

         Upon a redemption, sale or exchange of his or her shares, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and, if so, will be long-term or short-term, depending upon the shareholder's holding period for the shares. Any loss realized on a redemption sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the sale of Fund shares held by the shareholder for six months or less will be treated for tax purposes as a long-term capital loss to the extent of any distributions of capital gain dividends received or treated as having been received by the shareholder with respect to such shares.

         In some cases, shareholders will not be permitted to take all or portion of their sales loads into account for purposes of determining the amount of gain or loss realized on the disposition of their shares. This prohibition generally applies where (1) the shareholder incurs a sales load in acquiring the shares of the Fund, (2) the shares are disposed of before the 91st day after the date on which they were acquired, and (3) the shareholder subsequently acquires shares in the Fund or another regulated investment company and the otherwise applicable sales charge is reduced under a "reinvestment right" received upon the initial purchase of Fund shares. The term "reinvestment right" means any right to acquire shares of one or more regulated investment companies without the payment of a sales load or with the payment of a reduced sales charge. Sales charges affected by this rule are treated as if they were incurred with respect to the shares acquired under the reinvestment right. This provision may be applied to successive acquisitions of fund shares.

FOREIGN WITHHOLDING TAXES

         Income received by the Fund from sources within a foreign country may be subject to withholding and other taxes imposed by that country.

         If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible and may elect to "pass-through" to its shareholders the amount of foreign income and similar taxes paid by the Fund. Pursuant to this election, a shareholder will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of the foreign income and similar taxes paid by the Fund, and will be entitled either to deduct his or her pro rata share of foreign income and similar taxes in computing his or her taxable income or to use it as a foreign tax credit against his or her U.S. Federal income taxes, subject to limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Foreign taxes generally may not be deducted by a shareholder that is an individual in computing the alternative minimum tax. Each shareholder will be notified within 60 days after the close of the Fund's taxable year whether the foreign taxes paid by that Fund will "pass-through" for that year and, if so, such notification will designate (1) the shareholder's portion of the foreign taxes paid to each such country and (2) the portion of the dividend which represents income derived from sources within each such country.

         Generally, except in the case of certain electing individual taxpayers who have limited creditable foreign taxes and no foreign source income other than passive investment-type income, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if a Fund makes the election described in the preceding paragraph, the source of the Fund's income flows through to its shareholders. With respect to the Fund, gains from the sale of securities generally will be treated as derived from U.S. sources and section 988 gains will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, including foreign source passive income received from the Fund. In addition, the foreign tax credit may offset only 90% of the revised alternative minimum tax imposed on corporations and individuals. Furthermore, the foreign tax credit is eliminated with respect to foreign taxes withheld on dividends if the dividend-paying shares or the shares of the Fund are held by the Fund or the shareholder, as the case may be, for less than 16 days (46 days in the case of preferred shares) during the 30-day period (90-day period for preferred shares) beginning 15 days (45 days for preferred shares) before the shares become ex-dividend. In addition, if the Fund fails to satisfy these holding period requirements, it cannot elect to pass through to shareholders the ability to claim a deduction for related foreign taxes.

         The foregoing is only a general description of the foreign tax credit under current law. Because application of the credit depends on the particular circumstances of each shareholder, shareholders are advised to consult their own tax advisers.

                  BACKUP WITHHOLDING

         The Fund will be required to report to the Internal Revenue Service ("IRS") all taxable distributions as well as gross proceeds from the redemption of the Fund's shares, except in the case of certain exempt shareholders. All such distributions and proceeds will be subject to withholding of Federal income tax at a rate of 31% ("backup withholding") in the case of non-exempt shareholders if (1) the shareholder fails to furnish the Fund with and to certify the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. If the withholding provisions are applicable, any such distributions or proceeds, whether reinvested in additional shares or taken in cash, will be reduced by the amounts required to be withheld.

         Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. This discussion does not purport to deal with all of the tax consequences applicable to the Fund or shareholders. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

                              DISTRIBUTION SERVICES

         Ivy Mackenzie Distributors, Inc. ("IMDI"), a wholly owned subsidiary of MIMI, serves as the exclusive distributor of the Fund's shares pursuant to a Distribution Agreement with the Fund dated ________, 1999 (the "Distribution Agreement"). The Board approved the Distribution Agreement on __________, 1999. IMDI distributes shares of the Fund through broker-dealers who are members of the National Association of Securities Dealers, Inc. and who have executed dealer agreements with IMDI. IMDI distributes shares of the Fund continuously, but reserves the right to suspend or discontinue distribution on that basis. IMDI is not obligated to sell any specific amount of Fund shares.

         The Fund has authorized IMDI to accept purchase and redemption orders on its behalf. IMDI is also authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized intermediary or, if applicable, an intermediary's authorized designee, accepts the order. Client orders will be priced at the Fund's Net Asset Value next computed after an authorized intermediary or the intermediary's authorized designee accepts them.

         Pursuant to the Distribution Agreement, IMDI is entitled to deduct a commission on all Class A Fund shares sold equal to the difference, if any, between the public offering price, as set forth in the Fund's then-current prospectus, and the net asset value on which such price is based. Out of that commission, IMDI may reallow to dealers such concession as IMDI may determine from time to time. In addition, IMDI is entitled to deduct a CDSC on the redemption of Class A shares sold without an initial sales charge and Class B and Class C shares, in accordance with, and in the manner set forth in, the Prospectus.

         Under the Distribution Agreement, the Fund bears, among other expenses, the expenses of registering and qualifying its shares for sale under federal and state securities laws and preparing and distributing to existing shareholders periodic reports, proxy materials and prospectuses.

         As of the date of this SAI, IMDI had not received any payments under the Distribution Agreement with respect to the Fund.

         The Distribution Agreement will continue in effect for the Fund for successive one-year periods, provided that such continuance is specifically approved at least annually by the vote of a majority of the Independent Trustees, cast in person at a meeting called for that purpose and by the vote of either a majority of the entire Board or a majority of the outstanding voting securities of the Fund. The Distribution Agreement may be terminated with respect to the Fund at any time, without payment of any penalty, by IMDI on 60 days' written notice to the Fund or by the Fund by vote of either a majority of the outstanding voting securities of the Fund or a majority of the Independent Trustees on 60 days' written notice to IMDI. The Distribution Agreement shall terminate automatically in the event of its assignment.

         RULE 18F-3 PLAN. On February 23, 1995, the SEC adopted Rule 18f-3 under the 1940 Act, which permits a registered open-end investment company to issue multiple classes of shares in accordance with a written plan approved by the investment company's board of directors and filed with the SEC. At a meeting held on _________, 1999, the Trustees adopted a Rule 18f-3 plan on behalf of the Fund. The key features of the Rule 18f-3 plan are as follows: (i) shares of each class of the Fund represent an equal pro rata interest in the Fund and generally have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications, terms and conditions, except that each class bears certain class-specific expenses and has separate voting rights on certain matters that relate solely to that class or in which the interests of shareholders of one class differ from the interests of shareholders of another class and (ii) the Fund's Class B shares will convert automatically into Class A shares of the Fund after a period of eight years, based on the relative net asset value of such shares at the time of conversion.

         RULE 12B-1 DISTRIBUTION PLANS. The Trust has adopted on behalf of the Fund, in accordance with Rule 12b-1 under the 1940 Act, separate Rule 12b-1 distribution plans pertaining to the Fund's Class A, Class B and Class C shares (each, a "Plan"). In adopting each Plan, a majority of the Independent Trustees have concluded in accordance with the requirements of Rule 12b-1 that there is a reasonable likelihood that each Plan will benefit the Fund and its shareholders. The Trustees of the Trust believe that the Plans should result in greater sales and/or fewer redemptions of the Fund's shares, although it is impossible to know for certain the level of sales and redemptions of the Fund's shares in the absence of a Plan or under an alternative distribution arrangement.

         Under each Plan, the Fund pays to IMDI a service fee, accrued daily and paid monthly, at the annual rate of up to 0.25% of the average daily net assets attributable to its Class A, Class B or Class C shares, respectively. The services for which service fees may be paid include, among other things, advising clients or customers regarding the purchase, sale or retention of Fund shares, answering routine inquiries concerning the Fund and assisting shareholders in changing options or enrolling in specific plans. Pursuant to each Plan, service fee payments made out of or charged against the assets attributable to the Fund's Class A, Class B or Class C shares must be in reimbursement for services rendered for or on behalf of the affected class. The expenses not reimbursed in any one month may be reimbursed in a subsequent month. The Class A Plan does not provide for the payment of interest or carrying charges as distribution expenses.
         Under the Fund's Class B and Class C Plans, the Fund also pays IMDI a distribution fee, accrued daily and paid monthly, at the annual rate of 0.75% of the average daily net assets attributable to its Class B or Class C shares. IMDI may reallow to dealers all or a portion of the service and distribution fees as IMDI may determine from time to time. The distribution fees compensate IMDI for expenses incurred in connection with activities primarily intended to result in the sale of the Fund's Class B or Class C shares, including the printing of prospectuses and reports for persons other than existing shareholders and the preparation, printing and distribution of sales literature and advertising materials. Pursuant to the Class B and Class C Plan, IMDI may include interest, carrying or other finance charges in its calculation of distribution expenses, if not prohibited from doing so pursuant to an order of or a regulation adopted by the SEC.

         Among other things, each Plan provides that (1) IMDI will submit to the Board at least quarterly, and the Trustees will review, written reports regarding all amounts expended under the Plan and the purposes for which such expenditures were made; (2) each Plan will continue in effect only so long as such continuance is approved at least annually, and any material amendment thereto is approved, by the votes of a majority of the Board, including the Independent Trustees, cast in person at a meeting called for that purpose; (3) payments by the Fund under each Plan shall not be materially increased without the affirmative vote of the holders of a majority of the outstanding shares of the relevant class; and (4) while each Plan is in effect, the selection and nomination of Trustees who are not "interested persons" (as defined in the 1940
Act) of the Fund shall be committed to the discretion of Trust who are not "interested persons" of the Fund.

         IMDI may make payments for distribution assistance and for administrative and accounting services from resources that may include the management fees paid by the Fund. IMDI also may make payments (such as the service fee payments described above) to unaffiliated broker-dealers for services rendered in the distribution of the Fund's shares. To qualify for such payments, shares may be subject to a minimum holding period. However, no such payments will be made to any dealer or broker if at the end of each year the amount of shares held does not exceed a minimum amount. The minimum holding period and minimum level of holdings will be determined from time to time by IMDI.

         A report of the amount expended pursuant to each Plan, and the purposes for which such expenditures were incurred, must be made to the Board for its review at least quarterly. As of the date of this SAI, no payments had been made under the Plans with respect to the Fund.

         Each Plan may be amended at any time with respect to the class of shares of the Fund to which the Plan relates by vote of the Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for the purpose of considering such amendment. Each Plan may be terminated at any time with respect to the class of shares of the Fund to which the Plan relates, without payment of any penalty, by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding voting securities of that class.

         If the Distribution Agreement or any Plan is terminated (or not renewed) with respect to the Fund (or class of shares thereof), each may continue in effect with respect to any other Class of shares as to which they have not been terminated (or have been renewed).

                             PERFORMANCE INFORMATION

         Performance information for the classes of shares of the Fund may be compared, in reports and promotional literature, to: (i) the S&P 500 Index, the Dow Jones Industrial Average ("DJIA"), or other unmanaged indices so that investors may compare the Fund's results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of mutual funds tracked by Lipper Analytical Services, a widely used independent research firm that ranks mutual funds by overall performance, investment objectives and assets, or tracked by other services, companies, publications or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Fund. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions or administrative and management costs and expenses. Performance rankings are based on historical information and are not intended to indicate future performance.

         AVERAGE ANNUAL TOTAL RETURN. Quotations of standardized average annual total return ("Standardized Return") for a specific class of shares of the Fund will be expressed in terms of the average annual compounded rate of return that would cause a hypothetical investment in that class of the Fund made on the first day of a designated period to equal the ending redeemable value ("ERV") of such hypothetical investment on the last day of the designated period, according to the following formula:

         P(1 + T){superscript n} = ERV

  Where:     P      =       a hypothetical initial payment of $1,000 to
                            purchase shares of a specific class

             T      =       the average annual total return of shares of that
                            class

             n      =       the number of years

             ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period.

         For purposes of the above computation for the Fund, it is assumed that all dividends and capital gains distributions made by the Fund are reinvested at net asset value in additional shares of the same class during the designated period. In calculating the ending redeemable value for Class A shares and assuming complete redemption at the end of the applicable period, the maximum 5.75% sales charge is deducted from the initial $1,000 payment and, for Class B and Class C shares, the applicable CDSC imposed upon redemption of Class B or Class C shares held for the period is deducted. Standardized Return quotations for the Fund do not take into account any required payments for federal or state income taxes. Standardized Return quotations for Class B shares for periods of over eight years will reflect conversion of the Class B shares to Class A shares at the end of the eighth year. Standardized Return quotations are determined to the nearest 1/100 of 1%.

         The Fund may, from time to time, include in advertisements, promotional literature or reports to shareholders or prospective investors total return data that are not calculated according to the formula set forth above ("Non-Standardized Return"). Neither initial nor CDSCs are taken into account in calculating Non-Standardized Return; a sales charge, if deducted, would reduce the return.

         CUMULATIVE TOTAL RETURN. Cumulative total return is the cumulative rate of return on a hypothetical initial investment of $1,000 in a specific class of shares of the Fund for a specified period. Cumulative total return quotations reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in the Fund's shares. Cumulative total return is calculated by computing the cumulative rates of return of a hypothetical investment in a specific class of shares of the Fund over such periods, according to the following formula (cumulative total return is then expressed as a percentage):

         C = (ERV/P) - 1

here:      C     =   cumulative total return

           P     =   a hypothetical initial investment of $1,000 to purchase
                     shares of a specific class

           ERV       = ending  redeemable  value:  ERV is
                     the   value,   at  the  end  of  the
                     applicable period, of a hypothetical
                     $1,000   investment   made   at  the
                     beginning of the applicable period.

         OTHER QUOTATIONS, COMPARISONS AND GENERAL INFORMATION. The foregoing computation methods are prescribed for advertising and other communications subject to SEC Rule 482. Communications not subject to this rule may contain a number of different measures of performance, computation methods and assumptions, including but not limited to: historical total returns; results of actual or hypothetical investments; changes in dividends, distributions or share values; or any graphic illustration of such data. These data may cover any period of the Fund's existence and may or may not include the impact of sales charges, taxes or other factors.

         Performance  quotations  for  the  Fund  will  vary  from  time to time depending on market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods used in calculating performance quotations should be considered when comparing performance information regarding the Fund's shares with information published for other investment companies and other investment vehicles. Performance quotations should also be considered relative to changes in the value of the Fund's shares and the risks associated with the Fund's investment objectives and policies. At any time in the future, performance quotations may be higher or lower than past performance quotations and there can be no assurance that any historical performance quotation will continue in the future.

         The Fund may also cite endorsements or use for comparison its performance rankings and listings reported in such newspapers or business or consumer publications as, among others: AAII Journal, Barron's, Boston Business Journal, Boston Globe, Boston Herald, Business Week, Consumer's Digest, Consumer Guide Publications, Changing Times, Financial Planning, Financial World, Forbes, Fortune, Growth Fund Guide, Houston Post, Institutional Investor, International Fund Monitor, Investor's Daily, Los Angeles Times, Medical Economics, Miami Herald, Money Mutual Fund Forecaster, Mutual Fund Letter, Mutual Fund Source Book, Mutual Fund Values, National Underwriter, Nelson's Directory of Investment Managers, New York Times, Newsweek, No Load Fund Investor, No Load Fund* X, Oakland Tribune, Pension World, Pensions and Investment Age, Personal Investor, Rugg and Steele, Time, U.S. News and World Report, USA Today, The Wall Street Journal, and Washington Post.

                              FINANCIAL STATEMENTS

         As of _________________, 1999, the Fund had not commenced operations, and therefore had not issued historical financial statements. After the Fund commences operations, it will issue an Annual Report to shareholders for each fiscal year ended December 31 and a Semi-Annual Report to shareholders for each period ended June 30.

                                   APPENDIX A
           DESCRIPTION OF STANDARD & POOR'S RATINGS GROUP ("S&P") AND
              MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") CORPORATE
                        BOND AND COMMERCIAL PAPER RATINGS

               [From  "Moody's  Bond  Record,"   November  1994  Issue  (Moody's
Investors Service, New York, 1994), and "Standard & Poor's Municipal Ratings Handbook," October 1997 Issue (McGraw Hill, New York, 1997).]

MOODY'S:

         (a) CORPORATE BONDS. Bonds rated Aaa by Moody's are judged by Moody's to be of the best quality, carrying the smallest degree of investment risk. Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa are judged by Moody's to be of high quality by all standards. Aa bonds are rated lower than Aaa bonds because margins of protection may not be as large as those of Aaa bonds, or fluctuations of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than those applicable to Aaa securities. Bonds which are rated A by Moody's possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. Bonds rated Baa by Moody's are considered medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments of or maintenance of other terms of the contract over any long period of time may be small. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         (b) COMMERCIAL PAPER. The Prime rating is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Issuers within this Prime category may be given ratings 1, 2 or 3, depending on the relative strengths of these factors. The designation of Prime-1 indicates the highest quality repayment capacity of the rated issue. Issuers rated Prime-2 are deemed to have a strong ability for repayment while issuers voted Prime-3 are deemed to have an acceptable ability for repayment. Issuers rated Not Prime do not fall within any of the Prime rating categories.

S&P:

         (a) CORPORATE BONDS. An S&P corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. The ratings described below may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. Debt rated AA is judged by S&P to have a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. Debt rated A by S&P has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         Debt rated BBB by S&P is regarded by S&P as having an adequate capacity to pay interest and repay principal. Although such bonds normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than debt in higher rated categories.

         Debt rated BB, B, CCC, CC and C is regarded as having predominately speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating. Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating. The rating CC typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

         The rating CI is reserved for income bonds on which no interest is being paid. Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

         (b) COMMERCIAL PAPER. An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

         The commercial paper rating A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation. For commercial paper with an A-2 rating, the capacity for timely payment on issues is satisfactory, but not as high as for issues designated A-1. Issues rated A-3 have adequate capacity for timely payment, but are more vulnerable to the adverse effects of changes in circumstances than obligations carrying higher designations.

Issues rated B are regarded as having only speculative capacity for timely payment. The C rating is assigned to short-term debt obligations with a doubtful capacity for payment. Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.




PART C.  OTHER INFORMATION

ITEM 23: EXHIBITS

 (a)      ARTICLES OF INCORPORATION

               (1) Declaration of Trust dated November 18, 1998, filed with Pre-Effective Amendment No. 2 to Registration Statement No. 333-67705 (the "Registration Statement") and incorporated by reference herein.

               (2)  Redesignation of Series and Establishment and Designation of
               Classes,  filed  with  Pre-Effective   Amendment  No.  2  to  the
               Registration Statement and incorporated by reference herein.

               (3) Written Instrument Increasing Number of Trustees and Appointing New Trustees, filed with Pre-Effective Amendment No. 2 to the Registration Statement and incorporated by reference herein.

               (4) Establishment and Designation of Series and Classes (Cundill Value Fund - Class A, Class B, Class C, Class I and Advisor Class) to be filed by amendment.

               (b) BY-LAWS: Filed with Pre-Effective Amendment No. 2 to the Registration Statement and incorporated by reference herein.

               (c) INSTRUMENTS DEFINING RIGHTS OF SECURITY HOLDERS: See Exhibits 23(a) and 23(b).

               (d) INVESTMENT ADVISORY CONTRACTS:

               (1) Master Business Management and Investment Advisory Agreement, filed with Pre-Effective Amendment No. 3 to the Registration Statement and incorporated by reference herein.

               (2) Business Management And Investment Advisory Agreement Supplement for International Solutions I - Conservative Growth, filed with Pre-Effective Amendment No. 3 to the Registration Statement and incorporated by reference herein.

               (3) Business Management And Investment Advisory Agreement Supplement for International Solutions II - Balanced Growth, filed with Pre-Effective Amendment No. 3 to the Registration Statement and incorporated by reference herein.

               (4) Business Management And Investment Advisory Agreement Supplement for International Solutions III - Moderate Growth, filed with Pre-Effective Amendment No. 3 to the Registration Statement and incorporated by reference herein.

               (5) Business Management And Investment Advisory Agreement Supplement for International Solutions IV - Long-Term Growth, filed with Pre-Effective Amendment No. 3 to the Registration Statement and incorporated by reference herein.

               (6) Business Management And Investment Advisory Agreement Supplement for International Solutions V - Aggressive Growth, filed with Pre-Effective Amendment No. 3 to the Registration Statement and incorporated by reference herein.

               (7) Form of Subadvisory Agreement between Ivy Management, Inc. and Garmaise Investment Technologies (US) Inc., filed with Pre-Effective Amendment No. 3 to the Registration Statement and incorporated by reference herein.

               (8)  Business   Management  And  Investment   Advisory  Agreement
               Supplement for Cundill Value Fund to be filed by amendment.

               (9) Form of Subadvisory Agreement between Ivy Management, Inc. and Peter Cundill & Associates (Bermuda) Ltd. to be filed by amendment.


 (e)      UNDERWRITING CONTRACTS:

               (1) Distribution Agreement, filed with Pre-Effective Amendment No. 3 to the Registration Statement and incorporated by reference herein.

               (2) Form of Dealer Agreement, filed with Pre-Effective Amendment No. 3 to the Registration Statement and incorporated by reference herein.

               (3) Addendum to Distribution Agreement (Cundill Value Fund - Class A, Class B, Class C and Class I) to be filed by amendment.

               (f) BONUS OR PROFIT SHARING CONTRACTS: Not applicable.

               (g) CUSTODIAN AGREEMENTS:

               (1)  Form  of  Custodian  Agreement,   filed  with  Pre-Effective
               Amendment No. 3 to the Registration Statement and incorporated by reference herein.

               (h) OTHER MATERIAL CONTRACTS:

               (1)  Master   Administrative   Services  Agreement,   filed  with
               Pre-Effective Amendment No. 3 to the Registration Statement and incorporated by reference herein.

               (2) Administrative Services Agreement Supplement for International Solutions, filed with Pre-Effective Amendment No. 3 to the Registration Statement and incorporated by reference herein.

               (3) Transfer Agency and Shareholder Services Agreement, filed with Pre-Effective Amendment No. 3 to the Registration Statement and incorporated by reference herein.

               (4)  Master  Fund  Accounting  Services  Agreement,   filed  with
               Pre-Effective Amendment No. 3 to the Registration Statement and incorporated by reference herein.

               (5) Fund Accounting Services Agreement Supplement for International Solutions, filed with Pre-Effective Amendment No. 3 to the Registration Statement and incorporated by reference herein.

               (6) Form of Reimbursement Agreement, filed with Pre-Effective Amendment No. 3 to the Registration Statement and incorporated by reference herein.

               (7) Administrative Services Agreement Supplement for Cundill Value Fund to be filed by amendment.

               (8) Transfer Agency and Shareholder Services Agreement Supplement for Cundill Value Fund to be filed by amendment.

               (9) Fund Accounting Services Agreement Supplement for Cundill Value Fund to be filed by amendment.

               (i) LEGAL OPINION: to be filed by amendment.

               (j) OTHER OPINIONS:

               (1) Consent of independent accountants to be filed by amendment.

               (2) Report of independent accountants to be filed by amendment.

               (k) OMITTED FINANCIAL STATEMENTS: Not applicable.

               (l) INITIAL CAPITAL AGREEMENTS:

               (1) Purchase Agreement for International Solutions, filed with Pre-Effective Amendment No. 3 to the Registration Statement and incorporated by reference herein.

               (m) RULE 12B-1 PLAN:

               (1) Distribution Plan For Mackenzie Solutions Class A Shares, filed with Pre-Effective Amendment No. 3 to the Registration Statement and incorporated by reference herein.

               (2) Distribution Plan For Mackenzie Solutions Class B Shares, filed with Pre-Effective Amendment No. 3 to the Registration Statement and incorporated by reference herein.

               (3) Distribution Plan For Mackenzie Solutions Class C Shares, filed with Pre-Effective Amendment No. 3 to the Registration Statement and incorporated by reference herein.

               (4) Supplement to Distribution Plan For Mackenzie Solutions Class A Shares (Cundill Value Fund Class A Shares) to be filed by amendment.

               (5) Supplement to Distribution Plan For Mackenzie Solutions Class B Shares (Cundill Value Fund Class B Shares) to be filed by amendment.

               (7) Supplement to Distribution Plan For Mackenzie Solutions Class C Shares (Cundill Value Fund Class C Shares) to be filed by amendment.

               (n) FINANCIAL DATA SCHEDULE: Not applicable.

               (o) RULE 18F-3 PLAN:


               (1) Plan Pursuant To Rule 18f-3 Under The Investment Company Act Of 1940, filed with Pre-Effective Amendment No. 3 to the Registration Statement and incorporated by reference herein.

               (2) Amended and Restated Plan Pursuant To Rule 18f-3 Under The Investment Company Act of 1940 to be filed by amendment.


               ITEM 24:  PERSONS  CONTROLLED BY OR UNDER COMMON CONTROL WITH THE
               FUND: Not applicable.


               ITEM 25: INDEMNIFICATION

         A policy of insurance covering the Registrant and Ivy Management, Inc. (the Registrant's investment manager) will insure the Registrant's trustees, officers and others against liability arising by reason of an actual or alleged breach of duty, neglect, error, misstatement, misleading statement, omission or other negligent act. Reference is also made to Article IV of the Registrant's Declaration of Trust, dated November 18, 1998 (filed with Registrant's initial Registration Statement).


ITEM 26: BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

         Reference is made to the Form ADV of each of Ivy Management, Inc. ("IMI"), the Registrant's investment manager, Garmaise Investment Technologies ("GIT"), the Registrant's asset allocation consultant, and Peter Cundill & Associates ("Cundill"), the Subadviser to Cundill Value Fund. The list required by this Item 26 of officers and directors of IMI, GIT, and Cundill respectively, together with information as to any other business profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of each of IMI's, GIT's and Cundill's Form ADV.


ITEM 27: PRINCIPAL UNDERWRITERS

         (a) Ivy Mackenzie Distribution, Inc. ("IMDI"), Via Mizner Financial Plaza, 700 South Federal Highway, Suite 300, Boca Raton, Florida 33432, Registrant's distributor, is a subsidiary of Mackenzie Investment Management Inc. ("MIMI"), Via Mizner Financial Plaza, 700 South Federal Highway, Suite 300, Boca Raton, Florida 33432. IMDI is the successor to MIMI's distribution activities.

         (b) The information required by this Item 27 regarding each director, officer or partner of IMDI is incorporated by reference to Schedule A of Form BD filed by IMDI pursuant to the Securities Exchange Act of 1934.


ITEM 28: LOCATION OF ACCOUNTS AND RECORDS

         Ivy Mackenzie Services Corp., Via Mizner Financial Plaza, 700 South Federal Highway, Suite 300, Boca Raton, Florida 33432, maintains on the
Registrant's behalf physical possession of each account, book, and other document required to be maintained by section 31(a) of the Investment Company Act of 1940 and the rules thereunder.


ITEM 29: MANAGEMENT SERVICES

         Not applicable.

ITEM 30: UNDERTAKINGS

         Not applicable.



                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 1 to Registrant's Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and the Commonwealth of Massachusetts, on the 16th day of July, 1999.

                                          MACKENZIE SOLUTIONS



                                          By:      /s/ KEITH J. CARLSON**
                                                   President
By:     /S/JOSEPH R. FLEMING
         Joseph R. Fleming, Attorney-in-Fact

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 1 Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE:                     TITLE:                                 DATE:

/s/ KEITH J. CARLSON**         President and Trustee                  7/16/99

/s/ IAN CARMICHAEL**           Trustee                                7/16/99

/s/ P. RODNEY CUNNINGHAM**     Trustee                                7/16/99

/s/ GARY R. ELLIS**            Trustee                                7/16/99

/s/ C. WILLIAM FERRIS*         Vice President,                        7/16/99
                               Secretary/Treasurer
                               (Chief Financial Officer)


By:     /S/JOSEPH R. FLEMING
         Joseph R. Fleming, Attorney-in-Fact

* Executed pursuant to power of attorney filed with Registrant's initial Registration Statement.

**       Executed pursuant to powers of attorney filed herein.


                                POWER OF ATTORNEY


         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned constitutes and appoints each of Joseph R. Fleming and Sheldon A. Jones his true and lawful attorney-in-fact and agent, each with full power of substitution and resubstitution for him in his name, place, and stead, to sign any and all registration statements applicable to Mackenzie Solutions and any notices, amendments or supplements thereto, and to file the same, with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, the undersigned has subscribed to these presents this 18th day of March, 1999.



By:                                                  Title:


 /s/ MICHAEL G. LANDRY                        Chairman and Trustee
Michael G. Landry                           (Chief Executive Officer)

                                POWER OF ATTORNEY


         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned constitutes and appoints each of Joseph R. Fleming and Sheldon A. Jones his true and lawful attorney-in-fact and agent, each with full power of substitution and resubstitution for him in his name, place, and stead, to sign any and all registration statements applicable to Mackenzie Solutions and any notices, amendments or supplements thereto, and to file the same, with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, the undersigned has subscribed to these presents this 18th day of March, 1999.



By:                                                  Title:


 /s/ KEITH J. CARLSON                       President and Trustee
Keith J. Carlson

                                POWER OF ATTORNEY


         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned constitutes and appoints each of Joseph R. Fleming and Sheldon A. Jones his true and lawful attorney-in-fact and agent, each with full power of substitution and resubstitution for him in his name, place, and stead, to sign any and all registration statements applicable to Mackenzie Solutions and any notices, amendments or supplements thereto, and to file the same, with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, the undersigned has subscribed to these presents this 18th day of March, 1999.



By:                                          Title:


 /s/ IAN CARMICHAEL                         Trustee
Ian Carmichael

                                POWER OF ATTORNEY


         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned constitutes and appoints each of Joseph R. Fleming and Sheldon A. Jones his true and lawful attorney-in-fact and agent, each with full power of substitution and resubstitution for him in his name, place, and stead, to sign any and all registration statements applicable to Mackenzie Solutions and any notices, amendments or supplements thereto, and to file the same, with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, the undersigned has subscribed to these presents this 18th day of March, 1999.



By:                                          Title:


 /s/ P. RODNEY CUNNINGHAM                   Trustee
P. Rodney Cunningham

                                POWER OF ATTORNEY


         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned constitutes and appoints each of Joseph R. Fleming and Sheldon A. Jones his true and lawful attorney-in-fact and agent, each with full power of substitution and resubstitution for him in his name, place, and stead, to sign any and all registration statements applicable to Mackenzie Solutions and any notices, amendments or supplements thereto, and to file the same, with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, the undersigned has subscribed to these presents this 18th day of March, 1999.



By:                                         Title:


 /s/ GARY R. ELLIS                          Trustee
Gary R. Ellis





                                  EXHIBIT INDEX


To be filed by amendment